                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-5897
                                   ------------


                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------
Date of reporting period:    7/31
                         --------------

   Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

   RIVERSOURCE(SM)
   PORTFOLIO BUILDER SERIES

------------------------------------------------------------------------------

   SEMIANNUAL REPORT FOR THE
   PERIOD ENDED JULY 31, 2006

   >  THE ENCLOSED SEMIANNUAL REPORT DESCRIBES SIX
      FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE(SM)
      FUNDS. THE OBJECTIVE OF EACH FUND IS THE HIGHEST
      LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN
      ACCEPTABLE LEVEL OF RISK.

      RIVERSOURCE(SM) PORTFOLIO BUILDER CONSERVATIVE FUND
      RIVERSOURCE(SM) PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND RIVERSOURCE(SM) PORTFOLIO BUILDER MODERATE FUND
      RIVERSOURCE(SM) PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
      RIVERSOURCE(SM) PORTFOLIO BUILDER AGGRESSIVE FUND
      RIVERSOURCE(SM) PORTFOLIO BUILDER TOTAL EQUITY FUND

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

TABLE OF CONTENTS

Fund Snapshots .........................................................2
Portfolio Allocation ...................................................4
Investment Changes
   RiverSource Portfolio Builder Conservative Fund .....................6
   RiverSource Portfolio Builder Moderate Conservative Fund ............7
   RiverSource Portfolio Builder Moderate Fund .........................8
   RiverSource Portfolio Builder Moderate Aggressive Fund ..............9
   RiverSource Portfolio Builder Aggressive Fund ......................10
   RiverSource Portfolio Builder Total Equity Fund ....................11
Performance Summaries .................................................12
Questions & Answers with Portfolio Management .........................16
Investments in Affiliated Funds .......................................22
Financial Statements ..................................................28
Notes to Financial Statements .........................................35
Fund Expenses Example .................................................53
Approval of Investment Management Services Agreement ..................60
Proxy Voting ..........................................................60


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RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   1

FUND SNAPSHOTS AT JULY 31, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

The Portfolio Builder funds offer disciplined professional asset allocation and instant portfolio diversification by investing in a combination of underlying RiverSource funds which invest in equity securities and fixed income securities. The Fund leverages the input of the RiverSource Capital Markets Committee outlook for the global economy and markets, and the Fund's managers meet regularly to strategically reallocate each asset class based on the Committee's recommendations and current market conditions.

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      ABDAX                  3/4/04
Class B                                      ABBDX                  3/4/04
Class C                                       --                    3/4/04
Class Y                                       --                    3/4/04

Total net assets ...............................................$121.1 million
Number of holdings .........................................................28

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      AUCAX                  3/4/04
Class B                                      AMDBX                  3/4/04
Class C                                       --                    3/4/04
Class Y                                       --                    3/4/04

Total net assets ...............................................$253.8 million
Number of holdings .........................................................32

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      ABUAX                  3/4/04
Class B                                      AURBX                  3/4/04
Class C                                      AMTCX                  3/4/04
Class Y                                       --                    3/4/04

Total net assets ...............................................$676.8 million
Number of holdings .........................................................30

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      AXMAX                  3/4/04
Class B                                      ABMBX                  3/4/04
Class C                                      AGECX                  3/4/04
Class Y                                       --                    3/4/04

Total net assets ...............................................$842.8 million
Number of holdings .........................................................30

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      AXBAX                  3/4/04
Class B                                      AXPBX                  3/4/04
Class C                                      RBGCX                  3/4/04
Class Y                                       --                    3/4/04

Total net assets ...............................................$420.9 million
Number of holdings .........................................................30

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      AXTAX                  3/4/04
Class B                                      AXTBX                  3/4/04
Class C                                       --                    3/4/04
Class Y                                       --                    3/4/04

Total net assets ...............................................$370.5 million
Number of holdings .........................................................23

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

The Portfolio Builder funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


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2   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

FUND SNAPSHOTS AT JULY 31, 2006

------------------------------------------------------------------------------
PORTFOLIO MANAGERS
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Kent Bergene                                                        24
David Joy                                                           29
Michelle Keeley                                                     20
William Truscott                                                    23

The Capital Markets Committee provides initial guidance with respect to strategic asset allocation among the three main asset classes: equity, fixed income, and cash. The Asset Allocation Committee, comprised of Messrs. Joy and Truscott, and Ms. Keeley, determines the asset class and investment category allocations for each Fund. The Fund Selection Committee, comprised of Messrs. Bergene, Joy and Truscott, and Ms. Keeley, then determines the underlying fund selections for each Fund.

------------------------------------------------------------------------------

For more information about the underlying funds that make up each RiverSource Portfolio Builder Series funds, visit riversource.com/funds or call (888) 791-3380. On line, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information.You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Portfolio Builder Series fund invests only in Class I shares of underlying funds.

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------------------------------------------------------------------------------
TOP FIVE HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets at July 31, 2006

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

RiverSource Core Bond Fund                                   24.9%
RiverSource Limited Duration Bond Fund                       23.0
RiverSource Short Duration U.S. Government Fund              13.4
RiverSource Cash Management Fund                             10.2
RiverSource Inflation Protected Securities Fund               6.3

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

RiverSource Limited Duration Bond Fund                       14.9%
RiverSource Diversified Bond Fund                            12.9
RiverSource Short Duration U.S. Government Fund               8.3
RiverSource Core Bond Fund                                    6.7
RiverSource Inflation Protected Securities Fund               6.4

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

RiverSource Diversified Bond Fund                            15.1%
RiverSource Core Bond Fund                                   10.8
RiverSource Income Opportunities Fund                         8.1
RiverSource Growth Fund                                       7.4
RiverSource Disciplined Equity Fund                           7.1

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

RiverSource Diversified Bond Fund                            10.8%
RiverSource Growth Fund                                       9.8
RiverSource Disciplined Equity Fund                           9.2
RiverSource Inflation Protected Securities Fund               6.6
RiverSource Global Bond Fund                                  6.6

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

RiverSource Growth Fund                                      12.2%
RiverSource Disciplined Equity Fund                          11.5
RiverSource Diversified Bond Fund                             8.5
RiverSource Fundamental Growth Fund                           7.6
RiverSource Diversified Equity Income Fund                    5.9

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

RiverSource Growth Fund                                      14.9%
RiverSource Disciplined Equity Fund                          14.0
RiverSource Fundamental Growth Fund                           9.4
RiverSource Diversified Equity Income Fund                    7.3
RiverSource Large Cap Equity Fund                             6.0

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


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RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   3

PORTFOLIO ALLOCATION

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
------------------------------------------------------------------------------

Percentage of portfolio assets at July 31, 2006

Fixed Income Funds(1)                     68.8%
Cash Equivalents(2)                       10.2%            [PIE CHART]
Equity Funds(3)                           20.0%
Alternative Investment(4)                  1.0%

(1) Includes Investment Grade 61.3%, Inflation Protected Securities 6.3% and Global Bond 1.2%.

(2)   Includes Money Market 10.2%.

(3) Includes Dividend Income 0.6%, U.S. Small Cap 0.7%, Real Estate 1.0%, U.S. Mid Cap 1.3%, International 4.0% and U.S. Large Cap 12.4%.

(4) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

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RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
------------------------------------------------------------------------------

Percentage of portfolio assets at July 31, 2006

Fixed Income Funds(1)                     59.1%
Cash Equivalents(2)                        5.1%            [PIE CHART]
Equity Funds(3)                           34.9%
Alternative Investment(4)                  0.9%

(1) Includes Investment Grade 42.8%, Inflation Protected Securities 6.4%, Global Bond 6.4%, High Yield 2.9% and Floating Rate 0.6%.

(2)   Includes Money Market 5.1%.

(3) Includes U.S. Large Cap 22.1%, International 7.3%, U.S. Mid Cap 2.2%, U.S. Small Cap 1.2%, Dividend Income 1.1% and Real Estate 1.0%.

(4) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
------------------------------------------------------------------------------

Percentage of portfolio assets at July 31, 2006

Fixed Income Funds(1)                     48.2%
Equity Funds(2)                           49.9%            [PIE CHART]
Alternative Investment(3)                  1.9%

(1) Includes Investment Grade 25.9%, High Yield 8.1%, Inflation Protected Securities 6.8%, Global Bond 6.7% and Floating Rate 0.7%.

(2) Includes U.S. Large Cap 31.1%, International 10.5%, U.S. Mid Cap 3.0%, Real Estate 2.1%, U.S. Small Cap 1.6% and Dividend Income 1.6%.

(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.


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4   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

PORTFOLIO ALLOCATION

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
------------------------------------------------------------------------------

Percentage of portfolio assets at July 31, 2006

Fixed Income Funds(1)                     32.9%
Equity Funds(2)                           65.1%            [PIE CHART]
Alternative Investment(3)                  2.0%

(1) Includes Investment Grade 16.4%, Inflation Protected Securities 6.6%, Global Bond 6.6%, High Yield 2.3% and Floating Rate 1.0%.

(2) Includes U.S. Large Cap 41.1%, International 13.8%, U.S. Mid Cap 3.9%, U.S. Small Cap 2.2%, Real Estate 2.1% and Dividend Income 2.0%.

(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
------------------------------------------------------------------------------

Percentage of portfolio assets at July 31, 2006

Fixed Income Funds(1)                     18.0%
Equity Funds(2)                           80.0%            [PIE CHART]
Alternative Investment(3)                  2.0%

(1) Includes Investment Grade 10.3%, High Yield 2.7%, Global Bond 2.3%, Inflation Protected Securities 1.8% and Floating Rate 0.9%.

(2) Includes U.S. Large Cap 51.0%, International 17.0%, U.S. Mid Cap 4.8%, U.S. Small Cap 2.7%, Dividend Income 2.4% and Real Estate 2.1%.

(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
------------------------------------------------------------------------------

Percentage of portfolio assets at July 31, 2006

Equity Funds(1)                           98.0%            [PIE CHART]
Alternative Investment(2)                  2.0%

(1) Includes U.S. Large Cap 62.6%, International 20.9%, U.S. Mid Cap 6.0%, U.S. Small Cap 3.4%, Dividend Income 3.0% and Real Estate 2.1%.

(2) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.


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RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   5

INVESTMENT CHANGES

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
------------------------------------------------------------------------------

Fund holdings at July 31, 2006                                      % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                  PORTFOLIO ASSETS            6 MONTHS AGO
                                                                  ------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                            1.2%                    1.2%
                                                                  ------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                         6.3%                    6.1%
                                                                  ------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                             24.9%                   17.5%
 RiverSource Limited Duration Bond Fund                                 23.0%                   14.5%
 RiverSource Selective Fund                                               --%                   16.2%
 RiverSource Short Duration U.S. Government Fund                        13.4%                   13.0%
                                                                  ------------------------------------------------
                                                                        61.3%                   61.2%
                                                                  ------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource International Aggressive Growth Fund                        1.3%                    1.8%
 RiverSource International Equity Fund                                   0.7%                    1.0%
 RiverSource International Opportunity Fund                              0.8%                    1.0%
 RiverSource International Select Value Fund                             1.0%                    1.3%
 RiverSource International Small Cap Fund                                0.2%                    0.2%
                                                                  ------------------------------------------------
                                                                         4.0%                    5.3%
                                                                  ------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity Fund                                   0.6%                     --%
 RiverSource Real Estate Fund                                            1.0%                    1.1%
 RiverSource Disciplined Equity Fund                                     2.8%                    2.2%
 RiverSource Diversified Equity Income Fund                              1.4%                    2.0%
 RiverSource Fundamental Growth Fund                                     1.8%                    1.9%
 RiverSource Fundamental Value Fund                                      1.0%                    1.2%
 RiverSource Growth Fund                                                 3.0%                    3.0%
 RiverSource Large Cap Equity Fund                                       1.2%                    0.4%
 RiverSource Large Cap Value Fund                                        0.2%                    0.6%
 RiverSource New Dimensions Fund(R)                                       --%                    1.4%
 RiverSource Stock Fund                                                   --%                    0.5%
 RiverSource Value Fund                                                  1.0%                    1.2%
 RiverSource Aggressive Growth Fund                                      0.6%                    1.1%
 RiverSource Mid Cap Growth Fund                                         0.3%                    0.7%
 RiverSource Mid Cap Value Fund                                          0.2%                    0.2%
 RiverSource Select Value Fund                                           0.2%                    0.2%
 RiverSource Small Cap Advantage Fund                                     --%                    0.2%
 RiverSource Small Cap Equity Fund                                        --%                    0.2%
 RiverSource Small Cap Growth Fund                                       0.4%                    0.3%
 RiverSource Small Cap Value Fund                                        0.3%                    0.2%
                                                                  ------------------------------------------------
                                                                        16.0%                   18.6%
                                                                  ------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                                       10.2%                    7.6%
                                                                  ------------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
 RiverSource Absolute Return Currency and Income Fund                    1.0%                     --%
                                                                  ------------------------------------------------
                                                                       100.0%                  100.0%
                                                                  ------------------------------------------------


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6   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENT CHANGES

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
------------------------------------------------------------------------------

Fund holdings at July 31, 2006                                      % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                  PORTFOLIO ASSETS            6 MONTHS AGO
                                                                  ------------------------------------------------
FLOATING RATE FUND
 RiverSource Floating Rate Fund                                          0.6%                     --%
                                                                  ------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                            6.4%                    6.1%
                                                                  ------------------------------------------------
HIGH YIELD FIXED-INCOME FUND
 RiverSource Income Opportunities Fund                                   2.9%                    3.7%
                                                                  ------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                         6.4%                    6.1%
                                                                  ------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                              6.7%                    6.4%
 RiverSource Diversified Bond Fund                                      12.9%                     --%
 RiverSource Limited Duration Bond Fund                                 14.9%                   15.1%
 RiverSource Selective Fund                                               --%                   12.6%
 RiverSource Short Duration U.S. Government Fund                         8.3%                    7.9%
                                                                  ------------------------------------------------
                                                                        42.8%                   42.0%
                                                                  ------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                       0.7%                    0.7%
 RiverSource International Aggressive Growth Fund                        2.1%                    2.7%
 RiverSource International Equity Fund                                   1.2%                    1.5%
 RiverSource International Opportunity Fund                              1.3%                    1.6%
 RiverSource International Select Value Fund                             1.7%                    2.0%
 RiverSource International Small Cap Fund                                0.3%                    0.3%
                                                                  ------------------------------------------------
                                                                         7.3%                    8.8%
                                                                  ------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity Fund                                   1.1%                     --%
 RiverSource Real Estate Fund                                            1.0%                    1.1%
 RiverSource Disciplined Equity Fund                                     4.9%                    3.6%
 RiverSource Diversified Equity Income Fund                              2.6%                    3.5%
 RiverSource Fundamental Growth Fund                                     3.3%                    3.2%
 RiverSource Fundamental Value Fund                                      1.8%                    1.9%
 RiverSource Growth Fund                                                 5.3%                    5.0%
 RiverSource Large Cap Equity Fund                                       2.1%                    0.8%
 RiverSource Large Cap Value Fund                                        0.3%                    1.0%
 RiverSource New Dimensions Fund(R)                                       --%                    2.4%
 RiverSource Stock Fund                                                   --%                    0.9%
 RiverSource Value Fund                                                  1.8%                    1.9%
 RiverSource Aggressive Growth Fund                                      1.0%                    1.8%
 RiverSource Mid Cap Growth Fund                                         0.5%                    1.2%
 RiverSource Mid Cap Value Fund                                          0.4%                    0.4%
 RiverSource Select Value Fund                                           0.3%                    0.3%
 RiverSource Small Cap Advantage Fund                                     --%                    0.3%
 RiverSource Small Cap Equity Fund                                        --%                    0.3%
 RiverSource Small Cap Growth Fund                                       0.8%                    0.4%
 RiverSource Small Cap Value Fund                                        0.4%                    0.3%
                                                                  ------------------------------------------------
                                                                        27.6%                   30.3%
                                                                  ------------------------------------------------
MONEY MARKET FUND
 RiverSource Cash Management Fund                                        5.1%                    3.0%
                                                                  ------------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
 RiverSource Absolute Return Currency and Income Fund                    0.9%                     --%
                                                                  ------------------------------------------------
                                                                       100.0%                  100.0%
                                                                  ------------------------------------------------


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RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   7

INVESTMENT CHANGES

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
------------------------------------------------------------------------------

Fund holdings at July 31, 2006                                      % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                  PORTFOLIO ASSETS            6 MONTHS AGO
                                                                  ------------------------------------------------
FLOATING RATE FUND
 RiverSource Floating Rate Fund                                          0.7%                     --%
                                                                  ------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                            6.7%                    6.0%
                                                                  ------------------------------------------------
HIGH YIELD FIXED-INCOME FUND
 RiverSource Income Opportunities Fund                                   8.1%                    8.3%
                                                                  ------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                         6.8%                    6.4%
                                                                  ------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                             10.8%                   10.1%
 RiverSource Diversified Bond Fund                                      15.1%                     --%
 RiverSource Limited Duration Bond Fund                                   --%                    2.3%
 RiverSource Selective Fund                                               --%                   12.4%
 RiverSource Short Duration U.S. Government Fund                          --%                    0.5%
                                                                  ------------------------------------------------
                                                                        25.9%                   25.3%
                                                                  ------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                       1.0%                    1.0%
 RiverSource International Aggressive Growth Fund                        3.1%                    3.7%
 RiverSource International Equity Fund                                   1.6%                    2.0%
 RiverSource International Opportunity Fund                              1.9%                    2.2%
 RiverSource International Select Value Fund                             2.5%                    2.7%
 RiverSource International Small Cap Fund                                0.4%                    0.4%
                                                                  ------------------------------------------------
                                                                        10.5%                   12.0%
                                                                  ------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity Fund                                   1.6%                     --%
 RiverSource Real Estate Fund                                            2.1%                    2.1%
 RiverSource Disciplined Equity Fund                                     7.1%                    4.9%
 RiverSource Diversified Equity Income Fund                              3.6%                    4.7%
 RiverSource Fundamental Growth Fund                                     4.5%                    4.4%
 RiverSource Fundamental Value Fund                                      2.5%                    2.5%
 RiverSource Growth Fund                                                 7.4%                    6.9%
 RiverSource Large Cap Equity Fund                                       3.0%                    1.0%
 RiverSource Large Cap Value Fund                                        0.4%                    1.3%
 RiverSource New Dimensions Fund(R)                                       --%                    3.2%
 RiverSource Stock Fund                                                   --%                    1.3%
 RiverSource Value Fund                                                  2.6%                    2.7%
 RiverSource Aggressive Growth Fund                                      1.4%                    2.5%
 RiverSource Mid Cap Growth Fund                                         0.7%                    1.7%
 RiverSource Mid Cap Value Fund                                          0.5%                    0.5%
 RiverSource Select Value Fund                                           0.4%                    0.4%
 RiverSource Small Cap Advantage Fund                                     --%                    0.4%
 RiverSource Small Cap Equity Fund                                        --%                    0.5%
 RiverSource Small Cap Growth Fund                                       1.0%                    0.6%
 RiverSource Small Cap Value Fund                                        0.6%                    0.4%
                                                                  ------------------------------------------------
                                                                        39.4%                   42.0%
                                                                  ------------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
 RiverSource Absolute Return Currency and Income Fund                    1.9%                     --%
                                                                  ------------------------------------------------
                                                                       100.0%                  100.0%
                                                                  ------------------------------------------------


------------------------------------------------------------------------------

8   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENT CHANGES

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
------------------------------------------------------------------------------

Fund holdings at July 31, 2006                                      % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                  PORTFOLIO ASSETS            6 MONTHS AGO
                                                                  ------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                       1.4%                    1.2%
 RiverSource International Aggressive Growth Fund                        3.9%                    4.8%
 RiverSource International Equity Fund                                   2.1%                    2.6%
 RiverSource International Opportunity Fund                              2.5%                    2.8%
 RiverSource International Select Value Fund                             3.3%                    3.5%
 RiverSource International Small Cap Fund                                0.6%                    0.6%
                                                                  ------------------------------------------------
                                                                        13.8%                   15.5%
                                                                  ------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity Fund                                   2.0%                     --%
 RiverSource Real Estate Fund                                            2.1%                    2.1%
 RiverSource Disciplined Equity Fund                                     9.2%                    6.3%
 RiverSource Diversified Equity Income Fund                              4.8%                    6.1%
 RiverSource Fundamental Growth Fund                                     6.1%                    5.6%
 RiverSource Fundamental Value Fund                                      3.3%                    3.2%
 RiverSource Growth Fund                                                 9.8%                    8.8%
 RiverSource Large Cap Equity Fund                                       4.0%                    1.3%
 RiverSource Large Cap Value Fund                                        0.5%                    1.7%
 RiverSource New Dimensions Fund(R)                                       --%                    4.2%
 RiverSource Stock Fund                                                   --%                    1.7%
 RiverSource Value Fund                                                  3.4%                    3.4%
 RiverSource Aggressive Growth Fund                                      1.9%                    3.2%
 RiverSource Mid Cap Growth Fund                                         0.9%                    2.2%
 RiverSource Mid Cap Value Fund                                          0.6%                    0.7%
 RiverSource Select Value Fund                                           0.5%                    0.5%
 RiverSource Small Cap Advantage Fund                                     --%                    0.5%
 RiverSource Small Cap Equity Fund                                        --%                    0.6%
 RiverSource Small Cap Growth Fund                                       1.4%                    0.8%
 RiverSource Small Cap Value Fund                                        0.8%                    0.5%
                                                                  ------------------------------------------------
                                                                        51.3%                   53.4%
                                                                  ------------------------------------------------
FLOATING RATE FUND
 RiverSource Floating Rate Fund                                          1.0%                     --%
                                                                  ------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                            6.6%                    6.2%
                                                                  ------------------------------------------------
HIGH YIELD FIXED-INCOME FUND
 RiverSource Income Opportunities Fund                                   2.3%                    3.1%
                                                                  ------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                         6.6%                    6.2%
                                                                  ------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                              5.6%                    6.3%
 RiverSource Diversified Bond Fund                                      10.8%                     --%
 RiverSource Limited Duration Bond Fund                                   --%                    3.1%
 RiverSource Selective Fund                                               --%                    5.3%
 RiverSource Short Duration U.S. Government Fund                          --%                    0.9%
                                                                  ------------------------------------------------
                                                                        16.4%                   15.6%
                                                                  ------------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
 RiverSource Absolute Return Currency and Income Fund                    2.0%                     --%
                                                                  ------------------------------------------------
                                                                       100.0%                  100.0%
                                                                  ------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   9

INVESTMENT CHANGES

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
------------------------------------------------------------------------------

Fund holdings at July 31, 2006                                      % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                  PORTFOLIO ASSETS            6 MONTHS AGO
                                                                  ------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                       1.7%                    1.5%
 RiverSource International Aggressive Growth Fund                        4.8%                    5.8%
 RiverSource International Equity Fund                                   2.6%                    3.2%
 RiverSource International Opportunity Fund                              3.1%                    3.5%
 RiverSource International Select Value Fund                             4.1%                    4.3%
 RiverSource International Small Cap Fund                                0.7%                    0.7%
                                                                  ------------------------------------------------
                                                                        17.0%                   19.0%
                                                                  ------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity Fund                                   2.4%                     --%
 RiverSource Real Estate Fund                                            2.1%                    2.1%
 RiverSource Disciplined Equity Fund                                    11.5%                    7.7%
 RiverSource Diversified Equity Income Fund                              5.9%                    7.4%
 RiverSource Fundamental Growth Fund                                     7.6%                    6.8%
 RiverSource Fundamental Value Fund                                      4.1%                    4.0%
 RiverSource Growth Fund                                                12.2%                   10.8%
 RiverSource Large Cap Equity Fund                                       4.9%                    1.6%
 RiverSource Large Cap Value Fund                                        0.6%                    2.1%
 RiverSource New Dimensions Fund(R)                                       --%                    5.1%
 RiverSource Stock Fund                                                   --%                    2.0%
 RiverSource Value Fund                                                  4.2%                    4.2%
 RiverSource Aggressive Growth Fund                                      2.3%                    3.9%
 RiverSource Mid Cap Growth Fund                                         1.1%                    2.6%
 RiverSource Mid Cap Value Fund                                          0.8%                    0.8%
 RiverSource Select Value Fund                                           0.6%                    0.7%
 RiverSource Small Cap Advantage Fund                                     --%                    0.6%
 RiverSource Small Cap Equity Fund                                        --%                    0.7%
 RiverSource Small Cap Growth Fund                                       1.7%                    0.9%
 RiverSource Small Cap Value Fund                                        1.0%                    0.6%
                                                                  ------------------------------------------------
                                                                        63.0%                   64.6%
                                                                  ------------------------------------------------
FLOATING RATE FUND
 RiverSource Floating Rate Fund                                          0.9%                     --%
                                                                  ------------------------------------------------
GLOBAL BOND FUND
 RiverSource Global Bond Fund                                            2.3%                    2.2%
                                                                  ------------------------------------------------
HIGH YIELD FIXED-INCOME FUND
 RiverSource Income Opportunities Fund                                   2.7%                    3.3%
                                                                  ------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
 RiverSource Inflation Protected Securities Fund                         1.8%                    1.6%
                                                                  ------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Core Bond Fund                                              1.8%                    1.5%
 RiverSource Diversified Bond Fund                                       8.5%                     --%
 RiverSource Limited Duration Bond Fund                                   --%                    4.6%
 RiverSource Selective Fund                                               --%                    0.1%
 RiverSource Short Duration U.S. Government Fund                          --%                    3.1%
                                                                  ------------------------------------------------
                                                                        10.3%                    9.3%
                                                                  ------------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
 RiverSource Absolute Return Currency and Income Fund                    2.0%                     --%
                                                                  ------------------------------------------------
                                                                       100.0%                  100.0%
                                                                  ------------------------------------------------


--------------------------------------------------------------------------------

10   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENT CHANGES

--------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
--------------------------------------------------------------------------------

Fund holdings at July 31, 2006                                      % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                  PORTFOLIO ASSETS            6 MONTHS AGO
                                                                  ------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Emerging Markets Fund                                       2.1%                    1.8%
 RiverSource International Aggressive Growth Fund                        5.9%                    7.0%
 RiverSource International Equity Fund                                   3.3%                    3.8%
 RiverSource International Opportunity Fund                              3.8%                    4.2%
 RiverSource International Select Value Fund                             5.0%                    5.1%
 RiverSource International Small Cap Fund                                0.8%                    0.9%
                                                                  ------------------------------------------------
                                                                        20.9%                   22.8%
                                                                  ------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity Fund                                   3.0%                     --%
 RiverSource Real Estate Fund                                            2.1%                    2.1%
 RiverSource Disciplined Equity Fund                                    14.0%                    9.4%
 RiverSource Diversified Equity Income Fund                              7.3%                    8.9%
 RiverSource Fundamental Growth Fund                                     9.4%                    8.1%
 RiverSource Fundamental Value Fund                                      5.0%                    5.0%
 RiverSource Growth Fund                                                14.9%                   12.9%
 RiverSource Large Cap Equity Fund                                       6.0%                    1.9%
 RiverSource Large Cap Value Fund                                        0.8%                    2.4%
 RiverSource New Dimensions Fund(R)                                       --%                    6.1%
 RiverSource Stock Fund                                                   --%                    2.4%
 RiverSource Value Fund                                                  5.2%                    5.0%
 RiverSource Aggressive Growth Fund                                      2.9%                    4.6%
 RiverSource Mid Cap Growth Fund                                         1.4%                    3.1%
 RiverSource Mid Cap Value Fund                                          1.0%                    0.9%
 RiverSource Select Value Fund                                           0.7%                    0.8%
 RiverSource Small Cap Advantage Fund                                     --%                    0.8%
 RiverSource Small Cap Equity Fund                                        --%                    0.9%
 RiverSource Small Cap Growth Fund                                       2.2%                    1.1%
 RiverSource Small Cap Value Fund                                        1.2%                    0.8%
                                                                  ------------------------------------------------
                                                                        77.1%                   77.2%
                                                                  ------------------------------------------------
ALTERNATIVE INVESTMENT
Includes government, corporate, mortgage and agency securities
 RiverSource Absolute Return Currency and Income Fund                    2.0%                     --%
                                                                  ------------------------------------------------
                                                                       100.0%                  100.0%
                                                                  ------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   11

PERFORMANCE SUMMARIES

------------------------------------------------------------------------------
                         RIVERSOURCE PORTFOLIO BUILDER
                               CONSERVATIVE FUND
------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended July 31, 2006

   [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

  Portfolio Builder                                              Citigroup 3-Month
  Conservative Fund        Lehman Brothers      Russell 3000       U.S. Treasury     MSCI EAFE        Blended
Class A(1) (excluding       Aggregate Bond        Index(5)         Bill Index(6)     Index(7)        Index(8)
    sales charge)        Index(4) (unmanaged)   (unmanaged)         (unmanaged)     (unmanaged)     (unmanaged)
       +0.58%                  +0.61%              -0.20%             +2.27%           +5.15%           +0.85%

------------------------------------------------------------------------------
                    RIVERSOURCE PORTFOLIO BUILDER MODERATE
                               CONSERVATIVE FUND
------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended July 31, 2006

   [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

  Portfolio Builder                                                                  Citigroup
Moderate Conservative      Lehman Brothers                                            3-Month
   Fund Class A(2)         Aggregate Bond        Russell 3000       MSCI EAFE       U.S. Treasury      Blended
     (excluding               Index(4)            Index(5)         Index(7)        Bill Index(6)     Index(8)
    sales charge)            (unmanaged)        (unmanaged)       (unmanaged)       (unmanaged)     (unmanaged)
       +0.45%                  +0.61%              -0.20%             +5.15%           +2.27%           +0.81%

------------------------------------------------------------------------------
                         RIVERSOURCE PORTFOLIO BUILDER
                                 MODERATE FUND
------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended July 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

  Portfolio Builder
    Moderate Fund          Lehman Brothers
     Class A(3)            Aggregate Bond       Russell 3000       MSCI EAFE         Blended
     (excluding               Index(4)            Index(5)         Index(7)         Index(8)
    sales charge)            (unmanaged)        (unmanaged)       (unmanaged)      (unmanaged)
       +0.27%                  +0.61%              -0.20%             +5.15%           +0.77%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Conservative Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 4% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.

(2) The Moderate Conservative Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 60% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index, 7% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

(3) The Moderate Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(5) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(6) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(7) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(8) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index; the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The sales charge for Class A shares of RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund is 4.75% and 5.75% for RiverSource Portfolio Builder Moderate Fund. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

12   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

------------------------------------------------------------------------------
                         RIVERSOURCE PORTFOLIO BUILDER
                           MODERATE AGGRESSIVE FUND
------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended July 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

 Portfolio Builder
Moderate Aggressive                             Lehman Brothers
  Fund Class A(1)            Russell 3000       Aggregate Bond      MSCI EAFE         Blended
 (excluding sales              Index(4)            Index(5)         Index(6)         Index(7)
      charge)                (unmanaged)          (unmanaged)      (unmanaged)      (unmanaged)
      +0.13%                    -0.20%              +0.61%            +5.15%           +0.81%

------------------------------------------------------------------------------
                         RIVERSOURCE PORTFOLIO BUILDER
                                AGGRESSIVE FUND
------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended July 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

  Portfolio Builder                             Lehman Brothers
   Aggressive Fund           Russell 3000       Aggregate Bond      MSCI EAFE         Blended
Class A(2) (excluding          Index(4)            Index(5)         Index(6)         Index(7)
    sales charge)            (unmanaged)          (unmanaged)      (unmanaged)      (unmanaged)
       -0.09%                   -0.20%              +0.61%            +5.15%           +0.84%

------------------------------------------------------------------------------
                         RIVERSOURCE PORTFOLIO BUILDER
                               TOTAL EQUITY FUND
------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended July 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

  Portfolio Builder
  Total Equity Fund          Russell 3000         MSCI EAFE          Blended
Class A(3) (excluding          Index(4)           Index(6)          Index(7)
    sales charge)            (unmanaged)         (unmanaged)       (unmanaged)
       -0.50%                   -0.20%              +5.15%            +0.87%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Moderate Aggressive Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(2) The Aggressive Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(3) The Total Equity Fund compares its performance to the Russell 3000 Index, as well as to a Blended Index, consisting of 80% Russell 3000 Index and 20% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(4) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(5) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(6) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(7) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Lehman Brothers Aggregate Bond Index, Russell 3000 Index; the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The sales charge for Class A shares of RiverSource Portfolio Builder Moderate Aggressive Fund; RiverSource Portfolio Builder Aggressive Fund and RiverSource Total Equity Fund is 5.75%. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   13

PERFORMANCE SUMMARIES

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

                                                     CLASS A            CLASS B               CLASS C         CLASS Y
(INCEPTION DATES)                                   (3/4/04)            (3/4/04)              (3/4/04)        (3/4/04)
                                                                             AFTER                 AFTER
                                                 NAV(1)   POP(2)    NAV(1)   CDSC(3)     NAV(1)    CDSC(4)     NAV(5)
PORTFOLIO BUILDER CONSERVATIVE FUND
AT JULY 31, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +0.58%   -4.20%    +0.20%    -4.76%      +0.16%     -0.83%      +0.68%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +3.24%   -1.67%    +2.53%    -2.43%      +2.46%     +1.47%      +3.36%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +3.77%   +1.69%    +2.98%    +1.37%      +2.99%     +2.99%      +3.93%
------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +0.87%   -3.92%    +0.49%    -4.49%      +0.55%     -0.45%      +0.97%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +2.83%   -2.06%    +2.13%    -2.82%      +2.16%     +1.17%      +2.95%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +3.52%   +1.37%    +2.74%    +1.07%      +2.76%     +2.76%      +3.68%
------------------------------------------------------------------------------------------------------------------------

PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
AT JULY 31, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +0.45%   -4.32%    +0.07%    -4.89%      +0.08%     -0.91%      +0.54%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +4.63%   -0.35%    +3.82%    -1.18%      +3.71%     +2.71%      +4.73%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +5.18%   +3.08%    +4.39%    +2.81%      +4.39%     +4.39%      +5.37%
------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +1.70%   -3.13%    +1.31%    -3.69%      +1.42%     +0.42%      +1.78%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +5.03%   +0.03%    +4.22%    -0.78%      +4.31%     +3.31%      +5.23%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +5.04%   +2.86%    +4.25%    +2.61%      +4.30%     +4.30%      +5.23%
------------------------------------------------------------------------------------------------------------------------

PORTFOLIO BUILDER MODERATE FUND
AT JULY 31, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +0.27%   -5.50%    -0.11%    -5.07%      -0.10%     -1.09%      +0.45%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +5.76%   -0.32%    +4.96%    -0.04%      +5.07%     +4.07%      +6.07%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +6.56%   +3.97%    +5.74%    +4.19%      +5.77%     +5.77%      +6.82%
------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +2.50%   -3.39%    +2.12%    -2.88%      +2.03%     +1.03%      +2.50%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +7.17%   +1.00%    +6.36%    +1.36%      +6.27%     +5.27%      +7.28%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +6.56%   +3.87%    +5.75%    +4.13%      +5.73%     +5.73%      +6.78%
------------------------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund and 5.75% for RiverSource Portfolio Builder Moderate Fund.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized.


------------------------------------------------------------------------------

14   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

                                                     CLASS A            CLASS B              CLASS C          CLASS Y
(INCEPTION DATES)                                   (3/4/04)            (3/4/04)             (3/4/04)         (3/4/04)
                                                                             AFTER                 AFTER
                                                 NAV(1)   POP(2)    NAV(1)   CDSC(3)     NAV(1)    CDSC(4)     NAV(5)
PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
AT JULY 31, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +0.13%   -5.63%     -0.33%   -5.29%       -0.32%    -1.31%      +0.24%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +6.97%   +0.82%     +6.07%   +1.07%       +6.09%    +5.09%      +7.18%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +7.32%   +4.71%     +6.48%   +4.94%       +6.49%    +6.49%      +7.54%
------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +3.05%   -2.88%     +2.76%   -2.24%       +2.78%    +1.78%      +3.16%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +9.09%   +2.81%     +8.27%   +3.27%       +8.29%    +7.29%      +9.30%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +7.39%   +4.69%     +6.60%   +5.00%       +6.61%    +6.61%      +7.62%
------------------------------------------------------------------------------------------------------------------------

PORTFOLIO BUILDER AGGRESSIVE FUND
AT JULY 31, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        -0.09%   -5.83%     -0.52%   -5.49%       -0.52%    -1.51%      +0.00%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +8.11%   +1.89%     +7.26%   +2.26%       +7.29%    +6.29%      +8.29%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +8.16%   +5.53%     +7.32%   +5.80%       +7.27%    +7.27%      +8.33%
------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +3.84%   -2.13%     +3.32%   -1.68%       +3.41%    +2.41%      +3.92%
------------------------------------------------------------------------------------------------------------------------
1 year                                          +11.43%   +5.02%    +10.48%   +5.48%      +10.50%    +9.50%     +11.61%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +8.39%   +5.66%     +7.52%   +5.94%       +7.50%    +7.50%      +8.57%
------------------------------------------------------------------------------------------------------------------------

PORTFOLIO BUILDER TOTAL EQUITY FUND
AT JULY 31, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        -0.50%   -6.22%     -0.84%   -5.80%       -0.84%    -1.83%      -0.42%
------------------------------------------------------------------------------------------------------------------------
1 year                                           +9.26%   +2.97%     +8.43%   +3.43%       +8.41%    +7.41%      +9.47%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +9.03%   +6.39%     +8.20%   +6.69%       +8.19%    +8.19%      +9.22%
------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------
6 months*                                        +4.46%   -1.54%     +3.96%   -1.04%       +3.96%    +2.96%      +4.54%
------------------------------------------------------------------------------------------------------------------------
1 year                                          +13.59%   +7.06%    +12.66%   +7.66%      +12.65%   +11.65%     +13.82%
------------------------------------------------------------------------------------------------------------------------
Since inception                                  +9.42%   +6.67%     +8.55%   +6.99%       +8.54%    +8.54%      +9.61%
------------------------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 5.75% for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   15

QUESTIONS & ANSWERS

              WITH PORTFOLIO MANAGEMENT

                                [PHOTO OMITTED]

               David M. Joy, Vice President Capital Markets Strategy

Below, Portfolio Manager David Joy discusses the Funds' results and positioning for the semiannual period ended July 31, 2006. Mr. Joy is also chairman of the RiverSource Capital Markets Committee.

Q:    How did the Funds perform for the period?

A: Each of the six funds in the RiverSource Portfolio Builder Series underperformed its respective blended benchmark for the six-month period ended July 31, 2006 as shown in the bar charts on pages 12-13. During the same time frame, the Funds' domestic equity benchmark, the Russell 3000 Index had a total return of -0.20%, while the Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, returned 0.61%. The Funds' international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, returned 5.15%. The Citigroup 3-Month U.S. Treasury Bill Index returned 2.27%.

Q:    How is performance of each RiverSource Portfolio Builder fund measured?

A:    Each Fund has a Blended Index as described below:

      o RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND - 70% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 4% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND - 60% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index, 7% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND - 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND - 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND - 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index

      o RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND - 80% Russell 3000 Index and 20% MSCI EAFE Index

      We compare fund performance to a blended index reflecting the appropriate weightings. Keep in mind that fund performance is presented net of expenses. The blended benchmarks are unmanaged and therefore have no expenses.


------------------------------------------------------------------------------

16   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    What factors most significantly affected performance for the period?

A: Volatile global equity markets and the perception of a "hawkish" Federal Reserve (the Fed), based on comments from their May 10 meeting, led investors to readjust their appetite for risk and reduce their equity positions enough to significantly impact the market. Global equities fell so sharply from early May to mid June, that most of their 2006 year-to-date gains were erased.

      The primary catalyst for the sell off appears to have been the end of a period of excess liquidity, as central banks around the globe -- including the Fed -- became united in raising rates in an effort to prevent inflationary pressures from rising. Although this process has been underway for some time, especially in the U.S., only recently had rates reached levels where they may be having an effect. While some investors were concerned over the possibility of slower economic growth -- and slower corporate earnings growth, as well -- other investors, who borrowed at low rates to purchase stocks, were selling as these trades had become less profitable.

      The asset classes that witnessed the steepest declines were those that had experienced some degree of speculative excess, pushing their prices to unsustainable levels and making them more vulnerable to a market correction. Industrial commodities, emerging market equities, and small companies in the U.S. were among the asset classes most affected. In contrast, larger, higher quality stocks that have not been market leaders in this economic cycle suffered less. The bar graph at the right shows how conditions impacted various segments of the global equity markets.

      By the end of June, the Fed's more dovish statement accompanying its decision to raise the overnight fed funds rate to 5.25% ignited a sharp relief rally. Not sharp enough, however, to make up all of the lost ground.

      Throughout most of the reporting period, we maintained a preference for stocks versus bonds in the more aggressive portfolios. The period was fraught with volatility and equities hit considerable turbulence, as discussed above. Bonds performed well throughout the period and added some welcome stability.

      Many of the underlying funds were impacted by market conditions and were a drag on performance over the six-month period.

STOCK INDEX DECLINES FROM PEAK TO TROUGH,
MAY 8 - JUNE 13, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

MSCI EM                         -24.5%

Nikkei                          -17.8%

Russell 2000                    -14.0%

EAFE                            -13.7%

NASDAQ                          -11.6%

DJ Euro Stoxx 50                -10.9%

FTSE 100                         -9.8%

DOW Industrials                  -8.0%

S&P 500                          -7.4%

Courtesy of Bloomberg as of 6/30/2006.
                              (C)2006.
                  All rights reserved.

MSCI EM -- Morgan Stanley Capital International Emerging Markets (MSCI EM) Index, an unmanaged market capitalization-weighted index, is complied from a composite of securities markets of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Nikkei -- Nikkei is short for the Nikkei-225 Stock Average. It is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Russell 2000 -- Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

EAFE -- Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is complied from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

NASDAQ -- NASDAQ Composite, an unmanaged index, measures all NASDAQ domestic and international based common type stocks representing over 4,000 companies listed on The NASDAQ Stock Market.

DJ Euro STOXX 50 -- The Dow Jones STOXX 50 (Price) Index is a capitalization-weighted index of 50 European blue-chip stocks.

FTSE 100 -- The FTSE 100 Index is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange.

Dow Industrials -- Dow Jones Industrial Average Index serves as a measure of the entire U.S. market covering diverse industries.

S&P 500 -- Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of U.S. market performance.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   17

QUESTIONS & ANSWERS

Q:    What changes did you make to the portfolio during the period?

A: As the Portfolio Builder Funds are broadly diversified by design, the adjustments made on a quarterly basis were not dramatic. We did, however, make some notable changes. In late March, we reduced our equity exposure. We also reduced our position in international equities and moved these assets to cash. This amounted to approximately 3% of the Total Equity Fund, for example, and also was the first time that we chose to cushion against market risk in this manner. In late June, after the markets had corrected, with consensus from the Capital Markets Committee, we redeployed the cash back into international markets and adjusted to neutral our balance of equities, fixed income and cash.

      Within our domestic stock position, we made a modest increase toward large cap growth stocks. Over the period, our bond positions did well. In February and March, we remained defensive, keeping the duration of the Funds relatively short due to interest rate concerns. In April, we turned more positive and sought out quality positions, such as U.S. Treasuries and commercial mortgage-backed securities. In June, we increased our bond weighting for the first time since the Funds' March 2004 inception. We have put our focus on high quality bonds, such as U.S. Treasuries and commercial mortgage-backed securities.

      Each of the six portfolios is constructed using a rigorous process implemented by the Fund Selection Committee. We allocate assets to multiple underlying RiverSource mutual funds to provide shareholders with maximum diversification across asset classes, investment styles and portfolio management teams. As of July 31, 2006:


      o RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND'S portfolio targets include six fixed income funds and 25 equity funds.

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND'S portfolio targets include nine fixed income funds and 24 equity funds.

      o RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND'S AND RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND'S portfolio targets each include six fixed income funds and 23 equity funds.

      o RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND'S portfolio targets include six fixed income funds and 23 equity funds.

      o RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND'S portfolio targets include 23 equity funds.

      In June, RiverSource Investments launched the RiverSource(SM) Absolute Return Currency and Income Fund. This Fund has been approved by the RiverSource Funds Board of Directors for use in the RiverSource Portfolio Builder series of Funds and we established a position in the Fund on behalf of shareholders after June 30, 2006.

------------------------------------------------------------------------------
THE CAPITAL MARKETS COMMITTEE

MEMBERS:

o  DAVID M. JOY
   Vice President,
   Capital Markets Strategy

o  WILLIAM F. TRUSCOTT                    [Capital Markets Outlook]
   Chief Investment Officer

o  DAN LAUFENBERG
   Vice President and
   Chief U.S. Economist

o  OTHER SENIOR INVESTMENT
   PROFESSIONALS

The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets Committee is published quarterly as the Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or online at riversource.com/investments.
------------------------------------------------------------------------------


------------------------------------------------------------------------------

18   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2006 SEMIANNUAL REPORT

RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION

                                               -------------------------------------------------------------------------
                                                       RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
                                               -------------------------------------------------------------------------
STEP 1
------------------------------------------------------------------------------------------------------------------------
DISCIPLINED ASSET ALLOCATION

Based on initial guidance from the
Capital Markets Committee,                                                                                  ALTERNATIVE
the Asset Allocation Committee                         EQUITY             FIXED INCOME          CASH        INVESTMENTS
determines for each Fund the allocation
among the three primary asset classes.
------------------------------------------------------------------------------------------------------------------------
STEP 2
------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION AMONG INVESTMENT               DOMESTIC              BOND FUNDS             MONEY          ABSOLUTE
CATEGORIES                                     EQUITY FUNDS                                 MARKET FUNDS   RETURN FUNDS
                                                                     Government
The Asset Allocation Committee determines      Growth
allocation among the investment categories     Value                 Investment Grade                      Currency
in each asset class for each Fund.             Blend                  Corporate                             And Income
                                               Large Cap
o For equity funds, this includes              Mid Cap               High Yield Corporate
  diversification by style, market             Small Cap             Global
  capitalization and geography.                Real Estate

o For fixed income funds, this includes        INTERNATIONAL FUNDS
  diversification by sector, maturity,         Developed Markets
  duration and credit quality.                 Emerging Markets
------------------------------------------------------------------------------------------------------------------------
STEP 3
------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION AMONG UNDERLYING FUNDS                         RIVERSOURCE INVESTMENTS FAMILY OF FUNDS,
                                                               WHICH INCLUDES MUTUAL FUNDS MANAGED BY
The Fund Selection Committee then                              PROMINENT,INDEPENDENT INVESTMENT FIRMS.
determines the underlying fund
selections for each Fund, based on
factors that include:

o HISTORICAL PERFORMANCE

o RISK/RETURN CHARACTERISTICS

o MANAGER TENURE
------------------------------------------------------------------------------------------------------------------------
STEP 4
------------------------------------------------------------------------------------------------------------------------
PERIODIC REALLOCATION

The Asset Allocation Committee and
the Fund Selection Committee meet
at least quarterly to (re)position Fund
investments and consider allocation
and selection determinations.
------------------------------------------------------------------------------------------------------------------------

                                                                                RESULT
                                                                 RIVERSOURCE PORTFOLIO BUILDER SERIES


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   19

QUESTIONS & ANSWERS

Q: How is the RiverSource(SM) Absolute Return Currency and Income Fund used within the Portfolio Builder Series?

A: Initial allocations to each of the six RiverSource Portfolio Builder Funds have been set at the following:

      --------------------------------------------------------------------------
        RiverSource(SM) Portfolio Builder Conservative Fund                  1%
      --------------------------------------------------------------------------
        RiverSource(SM) Portfolio Builder Moderate Conservative Fund         1%
      --------------------------------------------------------------------------
        RiverSource(SM) Portfolio Builder Moderate Fund                      2%
      --------------------------------------------------------------------------
        RiverSource(SM) Portfolio Builder Moderate Aggressive Fund           2%
      --------------------------------------------------------------------------
        RiverSource(SM) Portfolio Builder Aggressive Fund                    2%
      --------------------------------------------------------------------------
        RiverSource(SM) Portfolio Builder Total Equity Fund                  2%
      --------------------------------------------------------------------------

      In typical market conditions, the allocation to the Absolute Return Currency and Income Fund will not exceed 5% in any of the six funds.

      The following information defines absolute return strategy and explains more about the RiverSource Absolute Return Currency and Income Fund, which was added to target allocations for the RiverSource Portfolio Builder Series. More complete information about the RiverSource Absolute Return Currency and Income Fund is available online at riversource.com/investments.

      o What is an absolute return strategy? An absolute return strategy seeks to achieve positive returns in both up and down markets. This is in contrast with a relative return strategy, which measures a fund's performance relative to, or against, a specific market or benchmark index.

      o What is the objective of the RiverSource Absolute Return Currency and Income Fund? The Fund seeks to provide shareholders with positive absolute return. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

      o What is the strategy behind the RiverSource Absolute Return Currency and Income Fund? The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-term debt obligations and forward foreign currency contracts. In pursuit of the Fund's objective, to provide absolute return, the investment manager (RiverSource Investments, LLC), seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

            The Fund's investment in short-term debt obligations will consist primarily of U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager. A small portion of the Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

            The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.


------------------------------------------------------------------------------

20   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      o What is the Fund's investment process? The investment process has two components: (1) investments in short-term fixed income securities and (2) a systematic currency trading strategy based on a quantitative currency selection process. We focus on high quality and we use a proprietary, multifactor quantitative model that utilizes both fundamental and technical inputs. Our model uses these inputs to rank nine developed country currencies. Based on that ranking, we use forward currency contracts to go long the three most attractive currencies (against the dollar) and short the three least attractive currencies (against the dollar). We rerun our model weekly and reset positions as needed. We apply this strategy on a systematic basis.

      o Who manages the Fund? Nic Pifer, leader of the RiverSource global sector team, manages the Fund. He joined RiverSource Investments in 2000. Nic has been analyzing and trading currencies for over 13 years, including experience managing the New York Federal Reserve Bank's foreign exchange trading desk.

            In addition to Nic, the global sector team has four other portfolio managers, who assist Nic in the development and oversight of the quantitative model that forms the basis for the Fund's investment process.

Q:    How do you plan to manage the Funds in the coming months?

A: We remain convinced that the primary risk to the current economic expansion would be a shocking acceleration of core inflation (excludes food and energy) and not a slump in housing. We expect core inflation to drift higher over the remainder of 2006, but not excessively and certainly not enough to threaten expansion. We believe that the economy can slow constructively without further help from the Fed.

      As discussed above, we have reduced our equity exposure and increased our allocation to fixed income. We feel the tightening cycle is behind us, and bonds -- particularly high quality bonds -- are attractive. We expect the yield curve to steepen somewhat, and concerns about economic growth may produce a general flight to quality and a bond market rally. In the spread sectors, we are biased to own shorter maturities, which have relatively less exposure to widening spreads as credit risk is reassessed.

      Many questions remain regarding the direction of various central banks' monetary policies and the risks of rising inflation, especially given the persistently high oil prices. These questions may keep the global bond markets on edge over the coming months. Still we anticipate a steadier period ahead for global bonds. Also our expectation of a weaker dollar over time makes international markets more attractive.

      The quest for quality also applies to our equity allocations. As the economy slows, we seek quality assets: large cap versus small cap stocks, steady earnings streams and dividend-paying companies. Currently large cap stocks are attractively valued. We feel this is where the market is heading, eventually. In the short term, we believe equity markets will move sideways with little leadership until the Fed is successful in orchestrating a soft landing for the economy.

      ------------------------------------------------------------------------
      CURRENT TARGET ALLOCATION
      ------------------------------------------------------------------------

                                                                         EQUITY       FIXED-INCOME   ALTERNATIVE
      FUND                                                            FUNDS TARGET*   FUNDS TARGET   INVESTMENTS
      ----------------------------------------------------------------------------------------------------------
      RiverSource Portfolio Builder Conservative Fund                      20%             79%**          1%
      ----------------------------------------------------------------------------------------------------------
      RiverSource Portfolio Builder Moderate Conservative Fund             35              64**           1
      ----------------------------------------------------------------------------------------------------------
      RiverSource Portfolio Builder Moderate Fund                          50              48             2
      ----------------------------------------------------------------------------------------------------------
      RiverSource Portfolio Builder Moderate Aggressive Fund               65              33             2
      ----------------------------------------------------------------------------------------------------------
      RiverSource Portfolio Builder Aggressive Fund                        80              18             2
      ----------------------------------------------------------------------------------------------------------
      RiverSource Portfolio Builder Total Equity Fund                      98               0             2
      ----------------------------------------------------------------------------------------------------------

       *    Includes real estate

      **    Includes cash


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   21

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund

JULY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
FIXED INCOME FUNDS (68.7%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
GLOBAL BOND (1.2%)
RiverSource Global Bond Fund                           221,694    $  1,443,227
------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES (6.3%)
RiverSource Inflation Protected Securities Fund        784,422       7,616,740
------------------------------------------------------------------------------
INVESTMENT GRADE (61.2%)
RiverSource Core Bond Fund                           3,189,048      30,136,509
RiverSource Limited Duration Bond Fund               2,901,428      27,766,665
RiverSource Short Duration U.S. Government Fund      3,449,208      16,245,769
                                                                  ------------
Total                                                               74,148,943
------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $84,418,929)                                               $ 83,208,910
------------------------------------------------------------------------------

------------------------------------------------------------------------------
EQUITY FUNDS (19.9%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
DIVIDEND INCOME (0.6%)
RiverSource Dividend Opportunity Fund                   89,685    $    728,242
------------------------------------------------------------------------------
INTERNATIONAL (4.1%)
RiverSource International Aggressive Growth Fund       177,472       1,584,829
RiverSource International Equity Fund                  109,093         869,467
RiverSource International Opportunity Fund             111,957       1,021,049
RiverSource International Select Value Fund            121,069       1,247,016
RiverSource International Small Cap Fund                26,294         231,912
                                                                  ------------
Total                                                                4,954,273
------------------------------------------------------------------------------
REAL ESTATE (1.0%)
RiverSource Real Estate Fund                            78,340       1,235,427
------------------------------------------------------------------------------
U.S. LARGE CAP (12.4%)
RiverSource Disciplined Equity Fund                    499,028       3,383,411
RiverSource Diversified Equity Income Fund             135,067       1,730,213
RiverSource Fundamental Growth Fund                    370,894       2,221,654
RiverSource Fundamental Value Fund                     196,156       1,218,129
RiverSource Growth Fund                                121,982       3,575,287
RiverSource Large Cap Equity Fund                      264,843       1,440,748
RiverSource Large Cap Value Fund                        32,606         192,701

------------------------------------------------------------------------------
EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
U.S. LARGE CAP (CONT.)
RiverSource Value Fund                                 226,416    $  1,252,079
                                                                  ------------
Total                                                               15,014,222
------------------------------------------------------------------------------
U.S. MID CAP (1.2%)
RiverSource Aggressive Growth Fund                      85,432         679,182
RiverSource Mid Cap Growth Fund                         25,414(b)      339,017
RiverSource Mid Cap Value Fund                          26,559         239,559
RiverSource Select Value Fund                           24,802         182,788
                                                                  ------------
Total                                                                1,440,546
------------------------------------------------------------------------------
U.S. SMALL CAP (0.6%)
RiverSource Small Cap Growth Fund                       96,746(b)      465,350
RiverSource Small Cap Value Fund                        45,174         297,244
                                                                  ------------
Total                                                                  762,594
------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $22,709,556)                                               $ 24,135,304
------------------------------------------------------------------------------

------------------------------------------------------------------------------
CASH EQUIVALENTS (10.2%)(c)
------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                    12,305,758    $ 12,305,758
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,305,758)                                               $ 12,305,758
------------------------------------------------------------------------------

------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS (1.0%)(c)
------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund                              120,882    $  1,203,983
------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,207,006)                                                $  1,203,983
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $120,641,249)(d)                                           $120,853,955
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $120,641,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  1,510,000
      Unrealized depreciation                                      (1,297,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $    213,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

22   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund

JULY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
FIXED INCOME FUNDS (59.1%)(c)
-------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
FLOATING RATE (0.6%)
RiverSource Floating Rate Fund                         159,563    $  1,603,610
------------------------------------------------------------------------------
GLOBAL BOND (6.4%)
RiverSource Global Bond Fund                         2,498,245      16,263,573
------------------------------------------------------------------------------
HIGH YIELD (2.9%)
RiverSource Income Opportunities Fund                  723,895       7,318,582
------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES (6.4%)
RiverSource Inflation Protected Securities Fund      1,684,662      16,358,065
------------------------------------------------------------------------------
INVESTMENT GRADE (42.8%)
RiverSource Core Bond Fund                           1,798,489      16,995,724
RiverSource Diversified Bond Fund                    6,939,663      32,824,604
RiverSource Limited Duration Bond Fund               3,923,208      37,545,102
RiverSource Short Duration U.S. Government Fund      4,490,961      21,152,427
                                                                  ------------
Total                                                              108,517,857
------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $153,207,660)                                              $150,061,687
------------------------------------------------------------------------------

------------------------------------------------------------------------------
EQUITY FUNDS (34.8%)(c)
-------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
DIVIDEND INCOME (1.1%)
RiverSource Dividend Opportunity Fund                  340,427    $  2,764,267
------------------------------------------------------------------------------
INTERNATIONAL (7.3%)
RiverSource Emerging Markets Fund                      174,317       1,821,612
RiverSource International Aggressive Growth Fund       599,167       5,350,562
RiverSource International Equity Fund                  368,433       2,936,413
RiverSource International Opportunity Fund             365,193       3,330,558
RiverSource International Select Value Fund            408,949       4,212,175
RiverSource International Small Cap Fund                86,458         762,562
                                                                  ------------
Total                                                               18,413,882
------------------------------------------------------------------------------
REAL ESTATE (1.0%)
RiverSource Real Estate Fund                           166,292       2,622,429
------------------------------------------------------------------------------
U.S. LARGE CAP (22.1%)
RiverSource Disciplined Equity Fund                  1,841,431      12,484,904
RiverSource Diversified Equity Income Fund             509,835       6,530,983
RiverSource Fundamental Growth Fund                  1,403,201       8,405,177
RiverSource Fundamental Value Fund                     723,876       4,495,271

------------------------------------------------------------------------------
EQUITY FUNDS (CONTINUED)
-------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
U.S. LARGE CAP (CONT.)
RiverSource Growth Fund                                459,605    $ 13,471,016
RiverSource Large Cap Equity Fund                      996,389       5,420,355
RiverSource Large Cap Value Fund                       116,723         689,831
RiverSource Value Fund                                 838,981       4,639,566
                                                                  ------------
Total                                                               56,137,103
------------------------------------------------------------------------------
U.S. MID CAP (2.1%)
RiverSource Aggressive Growth Fund                     322,875       2,566,858
RiverSource Mid Cap Growth Fund                         93,265(b)    1,244,159
RiverSource Mid Cap Value Fund                         100,457         906,125
RiverSource Select Value Fund                           93,290         687,548
                                                                  ------------
Total                                                                5,404,690
------------------------------------------------------------------------------
U.S. SMALL CAP (1.2%)
RiverSource Small Cap Growth Fund                      396,754(b)    1,908,388
RiverSource Small Cap Value Fund                       168,370       1,107,876
                                                                  ------------
Total                                                                3,016,264
------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $82,985,373)                                               $ 88,358,635
------------------------------------------------------------------------------

------------------------------------------------------------------------------
CASH EQUIVALENTS (5.1%)(c)
------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                    12,900,635    $ 12,900,635
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,900,635)                                               $ 12,900,635
------------------------------------------------------------------------------

------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS (0.9%)(c)
------------------------------------------------------------------------------

                                                      SHARES         VALUE(a)
RiverSource Absolute Return
 Currency and Income Fund                              241,888    $  2,409,206
------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,415,468)                                                $  2,409,206
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $251,509,136)(d)                                           $253,730,163
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $251,509,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $  5,749,000
      Unrealized depreciation                                      (3,528,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $  2,221,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   23

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund

JULY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
FIXED INCOME FUNDS (48.1%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                         477,465    $  4,798,528
------------------------------------------------------------------------------

GLOBAL BOND (6.7%)
RiverSource Global Bond Fund                         6,977,180      45,421,444
------------------------------------------------------------------------------

HIGH YIELD (8.1%)
RiverSource Income Opportunities Fund                5,433,901      54,936,743
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.8%)
RiverSource Inflation Protected Securities Fund      4,698,132      45,618,866
------------------------------------------------------------------------------

INVESTMENT GRADE (25.8%)
RiverSource Core Bond Fund                           7,744,777      73,188,143
RiverSource Diversified Bond Fund                   21,498,182     101,686,402
RiverSource Limited Duration Bond Fund                   4,998          47,830
                                                                  ------------
Total                                                              174,922,375
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $332,727,284)                                              $325,697,956
------------------------------------------------------------------------------

------------------------------------------------------------------------------
EQUITY FUNDS (49.9%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
DIVIDEND INCOME (1.5%)
RiverSource Dividend Opportunity Fund                1,291,862    $ 10,489,916
------------------------------------------------------------------------------

INTERNATIONAL (10.5%)
RiverSource Emerging Markets Fund                      669,537       6,996,662
RiverSource International Aggressive Growth Fund     2,250,985      20,101,293
RiverSource International Equity Fund                1,386,707      11,052,055
RiverSource International Opportunity Fund           1,433,978      13,077,876
RiverSource International Select Value Fund          1,651,542      17,010,883
RiverSource International Small Cap Fund               330,679       2,916,587
                                                                  ------------
Total                                                               71,155,356
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                           899,444      14,184,235
------------------------------------------------------------------------------

------------------------------------------------------------------------------
EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
U.S. LARGE CAP (31.1%)
RiverSource Disciplined Equity Fund                  7,008,750    $ 47,519,327
RiverSource Diversified Equity Income Fund           1,922,175      24,623,066
RiverSource Fundamental Growth Fund                  5,046,484      30,228,440
RiverSource Fundamental Value Fund                   2,753,790      17,101,037
RiverSource Growth Fund                              1,713,104      50,211,068
RiverSource Large Cap Equity Fund                    3,743,989      20,367,302
RiverSource Large Cap Value Fund                       437,774       2,587,246
RiverSource Value Fund                               3,166,925      17,513,095
                                                                  ------------
Total                                                              210,150,581
------------------------------------------------------------------------------

U.S. MID CAP (3.0%)
RiverSource Aggressive Growth Fund                   1,216,567       9,671,706
RiverSource Mid Cap Growth Fund                        357,946(b)    4,775,002
RiverSource Mid Cap Value Fund                         369,137       3,329,614
RiverSource Select Value Fund                          349,103       2,572,888
                                                                  ------------
Total                                                               20,349,210
------------------------------------------------------------------------------

U.S. SMALL CAP (1.7%)
RiverSource Small Cap Growth Fund                    1,464,241(b)    7,042,997
RiverSource Small Cap Value Fund                       645,448       4,247,048
                                                                  ------------
Total                                                               11,290,045
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $317,397,649)                                              $337,619,343
------------------------------------------------------------------------------

------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS (1.9%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
RiverSource Absolute Return
  Currency and Income Fund                           1,316,708    $ 13,114,415
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,147,570)                                               $ 13,114,415
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $663,272,503)(d)                                           $676,431,714
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $663,273,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 21,701,000
      Unrealized depreciation                                      (8,542,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $ 13,159,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

24   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund

JULY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
EQUITY FUNDS (65.1%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
DIVIDEND INCOME (2.0%)
RiverSource Dividend Opportunity Fund                2,028,837    $ 16,474,155
------------------------------------------------------------------------------

INTERNATIONAL (13.8%)
RiverSource Emerging Markets Fund                    1,095,349      11,446,400
RiverSource International Aggressive Growth Fund     3,678,833      32,851,983
RiverSource International Equity Fund                2,264,152      18,045,291
RiverSource International Opportunity Fund           2,334,456      21,290,239
RiverSource International Select Value Fund          2,700,643      27,816,627
RiverSource International Small Cap Fund               535,839       4,726,103
                                                                  ------------
Total                                                              116,176,643
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         1,119,746      17,658,402
------------------------------------------------------------------------------

U.S. LARGE CAP (41.1%)
RiverSource Disciplined Equity Fund                 11,448,469      77,620,623
RiverSource Diversified Equity Income Fund           3,148,288      40,329,572
RiverSource Fundamental Growth Fund                  8,620,035      51,634,011
RiverSource Fundamental Value Fund                   4,494,944      27,913,602
RiverSource Growth Fund                              2,811,024      82,391,103
RiverSource Large Cap Equity Fund                    6,151,091      33,461,937
RiverSource Large Cap Value Fund                       719,795       4,253,989
RiverSource Value Fund                               5,165,930      28,567,595
                                                                  ------------
Total                                                              346,172,432
------------------------------------------------------------------------------

U.S. MID CAP (3.9%)
RiverSource Aggressive Growth Fund                   1,993,447      15,847,908
RiverSource Mid Cap Growth Fund                        579,322(b)    7,728,152
RiverSource Mid Cap Value Fund                         606,079       5,466,836
RiverSource Select Value Fund                          560,552       4,131,266
                                                                  ------------
Total                                                               33,174,162
------------------------------------------------------------------------------

U.S. SMALL CAP (2.2%)
RiverSource Small Cap Growth Fund                    2,438,265(b)   11,728,056
RiverSource Small Cap Value Fund                     1,048,573       6,899,611
                                                                  ------------
Total                                                               18,627,667
------------------------------------------------------------------------------

------------------------------------------------------------------------------
EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
TOTAL EQUITY FUNDS
(Cost: $516,935,570)                                              $548,283,461
------------------------------------------------------------------------------

------------------------------------------------------------------------------
FIXED INCOME FUNDS (32.9%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                         817,212    $  8,212,977
------------------------------------------------------------------------------

GLOBAL BOND (6.6%)
RiverSource Global Bond Fund                         8,530,831      55,535,711
------------------------------------------------------------------------------

HIGH YIELD (2.3%)
RiverSource Income Opportunities Fund                1,912,328      19,333,637
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.6%)
RiverSource Inflation Protected Securities Fund      5,744,453      55,778,641
------------------------------------------------------------------------------

INVESTMENT GRADE (16.4%)
RiverSource Core Bond Fund                           4,954,060      46,815,864
RiverSource Diversified Bond Fund                   19,419,752      91,855,427
RiverSource Limited Duration Bond Fund                  12,836         122,845
                                                                  ------------
Total                                                              138,794,136
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $282,563,429)                                              $277,655,102
------------------------------------------------------------------------------

------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS (2.0%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
RiverSource Absolute Return
  Currency and Income Fund                           1,684,895    $ 16,781,559
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,824,478)                                               $ 16,781,559
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $816,323,477)(d)                                           $842,720,122
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $816,323,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 33,831,000
      Unrealized depreciation                                      (7,434,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $ 26,397,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   25

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund

JULY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
EQUITY FUNDS (80.0%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
DIVIDEND INCOME (2.4%)
RiverSource Dividend Opportunity Fund                1,246,772    $ 10,123,785
------------------------------------------------------------------------------

INTERNATIONAL (17.0%)
RiverSource Emerging Markets Fund                      682,447       7,131,567
RiverSource International Aggressive Growth Fund     2,267,898      20,252,326
RiverSource International Equity Fund                1,397,738      11,139,973
RiverSource International Opportunity Fund           1,443,407      13,163,876
RiverSource International Select Value Fund          1,664,627      17,145,661
RiverSource International Small Cap Fund               329,264       2,904,112
                                                                  ------------
Total                                                               71,737,515
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                           558,758       8,811,619
------------------------------------------------------------------------------

U.S. LARGE CAP (50.9%)
RiverSource Disciplined Equity Fund                  7,069,340      47,930,124
RiverSource Diversified Equity Income Fund           1,948,081      24,954,922
RiverSource Fundamental Growth Fund                  5,338,051      31,974,924
RiverSource Fundamental Value Fund                   2,774,501      17,229,648
RiverSource Growth Fund                              1,741,421      51,041,063
RiverSource Large Cap Equity Fund                    3,798,626      20,664,526
RiverSource Large Cap Value Fund                       441,264       2,607,870
RiverSource Value Fund                               3,194,852      17,667,531
                                                                  ------------
Total                                                              214,070,608
------------------------------------------------------------------------------

U.S. MID CAP (4.9%)
RiverSource Aggressive Growth Fund                   1,235,071       9,818,818
RiverSource Mid Cap Growth Fund                        360,344(b)    4,806,994
RiverSource Mid Cap Value Fund                         370,978       3,346,217
RiverSource Select Value Fund                          347,813       2,563,380
                                                                  ------------
Total                                                               20,535,409
------------------------------------------------------------------------------

U.S. SMALL CAP (2.7%)
RiverSource Small Cap Growth Fund                    1,506,226(b)    7,244,949
RiverSource Small Cap Value Fund                       649,691       4,274,965
                                                                  ------------
Total                                                               11,519,914
------------------------------------------------------------------------------

------------------------------------------------------------------------------
EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
TOTAL EQUITY FUNDS
(Cost: $318,177,122)                                              $336,798,850
------------------------------------------------------------------------------

------------------------------------------------------------------------------
FIXED INCOME FUNDS (17.9%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                         370,652    $  3,725,048
------------------------------------------------------------------------------

GLOBAL BOND (2.3%)
RiverSource Global Bond Fund                         1,509,155       9,824,600
------------------------------------------------------------------------------

HIGH YIELD (2.7%)
RiverSource Income Opportunities Fund                1,115,305      11,275,735
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.8%)
RiverSource Inflation Protected Securities Fund        781,828       7,591,553
------------------------------------------------------------------------------

INVESTMENT GRADE (10.2%)
RiverSource Core Bond Fund                             791,913       7,483,581
RiverSource Diversified Bond Fund                    7,468,936      35,328,068
RiverSource Limited Duration Bond Fund                  17,467         167,155
                                                                  ------------
Total                                                               42,978,804
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $75,689,191)                                               $ 75,395,740
------------------------------------------------------------------------------

------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS (2.0%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
RiverSource Absolute Return
  Currency and Income Fund                             826,572    $  8,232,660
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $8,253,189)                                                $  8,232,660
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $402,119,502)(d)                                           $420,427,250
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $402,120,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 20,419,000
      Unrealized depreciation                                      (2,112,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $ 18,307,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

26   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund

JULY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
EQUITY FUNDS (98.1%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund                1,347,903    $ 10,944,975
------------------------------------------------------------------------------

INTERNATIONAL (20.9%)
RiverSource Emerging Markets Fund                      730,232       7,630,921
RiverSource International Aggressive Growth Fund     2,457,542      21,945,848
RiverSource International Equity Fund                1,514,001      12,066,584
RiverSource International Opportunity Fund           1,561,893      14,244,463
RiverSource International Select Value Fund          1,803,813      18,579,278
RiverSource International Small Cap Fund               357,032       3,149,023
                                                                  ------------
Total                                                               77,616,117
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                           492,098       7,760,388
------------------------------------------------------------------------------

U.S. LARGE CAP (62.7%)
RiverSource Disciplined Equity Fund                  7,655,520      51,904,427
RiverSource Diversified Equity Income Fund           2,118,882      27,142,883
RiverSource Fundamental Growth Fund                  5,801,220      34,749,307
RiverSource Fundamental Value Fund                   3,007,398      18,675,941
RiverSource Growth Fund                              1,890,787      55,418,955
RiverSource Large Cap Equity Fund                    4,114,624      22,383,554
RiverSource Large Cap Value Fund                       487,633       2,881,910
RiverSource Value Fund                               3,459,045      19,128,521
                                                                  ------------
Total                                                              232,285,498
------------------------------------------------------------------------------

------------------------------------------------------------------------------
EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
U.S. MID CAP (6.0%)
RiverSource Aggressive Growth Fund                   1,342,334    $ 10,671,554
RiverSource Mid Cap Growth Fund                        390,964(b)    5,215,456
RiverSource Mid Cap Value Fund                         403,211       3,636,963
RiverSource Select Value Fund                          376,431       2,774,297
                                                                  ------------
Total                                                               22,298,270
------------------------------------------------------------------------------

U.S. SMALL CAP (3.4%)
RiverSource Small Cap Growth Fund                    1,639,830(b)    7,887,580
RiverSource Small Cap Value Fund                       691,550       4,550,401
                                                                  ------------
Total                                                               12,437,981
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $345,583,965)                                              $363,343,229
------------------------------------------------------------------------------

------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS (2.0%)(c)
------------------------------------------------------------------------------

                                                      SHARES        VALUE(a)
RiverSource Absolute Return
  Currency and Income Fund                             729,497    $  7,265,795
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $7,283,901)                                                $  7,265,795
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $352,867,866)(d)                                           $370,609,024
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements.

(d) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $352,868,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 19,490,000
      Unrealized depreciation                                      (1,749,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $ 17,741,000
      -----------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   27

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

JULY 31, 2006 (UNAUDITED)                                               RIVERSOURCE           RIVERSOURCE           RIVERSOURCE
                                                                     PORTFOLIO BUILDER     PORTFOLIO BUILDER     PORTFOLIO BUILDER
                                                                       CONSERVATIVE      MODERATE CONSERVATIVE       MODERATE
                                                                           FUND                  FUND                  FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
    (identified cost $120,641,249, $251,509,136
    and $663,272,503, respectively)                                    $120,853,955          $253,730,163          $676,431,714
Capital shares receivable                                                   457,238               500,456             1,172,597
Dividends receivable                                                         61,174               100,313               215,975
Receivable for investments sold                                             600,000             1,160,000             6,493,783
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            121,972,367           255,490,932           684,314,069
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash on demand deposit                            76,898                 2,982                55,361
Capital shares payable                                                       14,880               248,943               273,307
Payable for investments purchased                                           786,987             1,353,638             7,047,017
Accrued distribution fee                                                      5,005                 9,977                24,908
Accrued service fee                                                              --                    --                     1
Accrued transfer agency fee                                                   1,100                 2,401                 7,288
Accrued administrative services fee                                             199                   417                 1,112
Other accrued expenses                                                       25,074                38,738                66,476
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           910,143             1,657,096             7,475,470
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                     $121,062,224          $253,833,836          $676,838,599
==================================================================================================================================

REPRESENTED BY
Capital stock - $.01 par value (Note 1)                                $    117,926          $    239,724          $    617,401
Additional paid-in capital                                              119,409,132           245,991,066           645,273,839
Undistributed (excess of distributions over) net investment income          243,576               188,699              (189,352)
Accumulated net realized gain (loss)                                      1,078,884             5,193,320            17,977,500
Unrealized appreciation (depreciation) on investments                       212,706             2,221,027            13,159,211
----------------------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding capital
    stock                                                              $121,062,224          $253,833,836          $676,838,599
==================================================================================================================================
Net assets applicable to outstanding shares:       Class A             $ 80,152,803          $176,563,820          $498,180,039
                                                   Class B             $ 35,320,875          $ 65,426,993          $156,949,541
                                                   Class C             $  5,565,634          $ 11,816,195          $ 21,634,672
                                                   Class Y             $     22,912          $     26,828          $     74,347
Outstanding shares of capital stock:               Class A shares         7,800,358            16,661,636            45,399,264
                                                   Class B shares         3,447,368             6,190,714            14,356,746
                                                   Class C shares           542,656             1,117,546             1,977,292
                                                   Class Y shares             2,249                 2,541                 6,783
Net asset value per share                          Class A             $      10.28          $      10.60          $      10.97
                                                   Class B             $      10.25          $      10.57          $      10.93
                                                   Class C             $      10.26          $      10.57          $      10.94
                                                   Class Y             $      10.19          $      10.56          $      10.96
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

28   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

JULY 31, 2006 (UNAUDITED)                                                RIVERSOURCE          RIVERSOURCE           RIVERSOURCE
                                                                      PORTFOLIO BUILDER    PORTFOLIO BUILDER     PORTFOLIO BUILDER
                                                                     MODERATE AGGRESSIVE      AGGRESSIVE           TOTAL EQUITY
                                                                            FUND                 FUND                  FUND
ASSETS
Investments in affiliated funds, at value (Note 1)
    (identified cost $816,323,477, $402,119,502
    and $352,867,866, respectively)                                    $842,720,122          $420,427,250          $370,609,024
Capital shares receivable                                                 1,426,432               971,926               311,080
Dividends receivable                                                        175,280                51,509                 2,575
Receivable for investments sold                                           8,806,974             4,133,330             3,641,623
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            853,128,808           425,584,015           374,564,302
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash on demand deposit                           171,187                 5,289                 6,579
Capital shares payable                                                      509,721               145,373                37,028
Payable for investments purchased                                         9,515,241             4,474,678             4,008,431
Accrued distribution fee                                                     28,631                14,239                12,683
Accrued service fee                                                               3                     1                     1
Accrued transfer agency fee                                                  11,134                 6,214                 5,544
Accrued administrative services fee                                           1,386                   692                   608
Other accrued expenses                                                       69,555                34,919                36,926
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        10,306,858             4,681,405             4,107,800
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                     $842,821,950          $420,902,610          $370,456,502
==================================================================================================================================

REPRESENTED BY
Capital stock - $.01 par value (Note 1)                                $    749,394          $    362,249          $    311,248
Additional paid-in capital                                              790,242,218           385,525,178           336,451,927
Undistributed (excess of distributions over/net operating loss)
    net investment income                                                (1,426,843)            1,182,750              (135,145)
Accumulated net realized gain (loss)                                     26,860,536            15,524,685            16,087,314
Unrealized appreciation (depreciation) on investments                    26,396,645            18,307,748            17,741,158
----------------------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding capital
    stock                                                              $842,821,950          $420,902,610          $370,456,502
==================================================================================================================================
Net assets applicable to outstanding shares:       Class A             $659,024,466          $330,182,495          $287,830,802
                                                   Class B             $163,672,685          $ 81,786,211          $ 74,212,022
                                                   Class C             $ 19,817,063          $  8,864,668          $  8,233,554
                                                   Class Y             $    307,736          $     69,236          $    180,124
Outstanding shares of capital stock:               Class A shares        58,549,541            28,353,045            24,127,050
                                                   Class B shares        14,595,042             7,096,304             6,284,836
                                                   Class C shares         1,767,518               769,653               697,813
                                                   Class Y shares            27,312                 5,930                15,057
Net asset value per share                          Class A             $      11.26          $      11.65          $      11.93
                                                   Class B             $      11.21          $      11.53          $      11.81
                                                   Class C             $      11.21          $      11.52          $      11.80
                                                   Class Y             $      11.27          $      11.68          $      11.96
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   29

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED)                              RIVERSOURCE           RIVERSOURCE           RIVERSOURCE
                                                                     PORTFOLIO BUILDER     PORTFOLIO BUILDER     PORTFOLIO BUILDER
                                                                       CONSERVATIVE      MODERATE CONSERVATIVE       MODERATE
                                                                           FUND                  FUND                  FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds                  $  1,974,214          $  3,398,515          $  7,659,516
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
    Class A                                                                  93,148               198,759               554,608
    Class B                                                                 181,681               335,184               811,558
    Class C                                                                  29,722                55,653               100,376
Transfer agency fee                                                          55,414               119,289               351,771
Incremental transfer agency fee
    Class A                                                                   3,233                 7,803                25,588
    Class B                                                                   3,039                 5,747                17,335
    Class C                                                                     497                   925                 2,315
Service fee -- Class Y                                                           11                    13                    26
Administrative services fees and expenses                                    11,682                23,720                62,613
Custodian fees                                                                  133                   389                   330
Printing and postage                                                         25,900                23,500                64,125
Registration fees                                                            27,867                29,092                45,160
Audit fees                                                                    8,500                 8,500                 8,500
Other                                                                           205                   924                 1,903
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                              441,032               809,498             2,046,208
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           1,533,182             2,589,017             5,613,308
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
    Sales of underlying affiliated funds (Note 3)                           (29,659)            1,668,206             4,853,599
    Capital gain distributions from underlying funds                        146,702               478,966             1,702,993
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     117,043             2,147,172             6,556,592
Net change in unrealized appreciation (depreciation) on investments      (1,120,438)           (3,865,392)          (10,782,128)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (1,003,395)           (1,718,220)           (4,225,536)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $    529,787          $    870,797          $  1,387,772
==================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

30   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED)                               RIVERSOURCE          RIVERSOURCE           RIVERSOURCE
                                                                      PORTFOLIO BUILDER    PORTFOLIO BUILDER     PORTFOLIO BUILDER
                                                                     MODERATE AGGRESSIVE      AGGRESSIVE           TOTAL EQUITY
                                                                            FUND                 FUND                  FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds                  $  6,871,867          $  2,488,298          $  1,018,681
----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
    Class A                                                                 746,902               377,534               323,892
    Class B                                                                 826,519               416,137               377,379
    Class C                                                                  88,019                39,127                35,285
Transfer agency fee                                                         544,570               305,511               266,595
Incremental transfer agency fee
    Class A                                                                  44,091                25,136                21,583
    Class B                                                                  21,873                11,932                11,046
    Class C                                                                   2,423                 1,244                 1,058
Service fee -- Class Y                                                          137                    35                   101
Administrative services fees and expenses                                    78,070                39,315                34,185
Custodian fees                                                                  400                   400                   453
Printing and postage                                                        107,551                46,065                40,681
Registration fees                                                            47,543                31,893                31,713
Audit fees                                                                    8,500                 8,500                 8,500
Other                                                                            90                 2,719                 1,355
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                            2,516,688             1,305,548             1,153,826
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           4,355,179             1,182,750              (135,145)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
    Sales of underlying affiliated funds (Note 3)                         7,144,926             3,695,644             4,434,477
    Capital gain distributions from underlying funds                      2,721,588             1,671,505             1,714,936
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   9,866,514             5,367,149             6,149,413
Net change in unrealized appreciation (depreciation) on investments     (14,403,738)           (7,925,564)           (8,584,193)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (4,537,224)           (2,558,415)           (2,434,780)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   (182,045)         $ (1,375,665)         $ (2,569,925)
==================================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   31

STATEMENTS OF CHANGES IN NET ASSETS

                                                           RIVERSOURCE PORTFOLIO BUILDER        RIVERSOURCE PORTFOLIO BUILDER
                                                                 CONSERVATIVE FUND                MODERATE CONSERVATIVE FUND

                                                            JULY 31, 2006                     JULY 31, 2006
                                                          SIX MONTHS ENDED   JAN. 31, 2006   SIX MONTHS ENDED    JAN. 31, 2006
                                                             (UNAUDITED)      YEAR ENDED       (UNAUDITED)         YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                             $   1,533,182    $   2,112,050     $   2,589,017      $   3,882,664
Net realized gain (loss) on investments                           117,043        1,854,545         2,147,172          5,373,708
Net change in unrealized appreciation (depreciation) on
 investments                                                   (1,120,438)         436,690        (3,865,392)         3,398,966
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                       529,787        4,403,285           870,797         12,655,338
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net Investment income
       Class A                                                 (1,012,621)      (1,562,893)       (1,925,760)        (3,265,173)
       Class B                                                   (360,509)        (590,988)         (559,721)        (1,070,123)
       Class C                                                    (54,844)        (111,437)          (93,811)          (169,203)
       Class Y                                                       (332)          (2,107)             (342)              (713)
    Net realized gain
       Class A                                                         --         (651,676)               --         (1,742,404)
       Class B                                                         --         (325,633)               --           (774,986)
       Class C                                                         --          (59,482)               --           (121,220)
       Class Y                                                         --             (219)               --               (327)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (1,428,306)      (3,304,435)       (2,579,634)        (7,144,149)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
    Class A shares (Note 2)                                    24,155,142       45,838,996        48,853,782         85,799,511
    Class B shares                                             10,469,018       24,226,238        17,258,818         41,963,380
    Class C shares                                                967,753        3,852,826         3,368,611          6,299,354
    Class Y shares                                                     --          261,886                --             15,000
Reinvestment of distributions at net asset value
    Class A shares                                                964,543        2,102,765         1,850,923          4,823,637
    Class B shares                                                347,414          878,885           540,056          1,791,897
    Class C shares                                                 53,048          165,752            89,989            283,927
    Class Y shares                                                    183            1,892               207                592
Payments for redemptions
    Class A shares                                            (17,210,738)     (15,731,357)      (22,492,534)       (22,478,433)
    Class B shares (Note 2)                                   (11,123,844)     (10,072,036)      (17,404,807)       (13,602,381)
    Class C shares (Note 2)                                    (1,764,286)      (2,215,232)       (2,089,010)        (2,263,813)
    Class Y shares                                                     --         (250,546)               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                   6,858,233       49,060,069        29,976,035        102,632,671
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         5,959,714       50,158,919        28,267,198        108,143,860
Net assets at beginning of period                             115,102,510       64,943,591       225,566,638        117,422,778
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $ 121,062,224    $ 115,102,510     $ 253,833,836      $ 225,566,638
================================================================================================================================
Undistributed net investment income                         $     243,576    $     138,700     $     188,699      $     179,316
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

32   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                           RIVERSOURCE PORTFOLIO BUILDER        RIVERSOURCE PORTFOLIO BUILDER
                                                                   MODERATE FUND                   MODERATE AGGRESSIVE FUND

                                                            JULY 31, 2006                     JULY 31, 2006
                                                          SIX MONTHS ENDED   JAN. 31, 2006   SIX MONTHS ENDED    JAN. 31, 2006
                                                             (UNAUDITED)      YEAR ENDED       (UNAUDITED)         YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                             $   5,613,308    $   8,817,860     $   4,355,179      $   7,886,225
Net realized gain (loss) on investments                         6,556,592       18,035,210         9,866,514         26,280,636
Net change in unrealized appreciation (depreciation) on
 investments                                                  (10,782,128)      16,254,779       (14,403,738)        30,467,892
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                     1,387,772       43,107,849          (182,045)        64,634,753
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net Investment income
       Class A                                                 (4,835,274)      (8,562,888)       (5,004,787)        (9,310,525)
       Class B                                                 (1,173,505)      (2,375,247)         (771,129)        (1,788,994)
       Class C                                                   (144,834)        (272,714)          (83,280)          (178,345)
       Class Y                                                       (610)            (941)           (2,903)            (1,485)
    Net realized gain
       Class A                                                         --       (4,812,633)               --         (7,423,245)
       Class B                                                         --       (1,812,518)               --         (2,084,034)
       Class C                                                         --         (209,384)               --           (206,868)
       Class Y                                                         --             (430)               --             (1,041)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (6,154,223)     (18,046,755)       (5,862,099)       (20,994,537)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
    Class A shares (Note 2)                                   134,941,439      244,358,052       164,520,901        315,466,812
    Class B shares                                             41,063,386       98,293,484        40,685,985         97,122,425
    Class C shares                                              6,076,001       11,627,052         6,171,575          9,271,547
    Class Y shares                                                 40,000           27,494           438,045            204,739
Reinvestment of distributions at net asset value
    Class A shares                                              4,716,534       13,082,686         4,918,374         16,479,541
    Class B shares                                              1,149,278        4,101,156           762,501          3,833,554
    Class C shares                                                138,396          465,728            79,823            374,666
    Class Y shares                                                    482              930             2,796              2,128
Payments for redemptions
    Class A shares                                            (48,934,659)     (54,445,780)      (56,641,831)       (60,581,130)
    Class B shares (Note 2)                                   (36,982,127)     (27,625,602)      (29,834,913)       (23,842,301)
    Class C shares (Note 2)                                    (2,713,105)      (2,499,694)       (1,625,147)        (1,789,259)
    Class Y shares                                                     --          (35,950)         (207,360)          (172,666)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                  99,495,625      287,349,556       129,270,749        356,370,056
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        94,729,174      312,410,650       123,226,605        400,010,272
Net assets at beginning of period                             582,109,425      269,698,775       719,595,345        319,585,073
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $ 676,838,599    $ 582,109,425     $ 842,821,950      $ 719,595,345
================================================================================================================================
Undistributed (excess of distributions over) net
 investment income                                          $    (189,352)   $     351,563     $  (1,426,843)     $      80,077
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   33

STATEMENTS OF CHANGES IN NET ASSETS

                                                           RIVERSOURCE PORTFOLIO BUILDER        RIVERSOURCE PORTFOLIO BUILDER
                                                                  AGGRESSIVE FUND                     TOTAL EQUITY FUND

                                                            JULY 31, 2006                     JULY 31, 2006
                                                          SIX MONTHS ENDED   JAN. 31, 2006   SIX MONTHS ENDED    JAN. 31, 2006
                                                             (UNAUDITED)      YEAR ENDED       (UNAUDITED)         YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                             $   1,182,750    $   2,299,859     $    (135,145)     $     676,122
Net realized gain (loss) on investments                         5,367,149       15,357,092         6,149,413         14,604,105
Net change in unrealized appreciation (depreciation) on
 investments                                                   (7,925,564)      20,616,169        (8,584,193)        21,465,049
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    (1,375,665)      38,273,120        (2,569,925)        36,745,276
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net Investment income
       Class A                                                         --       (3,645,300)               --         (2,301,106)
       Class B                                                         --         (633,991)               --           (331,036)
       Class C                                                         --          (53,693)               --            (34,197)
       Class Y                                                         --           (1,030)               --             (1,186)
    Net realized gain
       Class A                                                         --       (4,207,315)               --         (3,674,237)
       Class B                                                         --       (1,225,147)               --         (1,094,621)
       Class C                                                         --         (101,316)               --            (99,431)
       Class Y                                                         --           (1,185)               --             (1,822)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    --       (9,868,977)               --         (7,537,636)
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
    Class A shares (Note 2)                                    81,634,172      154,726,302        78,077,089        132,092,654
    Class B shares                                             19,213,916       45,284,359        19,467,851         41,139,582
    Class C shares                                              2,980,041        3,925,982         2,916,057          3,604,448
    Class Y shares                                                     --           88,886            45,198            130,023
Reinvestment of distributions at net asset value
    Class A shares                                                     --        7,791,647                --          5,930,863
    Class B shares                                                     --        1,845,093                --          1,411,683
    Class C shares                                                     --          149,982                --            129,203
    Class Y shares                                                     --            1,854                --              2,663
Payments for redemptions
    Class A shares                                            (25,405,918)     (29,147,580)      (19,737,881)       (21,102,216)
    Class B shares (Note 2)                                   (15,391,196)     (10,619,377)      (12,291,437)        (9,391,900)
    Class C shares (Note 2)                                      (679,341)      (1,041,604)         (698,011)          (550,364)
    Class Y shares                                                 (4,272)         (72,390)          (47,718)           (44,178)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                  62,347,402      172,933,154        67,731,148        153,352,461
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        60,971,737      201,337,297        65,161,223        182,560,101
Net assets at beginning of period                             359,930,873      158,593,576       305,295,279        122,735,178
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                 $ 420,902,610    $ 359,930,873     $ 370,456,502      $ 305,295,279
================================================================================================================================
Undistributed (excess of distributions over) net
 investment income                                          $   1,182,750    $          --     $    (135,145)     $          --
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

34   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to July 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. (formerly AXP Market Advantage Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter.

The primary investments of each Fund are as follows:

o RiverSource Portfolio Builder Conservative Fund - invests primarily in fixed income securities.

o RiverSource Portfolio Builder Moderate Conservative Fund - invests primarily in fixed income securities and also invests a moderate amount in equity securities.

o RiverSource Portfolio Builder Moderate Fund - invests in a balance of fixed income and equity securities.

o RiverSource Portfolio Builder Moderate Aggressive Fund - invests primarily in equity securities and also invests a moderate amount in fixed income securities.

o RiverSource Portfolio Builder Aggressive Fund - invests primarily in equity securities and also invests a small amount in fixed income securities.

o RiverSource Portfolio Builder Total Equity Fund - invests primarily in equity securities.

Each Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   35

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October flip losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial) a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

The Funds do not pay additional compensation to the board members. Compensation is paid directly from the affiliated underlying funds in which each Fund invests.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Conservative Fund

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Total Equity Fund

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50


------------------------------------------------------------------------------

36   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, each Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares.

In addition, the Investment manager and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Board, such that net direct expenses will not exceed 0.51% for Class A, 1.29% for Class B, 1.29% for Class C and 0.34% for Class Y of each Fund's average daily net assets.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended July 31, 2006, are as follows:

FUND                                                              CLASS A          CLASS B        CLASS C
----------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund .............  $  211,150         $ 31,278         $  581
RiverSource Portfolio Builder Moderate Conservative Fund ....     563,266           74,552          3,471
RiverSource Portfolio Builder Moderate Fund .................   1,966,524          125,790          4,849
RiverSource Portfolio Builder Moderate Aggressive Fund ......   3,560,552          121,369          3,183
RiverSource Portfolio Builder Aggressive Fund ...............   1,739,269           59,674          1,518
RiverSource Portfolio Builder Total Equity Fund .............   1,257,242           39,164            979

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the six months ended July 31, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                          PURCHASES       PROCEEDS
---------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund ..........................   $ 50,770,561   $ 43,636,554
RiverSource Portfolio Builder Moderate Conservative Fund .................     62,756,995     32,267,129
RiverSource Portfolio Builder Moderate Fund ..............................    200,095,892    100,066,451
RiverSource Portfolio Builder Moderate Aggressive Fund ...................    292,848,529    163,078,310
RiverSource Portfolio Builder Aggressive Fund ............................    167,634,459    103,373,353
RiverSource Portfolio Builder Total Equity Fund ..........................    134,004,204     64,792,615

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                          RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                                   SIX MONTHS ENDED JULY 31, 2006
                                                      CLASS A           CLASS B          CLASS C          CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                                2,352,026         1,021,834           94,294               --
Issued for reinvested distributions                    94,616            34,162            5,206               18
Redeemed                                           (1,672,095)       (1,088,169)        (172,071)              --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                               774,547           (32,173)         (72,571)              18
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   37

                                                          RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                                      YEAR ENDED JAN. 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                                4,447,564         2,359,346          375,319           25,500
Issued for reinvested distributions                   204,735            85,756           16,159              185
Redeemed                                           (1,525,336)         (979,212)        (215,269)         (24,454)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             3,126,963         1,465,890          176,209            1,231
------------------------------------------------------------------------------------------------------------------

                                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                                   SIX MONTHS ENDED JULY 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                                4,610,126         1,629,911          317,970               --
Issued for reinvested distributions                   176,052            51,476            8,579               20
Redeemed                                           (2,117,543)       (1,653,975)        (198,025)              --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             2,668,635            27,412          128,524               20
------------------------------------------------------------------------------------------------------------------

                                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                                      YEAR ENDED JAN. 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                                8,168,322         4,010,348          600,702            1,465
Issued for reinvested distributions                   459,225           170,829           27,066               56
Redeemed                                           (2,136,827)       (1,294,424)        (215,361)              --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             6,490,720         2,886,753          412,407            1,521
------------------------------------------------------------------------------------------------------------------

                                                            RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                                   SIX MONTHS ENDED JULY 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                               12,297,310         3,743,682          552,490            3,559
Issued for reinvested distributions                   432,184           105,500           12,697               44
Redeemed                                           (4,447,819)       (3,408,784)        (247,184)              --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             8,281,675           440,398          318,003            3,603
------------------------------------------------------------------------------------------------------------------

                                                            RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                                      YEAR ENDED JAN. 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                               22,836,021         9,231,039        1,087,164            2,616
Issued for reinvested distributions                 1,212,273           380,531           43,169               86
Redeemed                                           (5,071,074)       (2,579,042)        (232,944)          (3,401)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            18,977,220         7,032,528          897,389             (699)
------------------------------------------------------------------------------------------------------------------

                                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                                   SIX MONTHS ENDED JULY 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                               14,586,243         3,610,540          547,340           38,831
Issued for reinvested distributions                   437,297            67,628            7,085              248
Redeemed                                           (5,010,982)       (2,687,010)        (144,029)         (18,302)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            10,012,558           991,158          410,396           20,777
------------------------------------------------------------------------------------------------------------------

                                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                                      YEAR ENDED JAN. 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                               29,195,778         9,030,712          861,395           19,103
Issued for reinvested distributions                 1,494,839           347,880           34,031              193
Redeemed                                           (5,570,772)       (2,197,893)        (164,423)         (15,949)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            25,119,845         7,180,699          731,003            3,347
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

38   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

                                                           RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                                   SIX MONTHS ENDED JULY 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                                6,992,054         1,654,837          256,273               --
Issued for reinvested distributions                        --                --               --               --
Redeemed                                           (2,178,951)       (1,348,586)         (58,824)            (369)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             4,813,103           306,251          197,449             (369)
------------------------------------------------------------------------------------------------------------------

                                                           RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                                      YEAR ENDED JAN. 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                               14,124,986         4,174,889          359,597            8,298
Issued for reinvested distributions                   688,917           164,154           13,356              164
Redeemed                                           (2,636,912)         (967,739)         (95,041)          (6,687)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            12,176,991         3,371,304          277,912            1,775
------------------------------------------------------------------------------------------------------------------

                                                          RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                                   SIX MONTHS ENDED JULY 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                                6,503,527         1,629,027          245,038            3,682
Issued for reinvested distributions                        --                --               --               --
Redeemed                                           (1,643,939)       (1,056,651)         (58,520)          (4,071)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             4,859,588           572,376          186,518             (389)
------------------------------------------------------------------------------------------------------------------

                                                          RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                                      YEAR ENDED JAN. 31, 2006
                                                      CLASS A          CLASS B          CLASS C           CLASS Y
------------------------------------------------------------------------------------------------------------------
Sold                                               11,919,108         3,751,774          327,264           11,225
Issued for reinvested distributions                   513,051           122,862           11,245              230
Redeemed                                           (1,897,003)         (850,445)         (49,350)          (3,926)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            10,535,156         3,024,191          289,159            7,529
------------------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings outstanding during the six months ended July 31, 2006.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2006, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
UNDERLYING FUND                                                                   PERCENT OF SHARES HELD
---------------------------------------------------------------------------------------------------------
RiverSource Core Bond Fund......................................................          13.53%
RiverSource Limited Duration Bond Fund..........................................          18.01

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
UNDERLYING FUND                                                                   PERCENT OF SHARES HELD
---------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities Fund.................................           5.82%
RiverSource Core Bond Fund......................................................           7.64
RiverSource Limited Duration Bond Fund..........................................          24.38


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   39

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
UNDERLYING FUND                                                                        PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------------------------------
RiverSource International Equity Fund ...............................................           6.19%
RiverSource Real Estate Fund ........................................................           7.03
RiverSource Global Bond Fund ........................................................           9.07
RiverSource Income Opportunities Fund ...............................................          15.69
RiverSource Fundamental Growth Fund .................................................          16.19
RiverSource Inflation Protected Securities Fund .....................................          16.23
RiverSource Absolute Return Currency and Income Fund ................................          16.48
RiverSource Core Bond Fund ..........................................................          32.89

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
UNDERLYING FUND                                                                        PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------------------------------
RiverSource Small Cap Growth Fund ...................................................           5.34%
RiverSource Income Opportunities Fund ...............................................           5.52
RiverSource Value Fund ..............................................................           6.82
RiverSource International Aggressive Growth Fund ....................................           7.33
RiverSource Real Estate Fund ........................................................           8.75
RiverSource International Equity Fund ...............................................          10.11
RiverSource Global Bond Fund ........................................................          11.09
RiverSource Inflation Protected Securities Fund .....................................          19.85
RiverSource Core Bond Fund ..........................................................          21.04
RiverSource Absolute Return Currency and Income Fund ................................          21.32
RiverSource Fundamental Growth Fund .................................................          27.66

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
UNDERLYING FUND                                                                        PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------------------------------
RiverSource International Equity Fund ...............................................           6.24%
RiverSource Absolute Return Currency and Income Fund ................................          10.20
RiverSource Fundamental Growth Fund .................................................          17.13

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
UNDERLYING FUND                                                                        PERCENT OF SHARES HELD
-------------------------------------------------------------------------------------------------------------
RiverSource International Equity Fund ...............................................           6.76%
RiverSource Absolute Return Currency and Income Fund ................................           9.01
RiverSource Fundamental Growth Fund .................................................          18.61

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.


------------------------------------------------------------------------------

40   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  10.36        $  10.23       $  10.02
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .15             .25            .12
Net gains (losses)
(both realized and unrealized)                      (.09)            .25            .23
-------------------------------------------------------------------------------------------------
Total from investment operations                     .06             .50            .35
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.14)           (.27)          (.12)
Distributions from realized gains                     --            (.10)          (.02)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.14)           (.37)          (.14)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.28        $  10.36       $  10.23
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     80        $     73       $     40
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .48%(d)         .59%           .59%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         2.90%(d)        2.66%          2.03%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     37%             23%            51%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .58%(g)        4.97%          3.54%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS B

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  10.33        $  10.21       $  10.02
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .11             .18            .07
Net gains (losses)
(both realized and unrealized)                      (.09)            .24            .22
-------------------------------------------------------------------------------------------------
Total from investment operations                     .02             .42            .29
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.10)           (.20)          (.08)
Distributions from realized gains                     --            (.10)          (.02)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.10)           (.30)          (.10)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.25        $  10.33       $  10.21
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     35        $     36       $     21
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.24%(d)        1.34%          1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         2.14%(d)        1.88%          1.25%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     37%             23%            51%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .20%(g)        4.12%          2.88%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   41

RiverSource Portfolio Builder Conservative Fund

CLASS C

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  10.34        $  10.21       $  10.02
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .11             .17            .07
Net gains (losses)
(both realized and unrealized)                      (.09)            .25            .22
-------------------------------------------------------------------------------------------------
Total from investment operations                     .02             .42            .29
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.10)           (.19)          (.08)
Distributions from realized gains                     --            (.10)          (.02)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.10)           (.29)          (.10)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.26        $  10.34       $  10.21
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $      6        $      6       $      4
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.24%(d)        1.34%          1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         2.12%(d)        1.85%          1.32%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     37%             23%            51%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .16%(g)        4.16%          2.90%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS Y

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  10.27        $  10.20       $  10.02
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .16             .32            .17
Net gains (losses)
(both realized and unrealized)                      (.09)            .18            .20
-------------------------------------------------------------------------------------------------
Total from investment operations                     .07             .50            .37
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.15)           (.33)          (.17)
Distributions from realized gains                     --            (.10)          (.02)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.15)           (.43)          (.19)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.19        $  10.27       $  10.20
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     --        $     --       $     --
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                          .31%(d)         .42%(e)        .42%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         3.07%(d)        2.64%          1.90%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     37%             23%            51%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .68%(g)        5.04%          3.74%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.47% and 0.76% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

42   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  10.68        $  10.35       $  10.03
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .13             .24            .14
Net gains (losses)
(both realized and unrealized)                      (.08)            .49            .35
-------------------------------------------------------------------------------------------------
Total from investment operations                     .05             .73            .49
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.13)           (.27)          (.16)
Distributions from realized gains                     --            (.13)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.13)           (.40)          (.17)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.60        $  10.68       $  10.35
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    177        $    149       $     78
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .43%(d)         .55%           .59%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         2.44%(d)        2.53%          2.21%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     13%             19%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .45%(g)        7.18%          4.90%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS B

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  10.65        $  10.32       $  10.03
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .09             .16            .09
Net gains (losses)
(both realized and unrealized)                      (.08)            .49            .32
-------------------------------------------------------------------------------------------------
Total from investment operations                     .01             .65            .41
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.09)           (.19)          (.11)
Distributions from realized gains                     --            (.13)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.09)           (.32)          (.12)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.57        $  10.65       $  10.32
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     65        $     66       $     34
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.19%(d)        1.30%          1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         1.67%(d)        1.75%          1.46%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     13%             19%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .07%(g)        6.41%          4.14%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   43

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS C

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2005           2005(b)
Net asset value, beginning of period            $  10.65        $  10.33       $  10.03
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .09             .15            .09
Net gains (losses)
(both realized and unrealized)                      (.08)            .49            .34
-------------------------------------------------------------------------------------------------
Total from investment operations                     .01             .64            .43
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.09)           (.19)          (.12)
Distributions from realized gains                     --            (.13)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.09)           (.32)          (.13)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.57        $  10.65       $  10.33
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     12        $     11       $      6
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.19%(d)        1.30%          1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         1.68%(d)        1.72%          1.47%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     13%             19%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .08%(g)        6.29%          4.25%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS Y

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2005           2005(h)
Net asset value, beginning of period            $  10.64        $  10.34       $  10.03
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .14             .29            .17
Net gains (losses)
(both realized and unrealized)                      (.08)            .46            .34
-------------------------------------------------------------------------------------------------
Total from investment operations                     .06             .75            .51
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.14)           (.32)          (.19)
Distributions from realized gains                     --            (.13)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.14)           (.45)          (.20)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.56        $  10.64       $  10.34
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     --        $     --       $     --
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .26%(d)         .39%           .36%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         2.60%(d)        2.67%          2.13%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     13%             19%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .54%(g)        7.37%          5.09%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

44   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

CLASS A

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.06        $  10.47       $  10.04
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .11             .22            .13
Net gains (losses)
(both realized and unrealized)                      (.08)            .78            .47
-------------------------------------------------------------------------------------------------
Total from investment operations                     .03            1.00            .60
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.12)           (.27)          (.16)
Distributions from realized gains                     --            (.14)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.12)           (.41)          (.17)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.97        $  11.06       $  10.47
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    498        $    410       $    190
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .43%(d)         .53%           .59%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         2.02%(d)        2.30%          2.05%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     16%             15%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .27%(g)        9.64%          6.01%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS B

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.02        $  10.43       $  10.04
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .07             .13            .08
Net gains (losses)
(both realized and unrealized)                      (.08)            .79            .44
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.01)            .92            .52
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.08)           (.19)          (.12)
Distributions from realized gains                     --            (.14)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.08)           (.33)          (.13)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.93        $  11.02       $  10.43
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    157        $    153       $     72
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.19%(d)        1.29%          1.36%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         1.25%(d)        1.51%          1.31%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     16%             15%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.11%)(g)       8.86%          5.19%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   45

RiverSource Portfolio Builder Moderate Fund

CLASS C

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.03        $  10.44       $  10.04
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .07             .13            .07
Net gains (losses)
(both realized and unrealized)                      (.08)            .79            .46
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.01)            .92            .53
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.08)           (.19)          (.12)
Distributions from realized gains                     --            (.14)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.08)           (.33)          (.13)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.94        $  11.03       $  10.44
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     22        $     18       $      8
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.19%(d)        1.30%          1.36%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         1.25%(d)        1.52%          1.26%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     16%             15%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.10%)(g)       8.86%          5.24%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS Y

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.04        $  10.47       $  10.04
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .13             .26            .16
Net gains (losses)
(both realized and unrealized)                      (.08)            .75            .47
-------------------------------------------------------------------------------------------------
Total from investment operations                     .05            1.01            .63
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.13)           (.30)          (.19)
Distributions from realized gains                     --            (.14)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.13)           (.44)          (.20)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.96        $  11.04       $  10.47
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     --        $     --       $     --
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .27%(d)         .37%           .37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         2.23%(d)        2.34%           .88%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     16%             15%            28%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .45%(g)        9.80%          6.28%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

46   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.34        $  10.50       $  10.05
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .08             .17            .10
Net gains (losses)
(both realized and unrealized)                      (.07)           1.05            .50
-------------------------------------------------------------------------------------------------
Total from investment operations                     .01            1.22            .60
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.09)           (.22)          (.14)
Distributions from realized gains                     --            (.16)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.09)           (.38)          (.15)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.26        $  11.34       $  10.50
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    659        $    550       $    246
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .47%(d)         .56%           .59%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         1.29%(d)        1.69%          1.61%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     21%             20%            31%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .13%(g)       11.72%          5.97%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS B

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.30        $  10.47       $  10.05
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .03             .07            .04
Net gains (losses)
(both realized and unrealized)                      (.07)           1.06            .49
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.04)           1.13            .53
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.05)           (.14)          (.10)
Distributions from realized gains                     --            (.16)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.05)           (.30)          (.11)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.21        $  11.30       $  10.47
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    164        $    154       $     67
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.23%(d)        1.32%          1.36%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                          .53%(d)         .91%           .82%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     21%             20%            31%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.33%)(g)      10.90%          5.24%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   47

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS C

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.30        $  10.47       $  10.05
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .03             .07            .04
Net gains (losses)
(both realized and unrealized)                      (.07)           1.06            .49
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.04)           1.13            .53
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.05)           (.14)          (.10)
Distributions from realized gains                     --            (.16)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.05)           (.30)          (.11)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.21        $  11.30       $  10.47
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     20        $     15       $      7
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.23%(d)        1.32%          1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                          .53%(d)         .93%           .83%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     21%             20%            31%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.32%)(g)      10.91%          5.24%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS Y

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.35        $  10.50       $  10.05
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .09             .19            .12
Net gains (losses)
(both realized and unrealized)                      (.06)           1.06            .49
-------------------------------------------------------------------------------------------------
Total from investment operations                     .03            1.25            .61
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.11)           (.24)          (.15)
Distributions from realized gains                     --            (.16)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                 (.11)           (.40)          (.16)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.27        $  11.35       $  10.50
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     --        $     --       $     --
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .31%(d)         .39%           .36%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         1.46%(d)        1.69%          1.35%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     21%             20%            31%
-------------------------------------------------------------------------------------------------
Total return(f)                                      .24%(g)       12.02%          6.10%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

48   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS A

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.66        $  10.53       $  10.06
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .04             .12            .07
Net gains (losses)
(both realized and unrealized)                      (.05)           1.37            .52
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.01)           1.49            .59
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.17)          (.11)
Distributions from realized gains                     --            (.19)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.36)          (.12)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.65        $  11.66       $  10.53
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    330        $    275       $    120
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .49%(d)         .59%(e)        .59%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                          .78%(d)        1.10%          1.04%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     26%             24%            38%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.09%)(g)      14.26%          5.81%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.61% and 0.78% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS B

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.59        $  10.48       $  10.06
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          --             .03            .01
Net gains (losses)
(both realized and unrealized)                      (.06)           1.37            .50
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.06)           1.40            .51
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.10)          (.08)
Distributions from realized gains                     --            (.19)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.29)          (.09)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.53        $  11.59       $  10.48
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     82        $     79       $     36
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.25%(d)        1.37%          1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                          .02%(d)         .28%           .25%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     26%             24%            38%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.52%)(g)      13.48%          5.02%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   49

RiverSource Portfolio Builder Aggressive Fund

CLASS C

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.58        $  10.48       $  10.06
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          --             .03            .01
Net gains (losses)
(both realized and unrealized)                      (.06)           1.37            .49
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.06)           1.40            .50
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.11)          (.07)
Distributions from realized gains                     --            (.19)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.30)          (.08)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.52        $  11.58       $  10.48
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $      9        $      7       $      3
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.25%(d)        1.37%(e)       1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                           --%(d)         .32%           .21%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     26%             24%            38%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.52%)(g)      13.40%          4.96%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.55% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS Y

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.68        $  10.53       $  10.06
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .05             .12            .08
Net gains (losses)
(both realized and unrealized)                      (.05)           1.39            .52
-------------------------------------------------------------------------------------------------
Total from investment operations                      --            1.51            .60
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.17)          (.12)
Distributions from realized gains                     --            (.19)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.36)          (.13)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.68        $  11.68       $  10.53
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     --        $     --       $     --
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .32%(d)         .42%(e)        .38%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                          .93%(d)         .95%          1.75%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     26%             24%            38%
-------------------------------------------------------------------------------------------------
Total return(f)                                       --%(g)       14.46%          5.94%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.44% and 0.61% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

50   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

CLASS A

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.99        $  10.55       $  10.07
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .01             .07            .05
Net gains (losses)
(both realized and unrealized)                      (.07)           1.71            .54
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.06)           1.78            .59
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.13)          (.10)
Distributions from realized gains                     --            (.21)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.34)          (.11)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.93        $  11.99       $  10.55
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    288        $    231       $     92
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .49%(d)         .59%(e)        .59%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                          .10%(d)         .53%           .58%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     19%             17%            39%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.50%)(g)      16.99%          5.80%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.62% and 0.83% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS B

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.91        $  10.50       $  10.07
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        (.03)           (.03)          (.02)
Net gains (losses)
(both realized and unrealized)                      (.07)           1.71            .52
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.10)           1.68            .50
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.06)          (.06)
Distributions from realized gains                     --            (.21)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.27)          (.07)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.81        $  11.91       $  10.50
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     74        $     68       $     28
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                      1.25%(d)        1.37%(e)       1.36%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         (.65%)(d)       (.29%)         (.19%)(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     19%             17%            39%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.84%)(g)      16.11%          4.99%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.38% and 1.59% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   51

RiverSource Portfolio Builder Total Equity Fund

CLASS C

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  11.90        $  10.50       $  10.07
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        (.03)           (.03)          (.02)
Net gains (losses)
(both realized and unrealized)                      (.07)           1.71            .52
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.10)           1.68            .50
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.07)          (.06)
Distributions from realized gains                     --            (.21)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.28)          (.07)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.80        $  11.90       $  10.50
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $      8        $      6       $      2
-------------------------------------------------------------------------------------------------
Ratio of expenses to
average daily net assets(c)                         1.26%(d)        1.37%(e)       1.37%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                         (.67%)(d)       (.21%)         (.31%)(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     19%             17%            39%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.84%)(g)      16.10%          4.99%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.60% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).

CLASS Y

-------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006(h)         2006           2005(b)
Net asset value, beginning of period            $  12.01        $  10.55       $  10.07
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .01             .09            .07
Net gains (losses)
(both realized and unrealized)                      (.06)           1.71            .53
-------------------------------------------------------------------------------------------------
Total from investment operations                    (.05)           1.80            .60
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --            (.13)          (.11)
Distributions from realized gains                     --            (.21)          (.01)
-------------------------------------------------------------------------------------------------
Total distributions                                   --            (.34)          (.12)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  11.96        $  12.01       $  10.55
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     --        $     --       $     --
-------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily net assets(c)                       .32%(d)         .42%(e)        .40%(d),(e)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                          .27%(d)         .51%           .48%(d)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                     19%             17%            39%
-------------------------------------------------------------------------------------------------
Total return(f)                                     (.42%)(g)      17.23%          5.93%(g)
-------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.46% and 0.66% for the periods ended Jan. 31, 2006 and 2005, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

52   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio (gross) as of July 31, 2006.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2006.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   53

RiverSource Portfolio Builder Conservative Fund

                                                 BEGINNING        ENDING              DIRECT          DIRECT AND INDIRECT
                                               ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID          EXPENSES PAID
                                               FEB. 1, 2006    JULY 31, 2006   DURING THE PERIOD(a)   DURING THE PERIOD(b)
--------------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                       $1,000        $1,005.80             $2.39                 $5.67
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,022.41             $2.41                 $5.72
--------------------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                       $1,000        $1,002.00             $6.16                 $9.43
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,018.65             $6.21                 $9.51
--------------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                       $1,000        $1,001.60             $6.15                 $9.43
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,018.65             $6.21                 $9.51
--------------------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                       $1,000        $1,006.80             $1.54                 $4.83
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000        $1,023.26             $1.56                 $4.87
--------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c)   Based on the actual return for the six months ended July 31, 2006:
      +0.58% for Class A, +0.20% for Class B, +0.16% for Class C and +0.68% for Class Y.

ANNUALIZED EXPENSE RATIOS

                                                                                                        TOTAL FUND'S
                                                                               ESTIMATED             ANNUALIZED EXPENSES
                                                     FUND'S ANNUALIZED      INDIRECT EXPENSES       AND INDIRECT EXPENSES
                                                       EXPENSE RATIO     OF THE UNDERLYING FUNDS   OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------------------------------
Class A                                                     .48%                  .66%                       1.14%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.24%                  .66%                       1.90%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.24%                  .66%                       1.90%
--------------------------------------------------------------------------------------------------------------------------
Class Y                                                     .31%                  .66%                        .97%
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

54   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

                                                 BEGINNING        ENDING              DIRECT          DIRECT AND INDIRECT
                                               ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID          EXPENSES PAID
                                               FEB. 1, 2006    JULY 31, 2006   DURING THE PERIOD(a)   DURING THE PERIOD(b)
--------------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,004.50             $2.14                 $5.67
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,022.66             $2.16                 $5.72
--------------------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,000.70             $5.90                 $9.43
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.89             $5.96                 $9.51
--------------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,000.80             $5.90                 $9.43
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.89             $5.96                 $9.51
--------------------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,005.40             $1.29                 $4.82
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,023.51             $1.30                 $4.87
--------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c)   Based on the actual return for the six months ended July 31, 2006:
      +0.45% for Class A, +0.07% for Class B, +0.08% for Class C and +0.54% for Class Y.

ANNUALIZED EXPENSE RATIOS

                                                                                                        TOTAL FUND'S
                                                                                ESTIMATED            ANNUALIZED EXPENSES
                                                     FUND'S ANNUALIZED      INDIRECT EXPENSES       AND INDIRECT EXPENSES
                                                       EXPENSE RATIO     OF THE UNDERLYING FUNDS   OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------------------------------
Class A                                                     .43%                  .71%                       1.14%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.19%                  .71%                       1.90%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.19%                  .71%                       1.90%
--------------------------------------------------------------------------------------------------------------------------
Class Y                                                     .26%                  .71%                        .97%
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   55

RiverSource Portfolio Builder Moderate Fund

                                                 BEGINNING        ENDING              DIRECT          DIRECT AND INDIRECT
                                               ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID          EXPENSES PAID
                                               FEB. 1, 2006    JULY 31, 2006   DURING THE PERIOD(a)   DURING THE PERIOD(b)
--------------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,002.70             $2.14                 $5.91
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,022.66             $2.16                 $5.97
--------------------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  998.90             $5.90                 $9.66
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.89             $5.96                 $9.76
--------------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  999.00             $5.90                 $9.67
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.89             $5.96                 $9.76
--------------------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,004.50             $1.34                 $5.12
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,023.46             $1.35                 $5.17
--------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c)   Based on the actual return for the six months ended July 31, 2006:
      +0.27% for Class A, -0.11% for Class B, -0.10% for Class C and +0.45% for Class Y.

ANNUALIZED EXPENSE RATIOS

                                                                                                        TOTAL FUND'S
                                                                                ESTIMATED            ANNUALIZED EXPENSES
                                                     FUND'S ANNUALIZED      INDIRECT EXPENSES       AND INDIRECT EXPENSES
                                                       EXPENSE RATIO     OF THE UNDERLYING FUNDS   OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------------------------------
Class A                                                     .43%                  .76%                       1.19%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.19%                  .76%                       1.95%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.19%                  .76%                       1.95%
--------------------------------------------------------------------------------------------------------------------------
Class Y                                                     .27%                  .76%                       1.03%
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

56   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

                                                 BEGINNING        ENDING              DIRECT          DIRECT AND INDIRECT
                                               ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID          EXPENSES PAID
                                               FEB. 1, 2006    JULY 31, 2006   DURING THE PERIOD(a)   DURING THE PERIOD(b)
--------------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,001.30             $2.33                $ 6.25
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,022.46             $2.36                $ 6.32
--------------------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  996.70             $6.09                $10.00
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.70             $6.16                $10.11
--------------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  996.80             $6.09                $10.00
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.70             $6.16                $10.11
--------------------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,002.40             $1.54                $ 5.46
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,023.26             $1.56                $ 5.52
--------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c)   Based on the actual return for the six months ended July 31, 2006:
      +0.13% for Class A, -0.33% for Class B, -0.32% for Class C and +0.24% for Class Y.

ANNUALIZED EXPENSE RATIOS

                                                                                                        TOTAL FUND'S
                                                                                ESTIMATED            ANNUALIZED EXPENSES
                                                     FUND'S ANNUALIZED      INDIRECT EXPENSES       AND INDIRECT EXPENSES
                                                       EXPENSE RATIO     OF THE UNDERLYING FUNDS   OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------------------------------
Class A                                                     .47%                  .79%                       1.26%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.23%                  .79%                       2.02%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.23%                  .79%                       2.02%
--------------------------------------------------------------------------------------------------------------------------
Class Y                                                     .31%                  .79%                       1.10%
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   57

RiverSource Portfolio Builder Aggressive Fund

                                                 BEGINNING        ENDING              DIRECT          DIRECT AND INDIRECT
                                               ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID          EXPENSES PAID
                                               FEB. 1, 2006    JULY 31, 2006   DURING THE PERIOD(a)   DURING THE PERIOD(b)
--------------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  999.10             $2.43                $ 6.44
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,022.36             $2.46                $ 6.52
--------------------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  994.80             $6.18                $10.19
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.60             $6.26                $10.31
--------------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  994.80             $6.18                $10.19
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.60             $6.26                $10.31
--------------------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $1,000.00             $1.59                $ 5.60
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,023.21             $1.61                $ 5.67
--------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c)   Based on the actual return for the six months ended July 31, 2006:
      -0.09% for Class A, -0.52% for Class B, -0.52% for Class C and +0.00% for Class Y.

ANNUALIZED EXPENSE RATIOS

                                                                                                        TOTAL FUND'S
                                                                                ESTIMATED            ANNUALIZED EXPENSES
                                                     FUND'S ANNUALIZED      INDIRECT EXPENSES       AND INDIRECT EXPENSES
                                                       EXPENSE RATIO     OF THE UNDERLYING FUNDS   OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------------------------------
Class A                                                     .49%                  .81%                       1.30%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.25%                  .81%                       2.06%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.25%                  .81%                       2.06%
--------------------------------------------------------------------------------------------------------------------------
Class Y                                                     .32%                  .81%                       1.13%
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

58   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

                                                 BEGINNING        ENDING              DIRECT          DIRECT AND INDIRECT
                                               ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES PAID          EXPENSES PAID
                                               FEB. 1, 2006    JULY 31, 2006   DURING THE PERIOD(a)   DURING THE PERIOD(b)
--------------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  995.00             $2.42                $ 6.58
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,022.36             $2.46                $ 6.67
--------------------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  991.60             $6.17                $10.32
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.60             $6.26                $10.46
--------------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  991.60             $6.22                $10.37
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,018.55             $6.31                $10.51
--------------------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------------------
   Actual(c)                                      $1,000         $  995.80             $1.58                $ 5.74
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000         $1,023.21             $1.61                $ 5.82
--------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c)   Based on the actual return for the six months ended July 31, 2006:
      -0.50% for Class A, -0.84% for Class B, -0.84% for Class C and -0.42% for Class Y.

ANNUALIZED EXPENSE RATIOS

                                                                                                        TOTAL FUND'S
                                                                                ESTIMATED            ANNUALIZED EXPENSES
                                                     FUND'S ANNUALIZED      INDIRECT EXPENSES       AND INDIRECT EXPENSES
                                                       EXPENSE RATIO     OF THE UNDERLYING FUNDS   OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------------------------------------------------
Class A                                                     .49%                  .84%                       1.33%
--------------------------------------------------------------------------------------------------------------------------
Class B                                                    1.25%                  .84%                       2.09%
--------------------------------------------------------------------------------------------------------------------------
Class C                                                    1.26%                  .84%                       2.10%
--------------------------------------------------------------------------------------------------------------------------
Class Y                                                     .32%                  .84%                       1.16%
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT   59

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

60   RIVERSOURCE PORTFOLIO BUILDER SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE [LOGO](SM)
      INVESTMENTS

RIVERSOURCE(SM) PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS


This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(SM) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
                                                               S-6293 D (9/06)

    Semiannual Report

                                                      RIVERSOURCE [LOGO](SM)
                                                            INVESTMENTS


    RIVERSOURCE(SM)
    S&P 500 INDEX FUND

-----------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR
    THE PERIOD ENDED
    JULY 31, 2006

>   RIVERSOURCE S&P 500 INDEX
    FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH LONG-TERM
    CAPITAL APPRECIATION.

-----------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers with Portfolio Management ...........................    7

Investments in Securities ...............................................   10

Financial Statements ....................................................   19

Notes to Financial Statements ...........................................   22

Fund Expenses Example ...................................................   33

Approval of Investment Management Services Agreement ....................   35

Proxy Voting ............................................................   35

                                     [LOGO]
                                  DALBAR RATED
                                      2006
                                FOR COMMUNICATION


The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource S&P 500 Index Fund invests in stocks included in the Standard & Poor's 500 Index (S&P 500). The S&P 500 is made up primarily of large capitalization companies that represent a broad spectrum of the U.S. economy. The Fund follows a passive, or indexing, investment approach in an attempt to replicate the performance of the S&P 500 Index. Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. Investors looking for an index fund to provide a diversified exposure to various sectors in the U.S. stock market, and also provide a blend of large cap growth and value stocks, may find this fund of interest.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------
Percentage of portfolio assets

Other (1)                           20.9%
Consumer Staples                     9.6%
Energy                              10.5%
Industrials                         10.7%         [PIE CHART]
Financials                          21.6%
Information Technology              14.0%
Health Care                         12.7%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1) Includes Consumer Discretionary 9.6%, Utilities 3.5%, Telecommunication Services 3.4%, Materials 2.9%, and Short-Term Securities 1.5%.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

Exxon Mobil                                                               3.5%
General Electric                                                          2.9
Citigroup                                                                 2.0
Bank of America                                                           2.0
Microsoft                                                                 1.8
Pfizer                                                                    1.6
Johnson & Johnson                                                         1.6
Procter & Gamble                                                          1.6
Altria Group                                                              1.4
JPMorgan Chase & Co                                                       1.4

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

"Standard & Poors,(R)" "S&P," "S&P 500,(R)" and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks have been licensed for use by companies associated with Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH
          X             LARGE
                        MEDIUM  SIZE
                        SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products involve risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                            YEARS IN INDUSTRY
David Factor                                                        10

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                       TICKER SYMBOL         INCEPTION DATE
Class D                                    ADIDX                10/25/99
Class E                                    ADIEX                10/25/99

Total net assets                                          $232.5 million

Number of holdings                                                   503


------------------------------------------------------------------------------

4  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended July 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]


Riversource S&P 500 Index Fund Class D                    +0.41%

S&P 500 Index(1) (unmanaged)                              +0.67%

Lipper S&P 500 Objective Funds Index(2)                   +0.55%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The performance of Class E may vary from that shown because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  5

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

                               CLASS D      CLASS E
(INCEPTION DATES)             (10/25/99)   (10/25/99)
                                 NAV          NAV

AT JULY 31, 2006
------------------------------------------------------------------------------
6 months*                       +0.41%       +0.40%
------------------------------------------------------------------------------
1 year                          +4.71%       +4.96%
------------------------------------------------------------------------------
3 years                        +10.07%      +10.35%
------------------------------------------------------------------------------
5 years                         +2.16%       +2.45%
------------------------------------------------------------------------------
Since inception                 +0.68%       +0.96%
------------------------------------------------------------------------------

AT JUNE 30, 2006
------------------------------------------------------------------------------
6 months*                       +2.50%       +2.49%
------------------------------------------------------------------------------
1 year                          +8.13%       +8.15%
------------------------------------------------------------------------------
3 years                        +10.49%      +10.71%
------------------------------------------------------------------------------
5 years                         +1.86%       +2.11%
------------------------------------------------------------------------------
Since inception                 +0.63%       +0.88%
------------------------------------------------------------------------------

* Not annualized


------------------------------------------------------------------------------

6  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, Portfolio Manager for RiverSource S&P 500 Index Fund, discusses the Fund's results and positioning for the six months ended July 31, 2006.

Q: How did RiverSource S&P 500 Index Fund perform for the first half of the fiscal year?

A: RiverSource S&P 500 Index Fund's Class D shares gained 0.41% for the six months ended July 31, 2006. This was less than the 0.67% advance of the Fund's benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index). The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, returned 0.55% during the same six months.

      Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.59% for the reporting period. This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 31.)

Q:    What factors most significantly affected the Fund's performance?

A: The U.S. equity market was supported during the period by solid corporate earnings growth, a resilient albeit slowing U.S. economy, reasonable stock valuations and moderate core inflation. At the same time, the U.S. equity market was affected most during the six-month period by the actual monetary policy of the Federal Reserve Board (the
      Fed). The Fed boosted its targeted federal funds rate four more times during the six-month period to reach 5.25% by the end of June. Stocks still finished the period with only modest gains, as heightened geopolitical tensions and still-surging energy prices put pressure on the equity markets.

      Financials and consumer staples were the best performing sectors in the S&P 500 Index, with financials, the largest sector weight, making the largest contribution to the Fund's semiannual return. The top performing industries for the period were diversified financials, food beverage and tobacco, telecommunication services, energy, and pharmaceutical biotechnology & life sciences. On the other hand, information technology and consumer discretionary were the two weakest sectors.

------------------------------------------------------------------------------
      FINANCIALS AND CONSUMER STAPLES WERE THE BEST PERFORMING SECTORS IN THE S&P 500 INDEX, WITH FINANCIALS, THE LARGEST SECTOR WEIGHT, MAKING THE LARGEST CONTRIBUTION TO THE FUND'S SEMIANNUAL RETURN.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

      Information technology also dominated the list of weakest performing industries, including technology hardware and equipment, software and services, and semiconductors & semiconductor equipment. Retailing and health care equipment and services were also among the worst industry performers.

      Among individual stocks in the S&P 500 Index, Bank of America, Exxon Mobil, JPMorgan Chase & Co, BellSouth and Altria Group contributed the most to returns during the six-month period. The biggest underperformers were all technology-related companies, namely Microsoft, eBay, QUALCOMM, Intel and Dell.

      As always, each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index.

Q:    What changes did you make to the Fund's portfolio during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P 500 Index and to replicate the performance of the S&P 500 Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P 500 Index. Deletions typically result from mergers and acquisitions or financial reversals. Stocks added to the S&P 500 Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks. During the semiannual period, there were 15 additions and 15 deletions to the S&P 500 Index and the portfolio. Stocks added to the S&P 500 Index and Fund included financial companies Commerce Bancorp and Legg Mason, energy companies CONSOL Energy and Chesapeake Energy, real estate companies Boston Properties and Kimco Realty, and Internet industry giant Google. Deletions included such well-known names as Gateway, Knight-Ridder, Maytag and Albertson's. Portfolio turnover during the period was just 3%.

------------------------------------------------------------------------------

8  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stocks substitutions we make to align the Fund with the S&P 500 Index.

      Broadly speaking, corporate profits should continue to register solid gains for the near term, which may go a long way to help support stock prices. However, this stellar performance in profit growth is not expected to continue forever. Later in 2006, profits will likely slow, as margins are squeezed somewhat owing to slower productivity gains and higher labor costs. The primary implication perhaps of such slowed corporate growth along with U.S. economic growth overall is that equity prices may be quite volatile until it becomes clearer that the economic slowdown is nothing worse than a soft landing.

------------------------------------------------------------------------------
      BROADLY SPEAKING, CORPORATE PROFITS SHOULD CONTINUE TO REGISTER SOLID GAINS FOR THE NEAR TERM, WHICH MAY GO A LONG WAY TO HELP SUPPORT STOCK PRICES.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
      INVESTMENT TERM

      Soft landing: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.
------------------------------------------------------------------------------

      Although it may surprise some, the current bull market in U.S. equities is one of the longest in history, and the current period is also one of the longest without a 10% price correction. While earnings growth is likely to slow in the second half of the year, the good news, in our view, is that stocks are not overpriced in most categories, which should provide some downside support.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  9

INVESTMENTS IN SECURITIES

JULY 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.3%)
------------------------------------------------------------------------------

ISSUER                                                 SHARES        VALUE(a)
AEROSPACE & DEFENSE (2.4%)
Boeing                                                  15,814      $1,224,320
General Dynamics                                         7,990         535,490
Goodrich                                                 2,449          98,866
Honeywell Intl                                          16,375         633,713
L-3 Communications
 Holdings                                                2,415         177,865
Lockheed Martin                                          7,003         557,999
Northrop Grumman                                         6,796         449,827
Raytheon                                                 8,827         397,833
Rockwell Collins                                         3,381         180,444
United Technologies                                     20,002       1,243,924
                                                                    ----------
Total                                                                5,500,281
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
FedEx                                                    6,034         631,820
United Parcel Service Cl B                              21,462       1,478,947
                                                                    ----------
Total                                                                2,110,767
------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                      13,974         251,392
------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   3,502(b)       38,522
Johnson Controls                                         3,852         295,680
                                                                    ----------
Total                                                                  334,202
------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                              37,107         247,504
General Motors                                          11,189         360,621
Harley-Davidson                                          5,313         302,841
                                                                    ----------
Total                                                                  910,966
------------------------------------------------------------------------------

BEVERAGES (2.2%)
Anheuser-Busch
 Companies                                              15,291         736,262
Brown-Forman Cl B                                        1,650         121,193
Coca-Cola                                               40,544(e)    1,804,208
Coca-Cola Enterprises                                    6,001         128,781
Constellation Brands Cl A                                3,935(b)       96,250

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                 SHARES        VALUE(a)
BEVERAGES (CONT.)
Molson Coors Brewing Cl B                                1,142      $   81,596
Pepsi Bottling Group                                     2,654          88,246
PepsiCo                                                 32,694       2,072,145
                                                                    ----------
Total                                                                5,128,681
------------------------------------------------------------------------------

BIOTECHNOLOGY (1.3%)
Amgen                                                   23,330(b)    1,627,035
Biogen Idec                                              6,804(b)      286,584
Genzyme                                                  5,147(b)      351,437
Gilead Sciences                                          9,000(b)      553,320
MedImmune                                                4,918(b)      124,819
                                                                    ----------
Total                                                                2,943,195
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard
 Companies                                               3,501         135,244
Masco                                                    7,854         209,937
                                                                    ----------
Total                                                                  345,181
------------------------------------------------------------------------------

CAPITAL MARKETS (3.5%)
Ameriprise Financial                                     4,835         215,641
Bank of New York                                        15,271         513,258
Bear Stearns Companies                                   2,386         338,502
Charles Schwab                                          20,412         324,143
E*TRADE Financial                                        8,440(b)      196,736
Federated Investors Cl B                                 1,670          51,787
Franklin Resources                                       3,035         277,551
Goldman Sachs Group                                      8,551       1,306,165
Janus Capital Group                                      4,184          67,739
Legg Mason                                               2,610         217,857
Lehman Brothers Holdings                                10,594         688,080
Mellon Financial                                         8,182         286,370
Merrill Lynch & Co                                      18,275       1,330,786
Morgan Stanley                                          21,191       1,409,201
Northern Trust                                           3,670         209,557
State Street                                             6,573         394,774
T Rowe Price Group                                       5,256         217,125
                                                                    ----------
Total                                                                8,045,272
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

10  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                 SHARES        VALUE(a)
CHEMICALS (1.4%)
Air Products & Chemicals                                 4,439      $  283,785
Ashland                                                  1,405          93,447
Dow Chemical                                            19,023         657,815
Eastman Chemical                                         1,617          80,252
Ecolab                                                   3,606         155,310
EI du Pont
 de Nemours & Co                                        18,228         722,922
Hercules                                                 2,244(b)       31,192
Intl Flavors & Fragrances                                1,563          57,831
Monsanto                                                10,696         459,821
PPG Inds                                                 3,279         201,790
Praxair                                                  6,388         350,318
Rohm & Haas                                              2,878         132,733
Sigma-Aldrich                                            1,325          92,088
                                                                    ----------
Total                                                                3,319,304
------------------------------------------------------------------------------

COMMERCIAL BANKS (4.3%)
AmSouth Bancorporation                                   6,844         196,149
BB&T                                                    10,877         456,725
Comerica                                                 3,215         188,238
Commerce Bancorp                                         3,640         123,651
Compass Bancshares                                       2,550         150,297
Fifth Third Bancorp                                     11,010         419,921
First Horizon Natl                                       2,435         102,027
Huntington Bancshares                                    4,857         118,268
KeyCorp                                                  7,996         295,052
M&T Bank                                                 1,565         190,805
Marshall & Ilsley                                        4,461         209,533
Natl City                                               10,732         386,352
North Fork Bancorporation                                9,204         260,749
PNC Financial
 Services Group                                          5,853         414,627
Regions Financial                                        9,019         327,300
SunTrust Banks                                           7,190         567,075
Synovus Financial                                        6,384         180,412
US Bancorp                                              35,214       1,126,848
Wachovia                                                31,823       1,706,667
Wells Fargo & Co                                        33,231       2,403,931
Zions Bancorporation                                     2,100         172,494
                                                                    ----------
Total                                                                9,997,121
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                        4,785(b)       48,616
Avery Dennison                                           2,169         127,168
Cintas                                                   2,723          96,122
Equifax                                                  2,547          82,217
Monster Worldwide                                        2,540(b)      101,600

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                 SHARES        VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Pitney Bowes                                             4,388      $  181,312
Robert Half Intl                                         3,402         110,089
RR Donnelley & Sons                                      4,277         124,846
Waste Management                                        10,782         370,685
                                                                    ----------
Total                                                                1,242,655
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
ADC Telecommunications                                   2,315(b)       28,312
Andrew                                                   3,159(b)       26,694
Avaya                                                    8,130(b)       75,284
CIENA                                                   11,624(b)       42,195
Cisco Systems                                          120,770(b)    2,155,744
Comverse Technology                                      3,998(b)       77,481
Corning                                                 30,810(b)      587,547
JDS Uniphase                                            33,332(b)       70,997
Juniper Networks                                        11,190(b)      150,506
Lucent Technologies                                     88,628(b)      188,778
Motorola                                                48,858       1,112,008
QUALCOMM                                                33,158       1,169,151
Tellabs                                                  8,861(b)       83,293
                                                                    ----------
Total                                                                5,767,990
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.3%)
Apple Computer                                          16,824(b)    1,143,359
Dell                                                    44,942(b)      974,343
EMC                                                     46,780(b)      474,817
Hewlett-Packard                                         55,181       1,760,826
Intl Business Machines                                  30,676       2,374,628
Lexmark Intl Cl A                                        2,087(b)      112,802
NCR                                                      3,598(b)      115,640
Network Appliance                                        7,401(b)      219,736
QLogic                                                   3,186(b)       55,723
SanDisk                                                  3,865(b)      180,341
Sun Microsystems                                        69,194(b)      300,994
                                                                    ----------
Total                                                                7,713,209
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                    1,729         151,858
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                         1,988         133,136
------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                        24,407       1,270,629
Capital One Financial                                    5,991         463,404
SLM                                                      8,128         408,838
                                                                    ----------
Total                                                                2,142,871
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  11

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                 SHARES        VALUE(a)
CONTAINERS & PACKAGING (0.2%)
Ball                                                   2,074        $   79,434
Bemis                                                  2,072            63,610
Pactiv                                                 2,797(b)         68,554
Sealed Air                                             1,615            76,293
Temple-Inland                                          2,188            93,078
                                                                    ----------
Total                                                                  380,969
------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                          3,414           142,159
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                      2,768(b)        130,982
H&R Block                                              6,498           147,829
                                                                    ----------
Total                                                                  278,811
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.6%)
Bank of America                                       90,280         4,652,129
CIT Group                                              3,940           180,885
Citigroup                                             98,349         4,751,241
JPMorgan Chase & Co                                   68,741         3,135,964
Moody's                                                4,830           265,070
                                                                    ----------
Total                                                               12,985,289
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T                                                  76,918         2,306,771
BellSouth                                             35,785         1,401,698
CenturyTel                                             2,301            88,750
Citizens Communications                                6,425            82,433
Embarq                                                 2,953(b)        133,623
Qwest
 Communications Intl                                  30,965(b)        247,410
Verizon Communications                                57,709         1,951,718
Windstream                                             9,294           116,454
                                                                    ----------
Total                                                                6,328,857
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                                       3,235(b)        132,797
American Electric Power                                7,793           281,483
Edison Intl                                            6,444           266,653
Entergy                                                4,114           317,189
Exelon                                                13,224           765,671
FirstEnergy                                            6,521           365,176
FPL Group                                              7,996           344,947
Pinnacle West Capital                                  1,959            84,257
PPL                                                    7,524           255,966
Progress Energy                                        5,006           218,011
Southern                                              14,681           495,924
                                                                    ----------
Total                                                                3,528,074
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                SHARES          VALUE(a)
ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                              3,357       $    56,666
Cooper Inds Cl A                                       1,828           157,500
Emerson Electric                                       8,123           641,068
Rockwell Automation                                    3,511           217,612
                                                                    ----------
Total                                                                1,072,846
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                   8,420(b)        239,465
Jabil Circuit                                          3,520            81,312
Molex                                                  2,810            89,133
Sanmina-SCI                                           10,538(b)         36,461
Solectron                                             18,088(b)         54,626
Symbol Technologies                                    5,018            55,449
Tektronix                                              1,658            45,214
                                                                    ----------
Total                                                                  601,660
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                           6,742           539,023
BJ Services                                            6,356           230,532
Halliburton                                           20,418           681,144
Nabors Inds                                            6,144(b,c)      217,006
Natl Oilwell Varco                                     3,460(b)        231,958
Noble                                                  2,724           195,447
Rowan Companies                                        2,184            73,972
Schlumberger                                          23,342         1,560,414
Transocean                                             6,427(b)        496,357
Weatherford Intl                                       6,900(b)        323,196
                                                                    ----------
Total                                                                4,549,049
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale                                       9,324           491,934
CVS                                                   16,194           529,868
Kroger                                                14,317           328,289
Safeway                                                8,905           250,052
SUPERVALU                                              4,049           109,768
SYSCO                                                 12,239           337,796
Walgreen                                              19,982           934,758
Wal-Mart Stores                                       49,463         2,201,105
Whole Foods Market                                     2,775           159,590
                                                                    ----------
Total                                                                5,343,160
------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland                                12,948           569,711
Campbell Soup                                          3,666           134,469
ConAgra Foods                                         10,278           220,977
Dean Foods                                             2,695(b)        101,143
General Mills                                          7,038           365,272

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
FOOD PRODUCTS (CONT.)
Hershey                                                  3,512      $  193,055
HJ Heinz                                                 6,632         278,345
Kellogg                                                  4,821         232,228
McCormick & Co                                           2,620          91,857
Sara Lee                                                15,040         254,176
Tyson Foods Cl A                                         4,985          70,538
WM Wrigley Jr                                            4,387         201,188
                                                                    ----------
Total                                                                2,712,959
------------------------------------------------------------------------------

GAS UTILITIES (--%)
Nicor                                                      881          38,606
Peoples Energy                                             764          32,248
                                                                    ----------
Total                                                                   70,854
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Bausch & Lomb                                            1,065          50,375
Baxter Intl                                             12,956         544,152
Becton Dickinson & Co                                    4,890         322,349
Biomet                                                   4,869         160,385
Boston Scientific                                       24,035(b)      408,835
CR Bard                                                  2,044         145,063
Hospira                                                  3,086(b)      134,827
Medtronic                                               23,878       1,206,316
St. Jude Medical                                         7,136(b)      263,318
Stryker                                                  5,788         263,412
Zimmer Holdings                                          4,904(b)      310,129
                                                                    ----------
Total                                                                3,809,161
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna                                                   11,218         353,255
AmerisourceBergen                                        4,152         178,536
Cardinal Health                                          8,265         553,755
Caremark Rx                                              8,755         462,264
CIGNA                                                    2,369         216,171
Coventry Health Care                                     3,180(b)      167,586
Express Scripts                                          2,910(b)      224,157
Five Star Quality Care                                      --(b)            2
HCA                                                      8,069         396,672
Health Management
 Associates Cl A                                         4,767          97,056
Humana                                                   3,255(b)      182,052
Laboratory Corp of
 America Holdings                                        2,468(b)      158,989
Manor Care                                               1,561          78,128
McKesson                                                 6,021         303,398

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (CONT.)
Medco Health Solutions                                   5,970(b)   $  354,200
Patterson Companies                                      2,745(b)       91,299
Quest Diagnostics                                        3,210         192,985
Tenet Healthcare                                         9,311(b)       55,121
UnitedHealth Group                                      26,646       1,274,479
WellPoint                                               12,612(b)      939,594
                                                                    ----------
Total                                                                6,279,699
------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               3,951         108,415
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                            8,590         334,666
Darden Restaurants                                       2,554          86,325
Harrah's Entertainment                                   3,650         219,402
Hilton Hotels                                            6,540         156,502
Intl Game Technology                                     6,706         259,254
Marriott Intl Cl A                                       6,468         227,544
McDonald's                                              24,646         872,222
Starbucks                                               15,188(b)      520,341
Wendy's Intl                                             2,305         138,669
Wyndham Worldwide                                        3,957(b)      132,355
Yum! Brands                                              5,376         241,920
                                                                    ----------
Total                                                                3,189,200
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                           1,502         105,906
Centex                                                   2,396         113,355
DR Horton                                                5,380         115,293
Fortune Brands                                           2,897         210,091
Harman Intl Inds                                         1,325         106,265
KB HOME                                                  1,496          63,610
Leggett & Platt                                          3,609          82,357
Lennar Cl A                                              2,760         123,455
Newell Rubbermaid                                        5,480         144,453
Pulte Homes                                              4,218         120,213
Snap-On                                                  1,151          48,354
Stanley Works                                            1,403          63,654
Whirlpool                                                1,544         119,181
                                                                    ----------
Total                                                                1,416,187
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Clorox                                                   2,981         178,681
Colgate-Palmolive                                       10,178         603,759
Kimberly-Clark                                           9,095         555,250
Procter & Gamble                                        64,913       3,648,110
                                                                    ----------
Total                                                                4,985,800
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  13

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                                     13,023(b)   $  258,637
Constellation Energy Group                               3,541         205,059
Dynegy Cl A                                              7,301(b)       41,105
TXU                                                      9,152         587,833
                                                                    ----------
Total                                                                1,092,634
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.9%)
3M                                                      14,916       1,050,086
General Electric                                       205,710       6,724,660
Textron                                                  2,573         231,338
Tyco Intl                                               40,285(c)    1,051,036
                                                                    ----------
Total                                                                9,057,120
------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                                      6,430(c)      331,338
AFLAC                                                    9,866         435,485
Allstate                                                12,568         714,114
Ambac Financial Group                                    2,093         173,949
American Intl Group                                     51,388       3,117,711
Aon                                                      6,303         215,752
Chubb                                                    8,208         413,847
Cincinnati Financial                                     3,424         161,476
Genworth Financial Cl A                                  7,220         247,646
Hartford Financial
 Services Group                                          5,992         508,361
Lincoln Natl                                             5,684         322,169
Loews                                                    8,037         297,851
Marsh & McLennan
 Companies                                              10,866         293,708
MBIA                                                     2,663         156,611
MetLife                                                 15,005         780,260
Principal Financial Group                                5,475         295,650
Progressive                                             15,480         374,461
Prudential Financial                                     9,732         765,324
Safeco                                                   2,357         126,618
St. Paul Travelers
 Companies                                              13,771         630,712
Torchmark                                                1,986         120,093
UnumProvident                                            5,922          96,114
XL Capital Cl A                                          3,565(c)      227,091
                                                                    ----------
Total                                                               10,806,341
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                               6,115(b)      164,432
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
INTERNET SOFTWARE & SERVICES (1.2%)
eBay                                                    22,862(b)   $  550,288
Google Cl A                                              4,080(b)    1,577,327
VeriSign                                                 4,850(b)       86,961
Yahoo!                                                  24,804(b)      673,181
                                                                    ----------
Total                                                                2,887,757
------------------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer
 Services Cl A                                           2,345(b)      119,431
Automatic Data Processing                               11,406         499,127
Computer Sciences                                        3,720(b)      194,891
Convergys                                                2,777(b)       52,985
Electronic Data Systems                                 10,258         245,166
First Data                                              15,143         618,591
Fiserv                                                   3,477(b)      151,806
Paychex                                                  6,607         225,827
Sabre Holdings Cl A                                      2,623          54,296
Unisys                                                   6,788(b)       34,755
                                                                    ----------
Total                                                                2,196,875
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                                1,870          55,296
Eastman Kodak                                            5,682         126,425
Hasbro                                                   3,403          63,636
Mattel                                                   7,704         138,980
                                                                    ----------
Total                                                                  384,337
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied
 Biosystems Group                                        3,664(d)      117,798
Fisher Scientific Intl                                   2,455(b)      181,940
Millipore                                                1,056(b)       66,158
PerkinElmer                                              2,504          45,147
Thermo Electron                                          3,238(b)      119,838
Waters                                                   2,044(b)       83,150
                                                                    ----------
Total                                                                  614,031
------------------------------------------------------------------------------
MACHINERY (1.5%)
Caterpillar                                             13,246         938,744
Cummins                                                    920         107,640
Danaher                                                  4,668         304,354
Deere & Co                                               4,644         337,015
Dover                                                    4,029         189,927
Eaton                                                    2,970         190,377
Illinois Tool Works                                      8,196         374,803
Ingersoll-Rand Cl A                                      6,508(c)      232,986

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
MACHINERY (CONT.)
ITT                                                      3,664      $  185,215
Navistar Intl                                            1,225(b)       27,391
PACCAR                                                   3,299         266,394
Pall                                                     2,471          64,444
Parker Hannifin                                          2,378         171,787
                                                                    ----------
Total                                                                3,391,077
------------------------------------------------------------------------------

MEDIA (3.3%)
CBS Cl B                                                15,281         419,158
Clear Channel
 Communications                                          9,960         288,342
Comcast Cl A                                            41,797(b)    1,436,982
Dow Jones & Co                                           1,171          41,032
EW Scripps Cl A                                          1,685          72,000
Gannett                                                  4,701         245,016
Interpublic Group of
 Companies                                               8,633(b)       70,704
McGraw-Hill Companies                                    7,074         398,266
Meredith                                                   839          39,626
New York Times Cl A                                      2,864          63,495
News Corp Cl A                                          46,800         900,432
Omnicom Group                                            3,373         298,544
Time Warner                                             84,716       1,397,814
Tribune                                                  4,334         128,763
Univision
 Communications Cl A                                     4,416(b)      147,494
Viacom Cl B                                             14,261(b)      496,996
Walt Disney                                             43,423       1,289,229
                                                                    ----------
Total                                                                7,733,893
------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                                   17,208         515,379
Allegheny Technologies                                   1,724         110,146
Freeport-McMoRan
 Copper & Gold Cl B                                      3,725         203,236
Newmont Mining                                           8,885         455,179
Nucor                                                    6,164         327,740
Phelps Dodge                                             4,034         352,330
United States Steel                                      2,471         155,846
                                                                    ----------
Total                                                                2,119,856
------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                                 2,254(b)       36,425
Dillard's Cl A                                           1,226          36,817
Dollar General                                           6,169          82,788
Family Dollar Stores                                     3,076          69,887

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
MULTILINE RETAIL (CONT.)
Federated Department
 Stores                                                 10,942      $  384,173
JC Penney                                                4,647         292,575
Kohl's                                                   6,739(b)      381,630
Nordstrom                                                4,264         146,255
Sears Holdings                                           1,915(b)      262,834
Target                                                  17,081         784,359
                                                                    ----------
Total                                                                2,477,743
------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren                                                   4,062         209,193
CenterPoint Energy                                       6,161          84,652
CMS Energy                                               4,374(b)       61,280
Consolidated Edison                                      4,860         227,788
Dominion Resources                                       6,874         539,472
DTE Energy                                               3,518         148,882
Duke Energy                                             24,434         740,838
KeySpan                                                  3,464         139,495
NiSource                                                 5,391         122,645
PG&E                                                     6,871         286,383
Public Service
 Enterprise Group                                        4,970         335,127
Sempra Energy                                            5,126         247,381
TECO Energy                                              4,125          65,753
Xcel Energy                                              8,020         160,721
                                                                    ----------
Total                                                                3,369,610
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                   18,162(b)      255,903
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.5%)
Anadarko Petroleum                                       9,070         414,862
Apache                                                   6,540         460,874
Chesapeake Energy                                        8,155         268,300
Chevron                                                 43,846       2,884,190
ConocoPhillips                                          32,656       2,241,508
CONSOL Energy                                            3,640         149,822
Devon Energy                                             8,708         562,885
El Paso                                                 13,765         220,240
EOG Resources                                            4,796         355,623
Exxon Mobil                                            119,694       8,108,072
Hess                                                     4,773         252,492
Kerr-McGee                                               4,486         314,917
Kinder Morgan                                            2,061         210,222
Kinder Morgan
 Management LLC                                             --(b)           21


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  15

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Marathon Oil                                             7,173      $  650,161
Murphy Oil                                               3,285         169,046
Occidental Petroleum                                     8,472         912,858
Sunoco                                                   2,626         182,612
Valero Energy                                           12,180         821,297
Williams Companies                                      11,774         285,520
XTO Energy                                               7,206         338,610
                                                                    ----------
Total                                                               19,804,132
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                               9,751         334,752
Louisiana-Pacific                                        2,103          42,060
MeadWestvaco                                             3,583          93,588
Weyerhaeuser                                             4,867         285,498
                                                                    ----------
Total                                                                  755,898
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Alberto-Culver                                           1,508          73,500
Avon Products                                            8,904         258,126
Estee Lauder
 Companies Cl A                                          2,355          87,889
                                                                    ----------
Total                                                                  419,515
------------------------------------------------------------------------------

PHARMACEUTICALS (6.7%)
Abbott Laboratories                                     30,195       1,442,415
Allergan                                                 3,019         325,599
Barr Pharmaceuticals                                     2,100(b)      104,496
Bristol-Myers Squibb                                    38,901         932,457
Eli Lilly & Co                                          22,362       1,269,491
Forest Laboratories                                      6,450(b)      298,700
Johnson & Johnson                                       58,579       3,664,116
King Pharmaceuticals                                     4,789(b)       81,509
Merck & Co                                              43,177       1,738,738
Mylan Laboratories                                       4,155          91,244
Pfizer                                                 144,956(e)    3,767,407
Schering-Plough                                         29,301         598,912
Watson Pharmaceuticals                                   2,018(b)       45,183
Wyeth                                                   26,623       1,290,417
                                                                    ----------
Total                                                               15,650,684
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment &
 Management Cl A                                         1,920          92,333
Archstone-Smith Trust                                    4,230         221,948
Boston Properties                                        1,810         177,742
Equity Office Properties Trust                           7,246         274,695
Equity Residential                                       5,760         267,898

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)

REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Kimco Realty                                             4,190      $  164,416
Plum Creek Timber                                        3,646         124,183
ProLogis                                                 4,845         268,171
Public Storage                                           1,635         131,274
Simon Property Group                                     3,626         310,131
Starwood Hotels &
 Resorts Worldwide                                       4,302         226,199
Vornado Realty Trust                                     2,350         245,693
                                                                    ----------
Total                                                                2,504,683
------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Realogy                                                  4,946(b)      125,084
------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern
 Santa Fe                                                7,216         497,255
CSX                                                      4,388         266,264
Norfolk Southern                                         8,208         356,391
Ryder System                                             1,208          60,883
Union Pacific                                            5,317         451,945
                                                                    ----------
Total                                                                1,632,738
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                                   9,580(b)      185,756
Altera                                                   7,112(b)      123,109
Analog Devices                                           7,140         230,836
Applied Materials                                       30,937         486,948
Broadcom Cl A                                            9,061(b)      217,373
Freescale
 Semiconductor Cl B                                      8,031(b)      229,044
Intel                                                  115,080       2,071,440
KLA-Tencor                                               3,936         166,060
Linear Technology                                        6,007         194,326
LSI Logic                                                7,848(b)       64,354
Maxim Integrated Products                                6,347         186,475
Micron Technology                                       14,349(b)      223,701
Natl Semiconductor                                       6,680         155,377
Novellus Systems                                         2,515(b)       63,655
NVIDIA                                                   6,978(b)      154,423
PMC-Sierra                                               4,083(b)       20,864
Teradyne                                                 3,922(b)       51,535
Texas Instruments                                       30,824         917,939
Xilinx                                                   6,794         137,850
                                                                    ----------
Total                                                                5,881,065
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
SOFTWARE (3.1%)
Adobe Systems                                           11,848(b)   $  337,786
Autodesk                                                 4,588(b)      156,497
BMC Software                                             4,213(b)       98,668
CA                                                       9,023         189,122
Citrix Systems                                           3,599(b)      114,340
Compuware                                                7,465(b)       52,180
Electronic Arts                                          6,052(b)      285,110
Intuit                                                   6,768(b)      208,928
Microsoft                                              173,554       4,170,503
Novell                                                   6,702(b)       43,496
Oracle                                                  77,041(b)    1,153,304
Parametric Technology                                    2,200(b)       34,012
Symantec                                                20,478(b)      355,703
                                                                    ----------
Total                                                                7,199,649
------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
AutoNation                                               2,935(b)       57,820
AutoZone                                                 1,059(b)       93,054
Bed Bath & Beyond                                        5,579(b)      186,785
Best Buy                                                 7,964         361,087
Circuit City Stores                                      2,976          72,912
Gap                                                     10,876         188,699
Home Depot                                              40,891       1,419,326
Limited Brands                                           6,787         170,761
Lowe's Companies                                        30,700         870,344
Office Depot                                             5,695(b)      205,305
OfficeMax                                                1,410          57,965
RadioShack                                               2,680          43,336
Sherwin-Williams                                         2,205         111,573
Staples                                                 14,401         311,350
Tiffany & Co                                             2,784          87,947
TJX Companies                                            9,040         220,305
                                                                    ----------
Total                                                                4,458,569
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Coach                                                    7,620(b)      218,770
Jones Apparel Group                                      2,230          66,008
Liz Claiborne                                            2,068          73,104
Nike Cl B                                                3,734         294,986
VF                                                       1,742         118,142
                                                                    ----------
Total                                                                  771,010
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                                  SHARES        VALUE(a)
THRIFTS & MORTGAGE FINANCE (1.6%)
Countrywide Financial                                   12,018      $  430,605
Fannie Mae                                              19,144         917,189
Freddie Mac                                             13,666         790,715
Golden West Financial                                    5,070         373,456
MGIC Investment                                          1,731          98,511
Sovereign Bancorp                                        7,440         153,562
Washington Mutual                                       19,009         849,702
                                                                    ----------
Total                                                                3,613,740
------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                            41,309       3,303,481
Reynolds American                                        1,698         215,272
UST                                                      3,196         161,558
                                                                    ----------
Total                                                                3,680,311
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                              1,507          93,570
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
ALLTEL                                                    7,693        424,423
Sprint Nextel                                            58,936      1,166,933
                                                                  ------------
Total                                                                1,591,356
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $177,975,373)                                              $228,554,843
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.6%)
------------------------------------------------------------------------------

ISSUER                EFFECTIVE             AMOUNT                 VALUE(a)
                        YIELD             PAYABLE AT
                                           MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
 08-01-06               5.30%            $  3,700,000          $    3,699,455
------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $3,700,000)                                             $    3,699,455
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $181,675,373)(f)                                        $  232,254,298
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  17

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                               CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      E-Mini S&P 500 Index, Sept. 2006                                   6
      S&P 500 Index, Sept. 2006                                         10

(f) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $181,675,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $57,293,000
      Unrealized depreciation                                      (6,714,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $50,579,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

------------------------------------------------------------------------------

18  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
  (identified cost $181,675,373)                                                               $232,254,298
Cash in bank on demand deposit                                                                       95,905
Capital shares receivable                                                                            20,093
Dividends and accrued interest receivable                                                           212,288
Receivable for investment securities sold                                                            56,128
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                    232,638,712
-----------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investment securities purchased                                                           7,625
Accrued investment management services fee                                                            4,211
Accrued distribution fee                                                                              1,136
Accrued transfer agency fee                                                                           3,071
Accrued administrative services fee                                                                   1,149
Other accrued expenses                                                                              115,535
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   132,727
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                             $232,505,985
===========================================================================================================
REPRESENTED BY

Capital stock -- $.01 par value (Note 1)                                                       $    468,323
Additional paid-in capital                                                                      220,347,405
Undistributed net investment income                                                               2,285,303
Accumulated net realized gain (loss) (Note 7)                                                   (41,225,884)
Unrealized appreciation (depreciation) on investments (Note 5)                                   50,630,838
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
capital stock                                                                                  $232,505,985
===========================================================================================================
Net assets applicable to outstanding shares:                     Class D                       $ 55,083,372
                                                                 Class E                       $177,422,613
Net asset value per share of outstanding capital stock:          Class D shares   11,141,241   $       4.94
                                                                 Class E shares   35,691,092   $       4.97
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                             $ 2,405,009
Interest                                                                                  119,056
Fee income from securities lending (Note 3)                                                 1,492
--------------------------------------------------------------------------------------------------
Total income                                                                            2,525,557
--------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                        285,867
Distribution fee -- Class D                                                                72,703
Transfer agency fee                                                                       213,026
Administrative services fees and expenses                                                  80,984
Compensation of board members                                                               4,196
Custodian fees                                                                             72,490
Printing and postage                                                                       24,851
Registration fees                                                                          18,960
Licensing fees                                                                             13,575
Audit fees                                                                                 10,500
Other                                                                                          21
--------------------------------------------------------------------------------------------------
Total expenses                                                                            797,173
  Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)       (286,134)
--------------------------------------------------------------------------------------------------
                                                                                          511,039
  Earnings and bank fee credits on cash balances (Note 2)                                    (286)
--------------------------------------------------------------------------------------------------
Total net expenses                                                                        510,753
--------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         2,014,804
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                                        9,798,508
  Futures contracts                                                                        76,553
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 9,875,061
Net change in unrealized appreciation (depreciation) on investments                   (10,144,307)
--------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                           (269,246)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       $ 1,745,558
==================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

20  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     JULY 31, 2006      JAN. 31, 2006
                                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                      (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $      2,014,804    $   4,308,412
Net realized gain (loss) on investments                                    9,875,061        7,374,530
Net change in unrealized appreciation (depreciation) on investments      (10,144,307)      15,668,094
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            1,745,558       27,351,036
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
   Class D                                                                        --         (826,911)
   Class E                                                                        --       (3,473,244)
------------------------------------------------------------------------------------------------------
Total distributions                                                               --       (4,300,155)
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
 Class D shares                                                            1,785,545       12,358,060
 Class E shares                                                            8,229,602       15,653,658
Reinvestment of distributions at net asset value
 Class D shares                                                                   --          826,890
 Class E shares                                                                   --        3,473,035
Payments for redemptions
 Class D shares                                                           (9,756,918)     (24,761,725)
 Class E shares                                                          (50,577,419)    (120,085,017)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (50,319,190)    (112,535,099)
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (48,573,632)     (89,484,218)
Net assets at beginning of period                                        281,079,617      370,563,835
------------------------------------------------------------------------------------------------------
Net assets at end of period                                         $    232,505,985    $ 281,079,617
======================================================================================================
Undistributed net investment income                                 $      2,285,303    $     270,499
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to July 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Market Advantage Series, Inc. (formerly AXP Market Advantage Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares and are sold without a sales charge. Class E shares are only available to Ameriprise brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) utilizes Fair Value Pricing
(FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development

------------------------------------------------------------------------------

22 RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

FUTURES TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  23

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

------------------------------------------------------------------------------

24  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  25

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.24% to 0.21% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class D $19.50

o     Class E $19.50

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

------------------------------------------------------------------------------

26  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

For the six months ended July 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.59% for Class D and 0.34% for Class E. Of these waived fees and expenses, the transfer agency fees waived for Class D and Class E were $47,648 and $162,307, respectively, and the management fees waived at the Fund level were $76,179. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.59% for Class D and 0.34% for Class E of the Fund's average daily net assets.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the six months ended July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $286 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,477,289 and $56,611,667, respectively, for the six months ended July 31, 2006. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $1,492 for the six months ended July 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  27

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                SIX MONTHS ENDED JULY 31, 2006
                                                    CLASS D        CLASS E
------------------------------------------------------------------------------
Sold                                                 360,892      1,654,741
Issued for reinvested distributions                       --             --
Redeemed                                          (1,971,706)   (10,105,011)
------------------------------------------------------------------------------
Net increase (decrease)                           (1,610,814)    (8,450,270)
------------------------------------------------------------------------------

                                                   YEAR ENDED JAN. 31, 2006
                                                    CLASS D        CLASS E
------------------------------------------------------------------------------
Sold                                               2,651,948      3,329,074
Issued for reinvested distributions                  170,493        713,149
Redeemed                                          (5,275,573)   (25,840,537)
------------------------------------------------------------------------------
Net increase (decrease)                           (2,453,132)   (21,798,314)
------------------------------------------------------------------------------

5. STOCK INDEX FUTURES CONTRACTS

At July 31, 2006, investments in securities included securities valued at $1,184,701 that were pledged as collateral to cover initial margin deposits on 16 open purchase contracts. The notional market value of the open purchase contracts at July 31, 2006 was $3,589,040 with a net unrealized gain of $51,913. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2006.

------------------------------------------------------------------------------

28  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $32,236,725 at Jan. 31, 2006, that if not offset by capital gains will expire as follows:

       2009               2010               2012             2013
------------------------------------------------------------------------------
    $2,387,603         $5,416,211        $14,802,476       $9,630,435

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions


------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  29
taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

------------------------------------------------------------------------------

30  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS D
-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                  2006(f)         2006         2005         2004         2003
Net asset value, beginning of period      $   4.92        $   4.55     $   4.38     $   3.31     $   4.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .04             .07          .07          .04          .03
Net gains (losses)
(both realized and unrealized)                (.02)            .36          .17         1.07        (1.05)
-----------------------------------------------------------------------------------------------------------
Total from investment operations               .02             .43          .24         1.11        (1.02)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            --            (.06)        (.07)        (.04)        (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   4.94        $   4.92     $   4.55     $   4.38     $   3.31
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $     55        $     63     $     69     $     70     $     56
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b),(c)                        .59%(d)         .62%         .62%         .64%         .63%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   1.38%(d)        1.26%        1.41%        1.13%        1.03%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                3%              7%           6%           4%           9%
-----------------------------------------------------------------------------------------------------------
Total return                                   .41%(e)        5.43%       33.72%      (23.43%)     (16.74%)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class D would have been 0.82% for the six months ended July 31, 2006 and 0.85%, 0.82%, 0.69%, and 0.84% for the years ended Jan. 31, 2006,
      2005, 2004, and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Not annualized.

(f)   Six months ended July 31, 2006 (Unaudited).

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  31

CLASS E
-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
FISCAL PERIOD ENDED JAN. 31,                  2006(f)         2006         2005         2004         2003
Net asset value, beginning of period      $   4.95        $   4.57     $   4.39     $   3.32     $   4.37
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .05             .08          .08          .05          .04
Net gains (losses)
(both realized and unrealized)                (.03)            .38          .18         1.07        (1.05)
-----------------------------------------------------------------------------------------------------------
Total from investment operations               .02             .46          .26         1.12        (1.01)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income            --            (.08)        (.08)        (.05)        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   4.97        $   4.95     $   4.57     $   4.39     $   3.32
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $    177        $    218     $    301     $    398     $    261
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b),(c)                        .34%(d)         .37%         .38%         .39%         .38%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   1.63%(d)        1.52%        1.64%        1.37%        1.30%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                3%              7%           6%           4%           9%
-----------------------------------------------------------------------------------------------------------
Total return                                   .40%(e)       10.03%        5.90%       33.91%      (23.24%)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class E would have been 0.57% for the six months ended July 31, 2006 and 0.60%, 0.56%, 0.44%, and 0.59% for the years ended Jan. 31, 2006,
      2005, 2004, and 2003, respectively.

(d)   Adjusted to an annual basis.

(e)   Not annualized.

(f)   Six months ended July 31, 2006 (Unaudited).

------------------------------------------------------------------------------

32  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  33

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING        ANNUALIZED
                                FEB. 1, 2006    JULY 31, 2006   THE PERIOD(a)     EXPENSE RATIO

-----------------------------------------------------------------------------------------------
Class D
-----------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,004.10         $2.93             .59%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.87         $2.96             .59%
-----------------------------------------------------------------------------------------------
Class E
-----------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,004.00         $1.69             .34%
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,023.11         $1.71             .34%
-----------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended July 31, 2006:
      +0.41% for Class D and +0.40% for Class E.

------------------------------------------------------------------------------

34  RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

------------------------------------------------------------------------------

RIVERSOURCE S&P 500 INDEX FUND - 2006 SEMIANNUAL REPORT  35

RIVERSOURCE(SM) S&P 500 INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource(SM) mutual
                        funds are distributed by RiverSource Distributors,
                        Inc. and Ameriprise Financial Services, Inc., Members
                        NASD, and managed by RiverSource Investments, LLC.
RIVERSOURCE [LOGO](SM)  These companies are part of Ameriprise Financial,
      INVESTMENTS       Inc.
                                                              S-6436 H (9/06)

   Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

   RIVERSOURCE(SM)
   SMALL COMPANY INDEX FUND

------------------------------------------------------------------------------

   SEMIANNUAL REPORT FOR
   THE PERIOD ENDED
   JULY 31, 2006

>  RIVERSOURCE SMALL COMPANY
   INDEX FUND SEEKS TO PROVIDE
   SHAREHOLDERS WITH LONG-TERM
   CAPITAL APPRECIATION.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot .............................   3
Performance Summary .......................   5
Questions & Answers
   with Portfolio Management ..............   7
Investments in Securities .................  10
Financial Statements ......................  21
Notes to Financial Statements .............  24
Fund Expenses Example .....................  35
Approval of Investment Management
   Services Agreement .....................  37
Proxy Voting ..............................  37

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Small Company Index Fund invests in small-company stocks from the S&P SmallCap 600 Index in an attempt to replicate the performance of that index. There may, however, be times when the Fund and the index do not match exactly. The Fund takes advantage of investment opportunities in small-cap, domestic growth and value stocks. The Fund may be appropriate for investors who are comfortable with the higher level of risk associated with small company investing.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets


Industrials                            16.3%
Financials                             16.2%
Information Technology                 15.6%
Consumer Discretionary                 14.4%                    [PIE CHART]
Health Care                            11.5%
Energy                                  8.8%
Other(1)                               17.2%


* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1) Includes Materials 5.0%, Utilities 5.0%, Consumer Staples 3.9%, Short-Term Securities(2) 3.1%, and Telecommunication Services 0.2%.

(2) Of the 3.1%, 2.1% is due to security lending activity and 1.0% is the Fund's cash equivalent position.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

Frontier Oil                                                              0.7%
Helix Energy Solutions Group                                              0.6
ResMed                                                                    0.6
Cimarex Energy                                                            0.6
Energen                                                                   0.6
Shurgard Storage Centers Cl A                                             0.6
Global Payments                                                           0.5
IDEXX Laboratories                                                        0.5
Unit                                                                      0.5
Essex Property Trust                                                      0.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   3

FUND SNAPSHOT AT JULY 31, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       STYLE
VALUE  BLEND  GROWTH

                     LARGE
                     MEDIUM   SIZE
         X           SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products involve risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
David Factor                                                         10

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      ISIAX                     8/19/96
Class B                                      ISIBX                     8/19/96
Class Y                                      ISCYX                     8/19/96
Total net assets                                                $1.083 billion
Number of holdings                                                         605


------------------------------------------------------------------------------

4   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON

                 For the six-month period ended July 31, 2006

                               [BAR CHART]

 RiverSource Small
Company Index Fund              S&P SmallCap
Class A (excluding              600 Index(1)                Lipper Small-Cap
   sales charge)                (unmanaged)                Core Funds Index(2)
      -4.46%                       -4.04%                        -4.58%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   5

PERFORMANCE SUMMARY

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

                               CLASS A                  CLASS B            CLASS Y
(INCEPTION DATES)             (8/19/96)                (8/19/96)          (8/19/96)
                                                              AFTER
                           NAV(1)    POP(2)        NAV(1)    CDSC(3)        NAV(4)

AT JULY 31, 2006
-----------------------------------------------------------------------------------
6 months*                  -4.46%    -9.95%        -4.77%     -9.53%        -4.28%
-----------------------------------------------------------------------------------
1 year                     +2.90%    -3.01%        +2.15%     -2.53%        +3.09%
-----------------------------------------------------------------------------------
3 years                   +16.07%   +13.80%       +15.14%    +14.13%       +16.28%
-----------------------------------------------------------------------------------
5 years                    +9.68%    +8.39%        +8.84%     +8.55%        +9.86%
-----------------------------------------------------------------------------------
Since inception           +10.36%    +9.71%        +9.52%     +9.52%       +10.53%
-----------------------------------------------------------------------------------

AT JUNE 30, 2006
-----------------------------------------------------------------------------------
6 months*                  +7.25%    +1.08%        +6.89%     +1.89%        +7.36%
-----------------------------------------------------------------------------------
1 year                    +13.01%    +6.51%       +12.17%     +7.17%       +13.17%
-----------------------------------------------------------------------------------
3 years                   +19.38%   +17.05%       +18.52%    +17.56%       +19.61%
-----------------------------------------------------------------------------------
5 years                   +10.05%    +8.76%        +9.22%     +8.94%       +10.26%
-----------------------------------------------------------------------------------
Since inception           +10.85%   +10.19%       +10.01%    +10.01%       +11.02%
-----------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized


------------------------------------------------------------------------------

6   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, Portfolio Manager for RiverSource Small Company Index Fund, discusses the Fund's results and positioning for the six months ended July 31, 2006.

Q: How did RiverSource Small Company Index Fund perform for the first half of the fiscal year?

A: RiverSource Small Company Index Fund's Class A shares (excluding sales charge) fell 4.46% for the six months ended July 31, 2006. The Fund underperformed the -4.04% return of the Fund's benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, declined 4.58% during the same six months. Mutual funds, unlike unmanaged indices, incur operating expenses. The Fund's Class A shares had an annualized expense ratio of 0.81% for the reporting period.

------------------------------------------------------------------------------
      ON A SECTOR BASIS, UTILITIES AND CONSUMER STAPLES CONTRIBUTED MOST TO THE S&P SMALLCAP 600 INDEX.
------------------------------------------------------------------------------

Q:    What factors most significantly affected the Fund's performance?

A: Stocks with relatively small market capitalizations had led the U.S. market since 1999, as their earnings growth exceeded that of larger companies. However, small-cap stocks declined the most among U.S. equities during the semiannual period ended July 31, 2006 and most especially during May, when the markets experienced a dramatic sell-off as investor risk aversion increased.

      On a sector basis, utilities and consumer staples contributed most to the S&P SmallCap 600 Index. Top contributors at the industry level included diversified financials, energy, real estate, food beverage and tobacco, and utilities. On the other hand, the information technology and consumer discretionary sectors detracted most from returns. Lagging industries included consumer durables and apparel, software and services, health care equipment and services, semiconductors and semiconductor equipment, and capital goods.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   7

QUESTIONS & ANSWERS

      A number of stocks contributed significantly to performance over the semiannual period. Among them were refiner Frontier Oil, beverage distributor Hansen Natural, truck manufacturer Oshkosh Truck, oil field services company Oceaneering International, and casino hotels operator Aztar. Stocks that performed poorly included homebuilders NVR and Standard-Pacific, coal producer Massey Energy, engineering services company Shaw Group, and construction and mining machinery manufacturer JLG Industries.

      As always, each sector and stock in the S&P SmallCap 600 Index was represented in the Fund with approximately the same weighting as in the Index.

Q:    What changes did you make to the Fund's portfolio during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P SmallCap 600 Index and to replicate the performance of the Index, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the Index. During the semiannual period, there were 30 additions and 30 deletions to the Index and the portfolio. Many deletions occur because stocks have outgrown the S&P SmallCap 600 Index and move up to the Standard & Poor's MidCap 400 Index, an unmanaged index of medium-sized company stocks. Deletions also are made because companies have ceased to exist due to mergers or acquisitions. Among those more well-known names added to the Index and Fund included PetMed Express, Skechers USA, LoJack and Wilshire Bancorp. Deletions included such recognized names as Artesyn Technologies, Burlington Coat Factory, Meade Instruments and Linens 'SN Things. Portfolio turnover during the period was just 4%.

------------------------------------------------------------------------------
      BROADLY SPEAKING, CORPORATE PROFITS SHOULD CONTINUE TO REGISTER SOLID GAINS FOR THE NEAR TERM, WHICH MAY GO A LONG WAY TO HELP SUPPORT STOCK PRICES.
------------------------------------------------------------------------------


------------------------------------------------------------------------------

8   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: We do not expect to change the portfolio except for the usual quarterly rebalancings and stock substitutions we carry out in order to align the Fund with the S&P SmallCap 600 Index.

      Broadly speaking, we think corporate profits should continue to register solid gains for the near term, which may go a long way to help support stock prices. However, we do not believe this stellar performance in profit growth will continue forever. Later in 2006, in our opinion, profits will likely slow, as margins may be squeezed somewhat owing to slower productivity gains and higher labor costs. The primary implication perhaps of such slowed corporate growth along with U.S. economic growth overall is that equity prices may be quite volatile until it becomes clearer that the economic slowdown is nothing worse than what we would characterize as a "soft landing."

------------------------------------------------------------------------------
      INVESTMENT TERM

      Soft landing: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.
------------------------------------------------------------------------------

      Although it may surprise some, the current bull market in U.S. equities is one of the longest in history, and the current period is also one of the longest without a 10% price correction. While earnings growth is likely to slow in the second half of the year, the good news, in our view, is that stocks are not overpriced in most categories, which should provide some downside support. On the other hand, valuations are comparatively more attractive currently for larger companies than for smaller-cap stocks, which may affect this segment of the market's performance going forward.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   9

INVESTMENTS IN SECURITIES

JULY 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.9%)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

AEROSPACE & DEFENSE (2.1%)
AAR                                              73,635(b)          $1,743,677
Applied Signal Technology                        23,770                364,156
Armor Holdings                                   60,735(b)           3,137,570
Ceradyne                                         54,160(b,d)         2,647,882
Cubic                                            31,290                627,677
Curtiss-Wright                                   88,470              2,570,938
EDO                                              29,995                673,088
Esterline Technologies                           51,350(b)           2,173,646
GenCorp                                         111,673(b,d)         1,642,710
Moog Cl A                                        74,975(b)           2,600,883
Teledyne Technologies                            69,144(b)           2,638,535
Triumph Group                                    32,581(b)           1,563,562
                                                                --------------
Total                                                               22,384,324
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                              67,870(b)           2,980,172
Forward Air                                      63,593              2,040,699
Hub Group Cl A                                   83,470(b)           1,884,753
                                                                --------------
Total                                                                6,905,624
------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines Holdings                       73,903(b)             478,891
Mesa Air Group                                   72,998(b)             617,563
SkyWest                                         128,598              3,118,502
                                                                --------------
Total                                                                4,214,956
------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Drew Inds                                        30,875(b)             720,314
LKQ                                              93,710(b)           2,099,104
Standard Motor Products                          23,875                186,225
Superior Inds Intl                               46,220(d)             841,666
                                                                --------------
Total                                                                3,847,309
------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                    28,411                307,691
Fleetwood Enterprises                           128,800(b)             917,056
Monaco Coach                                     53,994                575,036
Winnebago Inds                                   65,736              1,900,428
                                                                --------------
Total                                                                3,700,211
------------------------------------------------------------------------------

BEVERAGES (0.4%)
Hansen Natural                                  104,840(b)           4,821,592
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

BIOTECHNOLOGY (0.2%)
ArQule                                           71,619(b)            $369,554
Regeneron
  Pharmaceuticals                                89,714(b)           1,225,494
Savient Pharmaceuticals                         124,397(b)             733,942
                                                                --------------
Total                                                                2,328,990
------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Apogee Enterprises                               56,484                811,675
ElkCorp                                          36,818                918,241
Griffon                                          51,083(b)           1,155,497
Lennox Intl                                     116,062              2,647,375
NCI Building Systems                             41,535(b)           1,941,346
Simpson Mfg                                      74,356              2,081,968
Universal Forest Products                        33,104              1,681,352
                                                                --------------
Total                                                               11,237,454
------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Investment Technology
  Group                                          87,400(b)           4,401,465
LaBranche & Co                                  122,655(b,d)         1,211,831
Piper Jaffray Companies                          41,955(b)           2,147,677
SWS Group                                        32,306                842,217
TradeStation Group                               46,720(b)             683,046
                                                                --------------
Total                                                                9,286,236
------------------------------------------------------------------------------

CHEMICALS (1.4%)
Arch Chemicals                                   48,377              1,714,481
Georgia Gulf                                     69,068              1,758,471
HB Fuller                                        59,380              2,374,012
MacDermid                                        51,062              1,380,206
Material Sciences                                25,907(b)             244,044
OM Group                                         59,200(b)           2,079,104
Omnova Solutions                                 83,654(b)             504,434
Penford                                          18,003                290,028
PolyOne                                         186,842(b)           1,560,131
Quaker Chemical                                  19,813                382,589
Schulman A                                       59,305              1,297,593
Tronox Cl B                                      83,450              1,097,368
Wellman                                          34,993                106,379
                                                                --------------
Total                                                               14,788,840
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

10   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

COMMERCIAL BANKS (6.1%)
Boston Private
  Financial Holdings                             71,194             $1,789,105
Central Pacific Financial                        61,545              2,154,075
Chittenden                                       94,491              2,666,536
Community Bank System                            60,345              1,276,900
East West Bancorp                               122,616              4,947,556
First BanCorp                                   163,206(c)           1,548,825
First Commonwealth
  Financial                                     142,555              1,851,789
First Indiana                                    26,525                664,982
First Midwest Bancorp                           100,732              3,596,132
First Republic Bank                              48,403              2,058,580
Glacier Bancorp                                  65,310              2,001,098
Hanmi Financial                                  79,950              1,522,248
Independent Bank                                 38,820                994,180
Irwin Financial                                  37,245                731,119
Marshall & Ilsley                                     1                     47
Nara Bancorp                                     40,435                744,408
PrivateBancorp                                   35,470              1,667,445
Prosperity Bancshares                            50,965              1,792,439
Provident Bankshares                             66,557              2,447,301
Republic Bancorp                                150,634              1,967,280
South Financial Group                           151,449              4,092,152
Sterling Bancorp                                 37,925                764,947
Sterling Bancshares                              92,305(f)           1,808,255
Sterling Financial                               74,566              2,383,875
Susquehanna
  Bancshares                                    104,465              2,525,964
UCBH Holdings                                   190,748              3,181,677
Umpqua Holdings                                 115,970              3,025,657
United Bankshares                                74,192              2,643,461
Whitney Holding                                 132,674              4,788,205
Wilshire Bancorp                                 30,760                580,441
Wintrust Financial                               49,020              2,353,450
                                                                --------------
Total                                                               64,570,129
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.6%)
ABM Inds                                         77,784              1,283,436
Administaff                                      47,480              1,500,843
Angelica                                         19,049                320,976
Bowne & Co                                       64,195                890,385
Brady Cl A                                      107,174              3,618,193
CDI                                              25,402                496,609
Central Parking                                  36,277                557,940
Coinstar                                         56,285(b)           1,372,791
Consolidated Graphics                            23,842(b)           1,172,788

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (CONT.)
G&K Services Cl A                                42,961             $1,449,075
Healthcare
  Services Group                                 55,045              1,189,522
Heidrick & Struggles Intl                        37,041(b)           1,197,165
John H Harland                                   54,220              2,131,388
Labor Ready                                     110,135(b)           1,796,302
Mobile Mini                                      71,184(b)           2,179,654
NCO Group                                        65,255(b)           1,725,995
On Assignment                                    52,696(b)             450,551
School Specialty                                 46,344(b)           1,483,008
Spherion                                        116,121(b)             882,520
Standard Register                                25,689                315,975
Tetra Tech                                      115,883(b)           1,857,604
United Stationers                                63,786(b)           3,136,358
Viad                                             44,815              1,455,591
Volt Information Sciences                        16,604(b)             704,010
Waste Connections                                89,932(b)           3,361,658
Watson Wyatt
  Worldwide Cl A                                 85,450              2,816,432
                                                                --------------
Total                                                               39,346,769
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
Bel Fuse Cl B                                    23,770                750,894
Black Box                                        35,293              1,450,895
Blue Coat Systems                                29,210(b)             420,040
C-COR                                            96,931(b)             640,714
Comtech
  Telecommunications                             41,020(b)           1,138,715
Digi Intl                                        45,010(b)             563,075
Ditech Networks                                  65,320(b)             530,398
Harmonic                                        149,781(b)             756,394
Inter-Tel                                        42,632                914,030
NETGEAR                                          66,940(b)           1,295,289
Network Equipment
 Technologies                                    50,247(b)             158,781
PC-Tel                                           44,555(b)             414,807
Symmetricom                                      92,794(b)             656,982
Tollgrade Communications                         26,738(b)             248,129
ViaSat                                           46,502(b)           1,148,599
                                                                --------------
Total                                                               11,087,742
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                                         230,292(b)           1,013,285
Avid Technology                                  85,305(b,d)         3,006,147
Hutchinson Technology                            51,797(b)             934,936
Komag                                            62,070(b)           2,377,902


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   11

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

COMPUTERS & PERIPHERALS (CONT.)
Neoware                                          39,975(b)            $494,891
Novatel Wireless                                 59,465(b,d)           657,683
Synaptics                                        50,510(b)           1,061,720
                                                                --------------
Total                                                                9,546,564
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.1%)
EMCOR Group                                      63,518(b)           3,272,447
Insituform
  Technologies Cl A                              54,875(b)           1,182,556
Shaw Group                                      162,113(b)           3,354,118
URS                                              89,863(b)           3,558,575
                                                                --------------
Total                                                               11,367,696
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                                       85,380(b)           1,975,693
Texas Inds                                       48,317              2,385,894
                                                                --------------
Total                                                                4,361,587
------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Cash America Intl                                59,773              2,047,225
Rewards Network                                  42,810(b)             192,645
World Acceptance                                 37,025(b)           1,536,538
                                                                --------------
Total                                                                3,776,408
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
AptarGroup                                       70,949              3,653,874
Caraustar Inds                                   58,716(b)             414,535
Chesapeake                                       40,015                570,214
Myers Inds                                       63,577              1,057,921
Rock-Tenn Cl A                                   63,560              1,092,596
                                                                --------------
Total                                                                6,789,140
------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Audiovox Cl A                                    37,087(b)             464,700
Building Material Holding                        58,452              1,252,626
                                                                --------------
Total                                                                1,717,326
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
CPI                                              11,132                357,337
Pre-Paid Legal Services                          20,060                726,573
Universal Technical
  Institute                                      46,625(b)             938,562
Vertrue                                          19,853(b)             842,958
                                                                --------------
Total                                                                2,865,430
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                54,856             $1,473,981
Portfolio Recovery
  Associates                                     32,100(b)           1,374,522
                                                                --------------
Total                                                                2,848,503
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Commonwealth
  Telephone Enterprises                          43,250              1,449,307
General
  Communication Cl A                             94,032(b)           1,121,802
                                                                --------------
Total                                                                2,571,109
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                           61,105              2,836,494
Central Vermont
  Public Service                                 20,347                446,617
Cleco                                           101,800              2,516,496
El Paso Electric                                 97,749(b)           2,142,658
Green Mountain Power                             10,609                358,372
UIL Holdings                                     43,628              1,519,563
Unisource Energy                                 70,815              2,362,388
                                                                --------------
Total                                                               12,182,588
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
Acuity Brands                                    90,683              3,965,567
AO Smith                                         41,349              1,772,218
Baldor Electric                                  55,264              1,635,814
Belden CDT                                       85,903              2,787,552
C&D Technologies                                 51,618                366,488
Magnetek                                         58,786(b)             165,189
Regal-Beloit                                     62,081              2,467,720
Vicor                                            39,178                448,588
Woodward Governor                                60,073              1,760,740
                                                                --------------
Total                                                               15,369,876
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
Aeroflex                                        151,864(b)           1,539,901
Agilysys                                         61,652                966,087
Anixter Intl                                     66,936              3,690,182
Bell Microproducts                               61,209(b)             288,294
Benchmark Electronics                           129,803(b)           3,158,107
Brightpoint                                     101,536(b)           1,489,533
Checkpoint Systems                               79,110(b)           1,305,315
Cognex                                           94,137              2,221,633
Coherent                                         62,567(b)           2,005,898
CTS                                              72,466              1,044,235


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

12   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Daktronics                                       63,430             $1,784,920
Electro Scientific Inds                          58,549(b)           1,029,291
FLIR Systems                                    139,870(b)           3,358,279
Gerber Scientific                                45,590(b)             698,895
Global Imaging Systems                           53,110(b)           2,245,491
Insight Enterprises                              97,478(b)           1,651,277
Itron                                            51,215(b)           2,383,546
Keithley Instruments                             29,035                327,805
Littelfuse                                       45,085(b)           1,522,971
LoJack                                           38,005(b)             600,859
Mercury Computer
  Systems                                        42,359(b)             569,305
Methode Electronics                              75,291                602,328
MTS Systems                                      36,865              1,358,844
Park Electrochemical                             40,690              1,002,195
Paxar                                            74,607(b)           1,374,261
Photon Dynamics                                  34,419(b)             365,530
Planar Systems                                   30,795(b)             325,195
RadiSys                                          42,591(b)             898,244
Rogers                                           35,182(b)           2,005,374
ScanSource                                       51,820(b)           1,541,645
Technitrol                                       81,896              2,029,383
Trimble Navigation                              110,343(b)           5,299,775
X-Rite                                           50,277                465,565
                                                                --------------
Total                                                               51,150,163
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.5%)
Atwood Oceanics                                  54,524(b)           2,558,811
Bristow Group                                    47,239(b)           1,600,930
CARBO Ceramics                                   40,283(d)           1,566,606
Dril-Quip                                        16,567(b)           1,399,746
Hydril                                           39,785(b)           2,755,907
Input/Output                                    142,476(b,d)         1,400,539
Lone Star Technologies                           62,159(b)           2,927,689
Lufkin Inds                                      29,880              1,852,859
Maverick Tube                                    74,610(b)           4,759,371
NS Group                                         45,370(b)           2,294,815
Oceaneering Intl                                108,558(b)           4,746,156
SEACOR Holdings                                  42,103(b)           3,425,079
TETRA Technologies                              144,234(b)           4,126,535
Unit                                             93,426(b)           5,478,500
Veritas DGC                                      72,328(b)           4,142,225
W-H Energy Services                              59,490(b)           3,273,140
                                                                --------------
Total                                                               48,308,908
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores                          101,693             $2,301,313
Great Atlantic &
  Pacific Tea                                    36,693                871,459
Longs Drug Stores                                54,250              2,230,760
Nash Finch                                       26,920                602,200
Performance Food Group                           69,808(b)           1,945,549
United Natural Foods                             85,252(b)           2,569,495
                                                                --------------
Total                                                               10,520,776
------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
American Italian
  Pasta Cl A                                     37,216(b)             309,265
Corn Products Intl                              149,746              4,980,552
Delta & Pine Land                                71,843              2,457,749
Flowers Foods                                   106,753              3,040,325
Hain Celestial Group                             77,702(b)           1,678,363
J & J Snack Foods                                27,452                826,031
Lance                                            61,143              1,457,038
Peet's Coffee & Tea                              27,910(b)             791,807
Ralcorp Holdings                                 53,486(b)           2,229,296
Sanderson Farms                                  28,760                745,172
TreeHouse Foods                                  62,780(b)           1,504,209
                                                                --------------
Total                                                               20,019,807
------------------------------------------------------------------------------

GAS UTILITIES (3.4%)
Atmos Energy                                    163,885              4,714,971
Cascade Natural Gas                              23,189                601,059
Energen                                         148,374              6,323,699
Laclede Group                                    43,080              1,431,548
New Jersey Resources                             56,601              2,826,088
Northwest Natural Gas                            55,699              2,114,891
Piedmont Natural Gas                            152,028(d)           3,913,201
South Jersey Inds                                58,880              1,746,970
Southern Union                                  198,799              5,395,398
Southwest Gas                                    80,878              2,663,313
UGI                                             212,670              5,284,850
                                                                --------------
Total                                                               37,015,988
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.9%)
American Medical
  Systems Holdings                              140,970(b)           2,572,703
Analogic                                         28,169              1,288,450
ArthroCare                                       52,776(b)           2,324,255
BIOLASE Technology                               47,060(b,d)           386,363
Biosite                                          34,755(b)           1,354,750
Conmed                                           56,736(b)           1,131,883


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   13

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Cooper Companies                                 90,775             $4,012,255
Cyberonics                                       44,220(b)             947,635
Datascope                                        25,571                785,797
DJO                                              45,985(b)           1,815,028
Greatbatch                                       44,040(b)           1,079,420
Haemonetics                                      54,322(b)           2,383,106
Hologic                                         101,342(b)           4,551,269
ICU Medical                                      28,845(b)           1,205,144
IDEXX Laboratories                               63,728(b)           5,639,928
Immucor                                         136,972(b)           2,727,113
Integra LifeSciences
  Holdings                                       35,780(b)           1,318,851
Intermagnetics General                           78,500(b)           2,128,920
Invacare                                         64,340              1,353,070
Kensey Nash                                      20,300(b)             573,678
Mentor                                           77,255              3,434,757
Merit Medical Systems                            54,980(b)             798,310
Osteotech                                        34,930(b)             135,528
Palomar Medical
 Technologies                                    35,155(b)           1,339,054
PolyMedica                                       46,692              1,807,447
Possis Medical                                   34,715(b)             290,217
ResMed                                          152,294(b)           7,067,965
Respironics                                     146,762(b)           5,221,792
SurModics                                        31,751(b,d)         1,135,098
Theragenics                                      64,752(b)             202,026
Viasys Healthcare                                65,363(b)           1,683,751
Vital Signs                                      11,947                615,151
                                                                --------------
Total                                                               63,310,714
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.6%)
Amedisys                                         32,250(b)           1,231,628
AMERIGROUP                                      104,370(b)           3,037,167
AmSurg                                           60,150(b)           1,333,526
Centene                                          87,000(b)           1,413,750
Chemed                                           52,820              1,942,720
Cross Country Healthcare                         42,135(b)             752,952
CryoLife                                         44,581(b)             249,654
Genesis HealthCare                               39,510(b)           1,919,001
Gentiva Health Services                          54,325(b)             874,089
Healthways                                       69,710(b)           3,744,821
Hooper Holmes                                   133,696                401,088
inVentiv Health                                  58,890(b)           1,643,031
LCA-Vision                                       41,917              1,808,719
Matria Healthcare                                42,360(b)           1,045,021
Odyssey HealthCare                               69,797(b)           1,257,044
Owens & Minor                                    80,953              2,445,590

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (CONT.)
Pediatrix Medical Group                          97,942(b)          $4,152,740
RehabCare Group                                  34,281(b)             641,740
Sierra Health Services                          100,630(b)           4,345,202
Sunrise Senior Living                            85,386(b)           2,465,948
United Surgical
  Partners Intl                                  89,685(b)           2,215,220
                                                                --------------
Total                                                               38,920,651
------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.7%)
Cerner                                          126,792(b)           5,132,540
Dendrite Intl                                    88,175(b)             803,274
Per-Se Technologies                              66,986(b)           1,598,956
                                                                --------------
Total                                                                7,534,770
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.4%)
Aztar                                            72,773(b)           3,765,274
Bally Total Fitness Holding                      68,810(b)             395,658
CEC Entertainment                                67,224(b)           1,985,125
IHOP                                             37,105              1,686,793
Jack in the Box                                  71,386(b)           2,815,464
Landry's Restaurants                             34,399                973,148
Lone Star Steakhouse
  & Saloon                                       36,705                858,530
Marcus                                           44,007                868,698
Multimedia Games                                 54,820(b)             536,688
O`Charley's                                      46,635(b)             746,160
Panera Bread Cl A                                63,348(b)           3,313,734
Papa John's Intl                                 46,750(b)           1,502,545
PF Chang's China Bistro                          53,560(b)           1,619,119
Pinnacle Entertainment                           96,823(b)           2,655,855
RARE Hospitality Intl                            68,452(b)           1,800,288
Red Robin
  Gourmet Burgers                                29,375(b)           1,141,219
Ryan's Restaurant Group                          85,182(b)           1,342,468
Shuffle Master                                   70,223(b,d)         2,047,000
SONIC                                           173,303(b)           3,410,603
Steak n Shake                                    56,848(b)             840,213
Triarc Companies Cl B                           126,255              1,766,307
WMS Inds                                         45,920(b)           1,218,258
                                                                --------------
Total                                                               37,289,147
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
Bassett Furniture Inds                           23,879                430,538
Champion Enterprises                            153,984(b)           1,020,914
Ethan Allen Interiors                            66,737              2,490,625
Interface Cl A                                   99,460(b)           1,220,374
La-Z-Boy                                        104,435(d)           1,331,546


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

14   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

HOUSEHOLD DURABLES (CONT.)
Lenox Group                                      28,400(b,f)          $197,664
Libbey                                           28,453                225,632
M/I Homes                                        24,630                793,579
Meritage Homes                                   45,190(b)           1,752,016
Natl Presto Inds                                  9,509                513,866
NVR                                               9,994(b)           4,947,030
Russ Berrie & Co                                 23,986(b)             264,086
Skyline                                          13,728                519,056
Standard-Pacific                                134,084              2,994,096
                                                                --------------
Total                                                               18,701,022
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Spectrum Brands                                  76,365(b)             516,991
WD-40                                            33,913              1,105,903
                                                                --------------
Total                                                                1,622,894
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                     22,475                614,916
Tredegar                                         56,414                892,469
                                                                --------------
Total                                                                1,507,385
------------------------------------------------------------------------------

INSURANCE (2.8%)
Delphi Financial
  Group Cl A                                     86,274              3,286,177
Hilb Rogal & Hobbs                               73,065              2,959,133
Infinity Property &
  Casualty                                       41,755              1,715,713
LandAmerica
  Financial Group                                34,720              2,216,178
Philadelphia
  Consolidated Holding                          112,744(b)           3,818,638
Presidential Life                                43,397              1,047,604
ProAssurance                                     62,995(b)           3,131,481
RLI                                              43,217              2,043,300
Safety Insurance Group                           28,605              1,517,781
SCPIE Holdings                                   20,300(b)             464,870
Selective Insurance Group                        55,567              2,833,917
Stewart Information
  Services                                       36,812              1,265,597
United Fire & Casualty                           39,415              1,176,932
Zenith Natl Insurance                            74,593              2,982,228
                                                                --------------
Total                                                               30,459,549
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
PetMed Express                                   48,470(b)             565,645
Stamps.com                                       39,565(b)             806,730
                                                                --------------
Total                                                                1,372,375
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

INTERNET SOFTWARE & SERVICES (1.1%)
Bankrate                                         22,530(b)            $677,928
Digital Insight                                  69,770(b)           1,646,572
InfoSpace                                        56,080(b)           1,237,125
j2 Global
  Communications                                100,340(b)           2,809,519
MIVA                                             56,830(b)             173,332
United Online                                   129,605              1,413,991
WebEx Communications                             71,745(b)           2,459,418
Websense                                         96,900(b)           1,816,875
                                                                --------------
Total                                                               12,234,760
------------------------------------------------------------------------------

IT SERVICES (1.7%)
CACI Intl Cl A                                   61,706(b)           3,477,133
Carreker                                         44,668(b)             297,042
Ciber                                           110,199(b)             716,294
eFunds                                           93,930(b)           1,975,348
Gevity HR                                        53,010              1,177,352
Global Payments                                 135,044              5,744,772
Keane                                            90,680(b)           1,307,606
ManTech Intl Cl A                                36,365(b)           1,025,129
MAXIMUS                                          38,542              1,046,030
StarTek                                          22,848                304,107
TALX                                             65,235              1,340,579
                                                                --------------
Total                                                               18,411,392
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                       25,809                456,045
JAKKS Pacific                                    55,616(b)             917,108
K2                                               95,009(b)             999,495
MarineMax                                        33,780(b)             711,069
Nautilus                                         66,235(d)             831,912
Polaris Inds                                     83,536              3,192,746
Pool                                            106,917              4,162,278
RC2                                              42,060(b)           1,424,572
Sturm, Ruger & Co                                43,774                291,973
                                                                --------------
Total                                                               12,987,198
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Cambrex                                          54,195              1,154,895
Dionex                                           40,370(b)           2,234,480
Enzo Biochem                                     55,364(b)             713,642
Kendle Intl                                      24,730(b)             718,901
PAREXEL Intl                                     54,832(b)           1,626,865
SFBC Intl                                        36,655(b,d)           594,178
                                                                --------------
Total                                                                7,042,961
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   15

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

MACHINERY (4.0%)
Albany Intl Cl A                                 60,080             $2,158,674
Astec Inds                                       36,793(b)             780,012
ASV                                              36,200(b,d)           552,412
Barnes Group                                     72,764              1,237,716
Briggs & Stratton                               103,268              2,643,661
Clarcor                                         104,578              2,973,153
EnPro Inds                                       42,580(b)           1,331,902
Gardner Denver                                  105,730(b)           3,663,545
IDEX                                            107,786              4,683,301
JLG Inds                                        214,760              3,887,156
Kaydon                                           56,965              2,064,981
Lindsay Mfg                                      23,281                623,000
Lydall                                           32,731(b)             293,270
Manitowoc                                       123,628              4,853,634
Mueller Inds                                     74,432              2,734,632
Robbins & Myers                                  23,554                631,247
Toro                                             86,098              3,565,318
Valmont Inds                                     34,311              1,744,714
Wabash Natl                                      62,903                895,739
Watts Water
  Technologies Cl A                              51,418              1,497,806
Wolverine Tube                                   30,421(b)             132,636
                                                                --------------
Total                                                               42,948,509
------------------------------------------------------------------------------

MARINE (0.3%)
Kirby                                           106,432(b)           3,417,532
------------------------------------------------------------------------------

MEDIA (0.8%)
4Kids Entertainment                              26,437(b)             430,659
ADVO                                             64,094              2,320,844
Arbitron                                         60,791              2,225,559
Live Nation                                     128,845(b)           2,700,590
Radio One Cl D                                  159,475(b)           1,145,031
                                                                --------------
Total                                                                8,822,683
------------------------------------------------------------------------------

METALS & MINING (2.3%)
Aleris Intl                                      63,338(b)           2,593,058
AM Castle & Co                                   20,743                686,178
AMCOL Intl                                       44,740              1,036,626
Brush Engineered
  Materials                                      39,195(b)             904,229
Carpenter Technology                             44,680              4,396,511
Century Aluminum                                 46,454(b)           1,434,035
Chaparral Steel                                  46,487(b)           3,262,923
Cleveland-Cliffs                                 89,102              3,221,037
Quanex                                           76,734              2,784,677

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

METALS & MINING (CONT.)
RTI Intl Metals                                  45,973(b)          $2,118,436
Ryerson                                          52,603              1,422,911
Steel Technologies                               22,498                522,179
                                                                --------------
Total                                                               24,382,800
------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Fred's                                           80,645                966,934
Tuesday Morning                                  52,655(d)             761,391
                                                                --------------
Total                                                                1,728,325
------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Avista                                           98,768              2,467,225
CH Energy Group                                  27,380              1,357,774
                                                                --------------
Total                                                                3,824,999
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.5%)
Cabot Oil & Gas                                  98,645              5,203,524
Cimarex Energy                                  166,792              6,810,117
Frontier Oil                                    228,690              8,061,322
Helix Energy
  Solutions Group                               183,662(b)           7,160,981
Massey Energy                                   165,550              4,423,496
Penn Virginia                                    37,660              2,570,672
Petroleum Development                            32,880(b)           1,464,475
St. Mary Land &
  Exploration                                   115,410              4,962,630
Stone Energy                                     55,058(b)           2,573,962
Swift Energy                                     58,835(b)           2,824,080
World Fuel Services                              55,585              2,630,282
                                                                --------------
Total                                                               48,685,541
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                             66,924(b)             501,930
Deltic Timber                                    25,041              1,236,525
Neenah Paper                                     29,830                878,195
Pope & Talbot                                    32,993                169,254
Schweitzer-Mauduit Intl                          31,166                630,488
Wausau Paper                                    103,230              1,263,535
                                                                --------------
Total                                                                4,679,927
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
NBTY                                            112,647(b)           3,326,465
Playtex Products                                128,480(b)           1,454,394
USANA Health Sciences                            19,990(b,d)           886,557
                                                                --------------
Total                                                                5,667,416
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

16   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

PHARMACEUTICALS (0.7%)
Alpharma Cl A                                    86,182             $1,945,990
Bradley Pharmaceuticals                          30,695(b,d)           311,247
CNS                                              28,230                641,386
Connetics                                        67,780(b)             649,332
MGI PHARMA                                      157,742(b)           2,304,610
Noven Pharmaceuticals                            47,826(b)             945,042
Sciele Pharma                                    57,070(b)           1,166,511
                                                                --------------
Total                                                                7,964,118
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITs) (4.0%)
Acadia Realty Trust                              64,150              1,529,336
Colonial Properties Trust                        92,385              4,428,013
EastGroup Properties                             44,810              2,107,414
Entertainment
  Properties Trust                               53,410              2,273,664
Essex Property Trust                             46,220              5,411,900
Glenborough Realty Trust                         65,015              1,443,333
Kilroy Realty                                    64,197              4,743,516
Lexington Corporate
  Properties Trust                              106,770(d)           2,126,858
LTC Properties                                   41,045                905,863
Natl Retail Properties                          116,885              2,435,883
New Century Financial                           113,905              4,973,092
Parkway Properties                               28,645              1,302,488
PS Business Parks                                32,330              1,939,800
Shurgard Storage
  Centers Cl A                                   95,492              6,292,924
Sovran Self Storage                              35,770              1,848,236
                                                                --------------
Total                                                               43,762,320
------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Arkansas Best                                    51,030              2,267,263
Heartland Express                               121,253              1,824,858
Kansas City Southern                            151,999(b)           3,742,215
Knight Transportation                           116,115              1,992,533
Landstar System                                 119,086              5,083,781
Old Dominion
  Freight Line                                   57,220(b)           1,864,228
                                                                --------------
Total                                                               16,774,878
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Actel                                            52,217(b)             708,063
Advanced Energy Inds                             59,528(b)             770,292
ATMI                                             75,587(b)           2,008,347
Axcelis Technologies                            203,928(b)           1,127,722
Brooks Automation                               150,725(b)           1,701,685

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT (CONT.)
Cohu                                             45,541               $691,312
Cymer                                            76,598(b)           2,996,514
Diodes                                           38,675(b)           1,388,046
DSP Group                                        61,155(b)           1,465,274
ESS Technology                                   70,426(b)             120,428
Exar                                             72,597(b)             940,131
FEI                                              50,710(b)           1,104,464
Kopin                                           138,040(b)             458,293
Kulicke & Soffa Inds                            114,409(b)             845,483
Microsemi                                       142,658(b)           3,609,247
Pericom Semiconductor                            53,169(b)             446,620
Photronics                                       83,680(b)           1,169,010
Power Integrations                               59,673(b)             948,801
Rudolph Technologies                             48,188(b)             670,295
Skyworks Solutions                              323,918(b)           1,422,000
Standard Microsystems                            44,587(b)           1,185,122
Supertex                                         24,105(b)             801,250
Ultratech                                        48,298(b)             731,232
Varian Semiconductor
  Equipment Associates                          115,568(b)           3,663,505
Veeco Instruments                                54,366(b)           1,211,274
                                                                --------------
Total                                                               32,184,410
------------------------------------------------------------------------------

SOFTWARE (3.5%)
Altiris                                          47,970(b)             827,962
ANSYS                                            77,300(b)           3,547,297
Captaris                                         57,121(b)             261,614
Catapult
  Communications                                 20,915(b)             210,614
Epicor Software                                 110,730(b)           1,297,756
EPIQ Systems                                     27,795(b)             447,500
FactSet Research
  Systems                                        68,820              3,021,198
FileNet                                          85,104(b)           2,708,009
Hyperion Solutions                              119,671(b)           3,728,947
Internet Security Systems                        77,680(b)           1,747,023
JDA Software Group                               58,910(b)             911,338
Kronos                                           64,716(b)           1,877,411
Manhattan Associates                             55,472(b)           1,168,240
MapInfo                                          42,951(b)             492,218
MICROS Systems                                   78,502(b)           3,140,080
MRO Software                                     44,780(b)             945,754
Napster                                          90,703(b)             246,712
Open Solutions                                   40,985(b)           1,133,235
Phoenix Technologies                             51,165(b)             243,034
Progress Software                                82,990(b)           1,878,064


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   17

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

SOFTWARE (CONT.)
Quality Systems                                  33,440             $1,107,533
Radiant Systems                                  48,165(b)             528,370
Secure Computing                                109,285(b)             607,625
Sonic Solutions                                  51,180(b)             727,268
SPSS                                             35,158(b)             950,321
Take-Two Interactive
  Software                                      146,503(b,d)         1,569,047
THQ                                             130,053(b)           2,950,903
                                                                --------------
Total                                                               38,275,073
------------------------------------------------------------------------------

SPECIALTY RETAIL (4.1%)
Aaron Rents                                      97,241              2,347,398
Cato Cl A                                        63,549              1,545,512
Children's Place
  Retail Stores                                  44,790(b)           2,500,178
Christopher & Banks                              73,143              2,061,901
Cost Plus                                        44,571(b)             601,263
Dress Barn                                       92,056(b)           1,986,568
Finish Line Cl A                                 87,740              1,079,202
Genesco                                          47,033(b)           1,273,183
Group 1 Automotive                               44,144              2,706,910
Guitar Center                                    53,045(b)           2,255,473
Gymboree                                         65,913(b)           2,209,404
Hancock Fabrics                                  38,658                126,798
Haverty Furniture
  Companies                                      45,480                700,847
Hibbett Sporting Goods                           72,662(b)           1,435,801
Hot Topic                                        89,181(b)           1,311,853
Jo-Ann Stores                                    48,680(b,d)           691,256
Jos A Bank Clothiers                             31,621(b,d)           796,217
Men's Wearhouse                                 107,776              3,352,911
Midas                                            24,461(b)             421,952
Pep Boys - Manny,
  Moe & Jack                                    109,553              1,180,981
Select Comfort                                  108,552(b)           2,187,323
Sonic Automotive                                 60,940              1,401,620
Stage Stores                                     53,820              1,596,301
Stein Mart                                       53,710                692,322
Tractor Supply                                   68,540(b)           3,135,020
Tween Brands                                     66,019(b)           2,457,227
Zale                                             97,308(b)           2,492,058
                                                                --------------
Total                                                               44,547,479
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Ashworth                                         29,280(b)            $239,510
Brown Shoe                                       57,656              1,866,901
Deckers Outdoor                                  22,000(b)             938,080
Fossil                                           93,760(b)           1,702,682
Kellwood                                         51,794              1,369,951
K-Swiss Cl A                                     52,664              1,473,012
Oxford Inds                                      29,528              1,047,063
Phillips-Van Heusen                              97,067(f)           3,448,791
Quiksilver                                      234,848(b)           3,041,282
Russell                                          67,189              1,210,074
Skechers USA Cl A                                52,020(b)           1,134,556
Stride Rite                                      74,155                938,802
Wolverine World Wide                            112,595              2,864,417
                                                                --------------
Total                                                               21,275,121
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.3%)
Anchor BanCorp
  Wisconsin                                      37,214              1,105,256
Bank Mutual                                     122,835              1,513,327
BankAtlantic
  Bancorp Cl A                                   91,860              1,275,017
BankUnited
  Financial Cl A                                 64,710              1,914,769
Brookline Bancorp                               124,365              1,614,258
Dime Community
  Bancshares                                     54,342                759,158
Downey Financial                                 42,190              2,799,306
Fidelity Bankshares                              45,240              1,741,740
FirstFed Financial                               33,534(b)           1,892,994
Flagstar Bancorp                                 71,810              1,045,554
Franklin Bank                                    47,235(b)             916,831
Fremont General                                 132,120              2,345,130
Harbor Florida
  Bancshares                                     39,435              1,743,816
MAF Bancorp                                      58,439              2,395,999
Trustco Bank NY                                 151,532              1,668,367
                                                                --------------
Total                                                               24,731,522
------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                               175,975                691,582
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

18   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                           SHARES             VALUE(a)

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial
  Technologies                                   74,916             $1,747,041
Kaman                                            48,514                890,232
Lawson Products                                   9,241                337,389
Watsco                                           48,394              2,144,822
                                                                --------------
Total                                                                5,119,484
------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                            33,990              1,286,522
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $793,543,829)                                            $1,071,097,104
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (--%)
------------------------------------------------------------------------------

ISSUER                         COUPON          PRINCIPAL            VALUE(a)
                                RATE            AMOUNT

TIMCO Aviation Services
  Jr Sub Pay-in-kind
   01-02-07                     8.00%           $11,949(g,h,i)             $--
------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $278)                                                               $--
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (3.1%)(e)
------------------------------------------------------------------------------

ISSUER                       EFFECTIVE         AMOUNT               VALUE(a)
                               YIELD         PAYABLE AT
                                              MATURITY

Bear Stearns Companies
  08-01-06                      5.28%       $10,000,000             $9,998,533
Nieuw Amsterdam
  08-01-06                      5.32         13,900,000(j)          13,897,946
Solitaire Funding LLC
  08-17-06                      5.34         10,000,000(j)           9,974,831
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $33,876,311)                                                $33,871,310
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $827,420,418)(k)                                         $1,104,968,414
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2006, the value of foreign securities represented 0.1% of net assets.

(d) At July 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.2% of net assets. See Note 5 to the financial statements. 0.9% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

      TYPE OF SECURITY                                               CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      Russell 2000 Future, Sept. 2006                                       29


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   19

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(g) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2006, is as follows:

      SECURITY                                       ACQUISITION               COST
                                                        DATES
      -----------------------------------------------------------------------------
      TIMCO Aviation Services
           Jr Sub 8.00% Pay-in-kind 2007        02-21-03 thru 10-06-05         $278

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)   Negligible market value.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of these securities amounted to $23,872,777 or 2.2% of net assets.

(k) At July 31, 2006, the cost of securities for federal income tax purposes was approximately $827,420,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $370,983,000
      Unrealized depreciation                                     (93,435,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $277,548,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------

20   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)*
  (identified cost $827,420,418)                                                            $1,104,968,414
Cash in bank on demand deposit                                                                      59,107
Capital shares receivable                                                                          155,542
Dividends and accrued interest receivable                                                          569,328
Receivable for investment securities sold                                                        2,799,547
----------------------------------------------------------------------------------------------------------
Total assets                                                                                 1,108,551,938
----------------------------------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                                              59,834
Payable for investment securities purchased                                                      1,991,216
Payable upon return of securities loaned (Note 5)                                               23,619,900
Accrued investment management services fee                                                          30,460
Accrued distribution fee                                                                            36,267
Accrued service fee                                                                                     85
Accrued transfer agency fee                                                                         10,379
Accrued administrative services fee                                                                  6,830
Other accrued expenses                                                                             128,463
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                               25,883,434
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                          $1,082,668,504
==========================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                    $    1,290,415
Additional paid-in capital                                                                     708,484,375
Undistributed net investment income                                                              1,633,944
Accumulated net realized gain (loss)                                                            93,378,493
Unrealized appreciation (depreciation) on investments (Note 6)                                 277,881,277
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                    $1,082,668,504
==========================================================================================================
Net assets applicable to outstanding shares:          Class A                               $  839,847,902
                                                      Class B                               $  232,301,259
                                                      Class Y                               $   10,519,343
Net asset value per share of outstanding capital
stock:                                                Class A shares         97,978,429     $         8.57
                                                      Class B shares         29,857,924     $         7.78
                                                      Class Y shares          1,205,127     $         8.73
----------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                           $   22,573,707
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   21

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                              $   6,152,090
Interest                                                                                     398,134
Fee income from securities lending (Note 5)                                                  220,973
  Less foreign taxes withheld                                                                 (2,350)
----------------------------------------------------------------------------------------------------
Total income                                                                               6,768,847
----------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                         2,019,635
Distribution fee
  Class A                                                                                  1,051,643
  Class B                                                                                  1,605,035
Transfer agency fee                                                                          999,132
Incremental transfer agency fee
  Class A                                                                                     71,245
  Class B                                                                                     50,971
Service fee -- Class Y                                                                         5,368
Administrative services fees and expenses                                                    442,568
Compensation of board members                                                                  6,997
Custodian fees                                                                               108,680
Printing and postage                                                                         138,531
Registration fees                                                                             39,820
Licensing fees                                                                                10,860
Audit fees                                                                                    12,500
Other                                                                                          2,691
----------------------------------------------------------------------------------------------------
Total expenses                                                                             6,565,676
  Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)          (597,692)
----------------------------------------------------------------------------------------------------
                                                                                           5,967,984
  Earnings and bank fee credits on cash balances (Note 2)                                    (44,185)
----------------------------------------------------------------------------------------------------
Total net expenses                                                                         5,923,799
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              845,048
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                                          59,411,548
  Futures contracts                                                                         (756,299)
  Reimbursement from advisor (Note 2)                                                         52,250
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   58,707,499
Net change in unrealized appreciation (depreciation) on investments                     (111,201,940)
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                           (52,494,441)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        $ (51,649,393)
====================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

22   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        JULY 31, 2006       JAN. 31, 2006
                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $      845,048      $     (490,846)
Net realized gain (loss) on investments                                     58,707,499         127,368,104
Net change in unrealized appreciation (depreciation) on investments       (111,201,940)         74,972,461
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (51,649,393)        201,849,719
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
     Class A                                                                        --         (64,568,459)
     Class B                                                                        --         (28,154,086)
     Class Y                                                                        --            (798,388)
----------------------------------------------------------------------------------------------------------
Total distributions                                                                 --         (93,520,933)
----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
  Class A shares (Note 2)                                                   99,776,333         137,448,192
  Class B shares                                                             9,842,495          29,941,339
  Class Y shares                                                             1,796,426           5,147,710
Reinvestment of distributions at net asset value
  Class A shares                                                                    --          63,541,983
  Class B shares                                                                    --          27,800,426
  Class Y shares                                                                    --             798,388
Payments for redemptions
  Class A shares                                                          (109,310,793)       (237,986,825)
  Class B shares (Note 2)                                                 (114,109,295)       (168,796,770)
  Class Y shares                                                            (2,130,376)        (15,634,423)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         (114,135,210)       (157,739,980)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (165,784,603)        (49,411,194)
Net assets at beginning of period                                        1,248,453,107       1,297,864,301
----------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $1,082,668,504      $1,248,453,107
==========================================================================================================
Undistributed net investment income                                     $    1,633,944      $      788,896
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   23

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to July 31, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Market Advantage Series, Inc. (formerly AXP Market Advantage Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) utilizes Fair Value Pricing
(FVP). FVP determinations are made in good faith in


--------------------------------------------------------------------------------

24   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT
accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At July 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at July 31, 2006 was $0. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   25

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


------------------------------------------------------------------------------

26   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.38% to 0.34% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a fee percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   27

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $442,378 for Class A and $146,640 for Class B for the six months ended July 31, 2006.

For the six months ended July 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.81% for Class A, 1.58% for Class B and 0.64% for Class Y. Of these fees and expenses, the transfer agency fees waived for Class A, Class B and Class Y were $440,896, $151,645 and $5,151, respectively. Effective as of Feb. 1, 2006, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.81% for Class A, 1.58% for Class B and 0.64% for Class Y of the Fund's average daily net assets.


------------------------------------------------------------------------------

28   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

During the six months ended July 31, 2006, the Fund's custodian and transfer agency fees were reduced by $44,185 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time reimbursement of $52,250 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $52,509,352 and $142,844,805, respectively, for the six months ended July 31, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   SIX MONTHS ENDED JULY 31, 2006
                                              CLASS A         CLASS B           CLASS Y
---------------------------------------------------------------------------------------
Sold                                         11,625,316       1,210,640         195,919
Issued for reinvested distributions                  --              --              --
Redeemed                                    (12,245,850)    (14,564,238)       (233,635)
---------------------------------------------------------------------------------------
Net increase (decrease)                        (620,534)    (13,353,598)        (37,716)
---------------------------------------------------------------------------------------

                                                      YEAR ENDED JAN. 31, 2006
                                              CLASS A         CLASS B           CLASS Y
---------------------------------------------------------------------------------------
Sold                                         15,977,947       3,820,218         594,800
Issued for reinvested distributions           7,591,685       3,643,525          93,818
Redeemed                                    (27,882,339)    (21,380,640)     (1,818,850)
---------------------------------------------------------------------------------------
Net increase (decrease)                      (4,312,707)    (13,916,897)     (1,130,232)
---------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At July 31, 2006, securities valued at $22,573,707 were on loan to brokers. For collateral, the Fund received $23,619,900 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $220,973 for the six months ended July 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   29

6. STOCK INDEX FUTURES CONTRACTS

At July 31, 2006, investments in securities included securities valued at $1,430,900 that were pledged as collateral to cover initial margin deposits on 29 open purchase contracts. The notional market value of the open purchase contracts at July 31, 2006 was $10,216,700 with a net unrealized gain of $333,281. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2006.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

30   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   31

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                2006(g)           2006           2005         2004         2003
Net asset value, beginning of period       $  8.97          $  8.21        $  7.55      $  5.14      $  6.35
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    --              .01             --           --           --
Net gains (losses) (both realized
and unrealized)                               (.40)            1.44           1.17         2.41        (1.21)
------------------------------------------------------------------------------------------------------------
Total from investment operations              (.40)            1.45           1.17         2.41        (1.21)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --             (.69)          (.51)          --           --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  8.57          $  8.97        $  8.21      $  7.55      $  5.14
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   840          $   884        $   844      $   792      $   583
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                            .81%(c),(d)      .92%(d)        .91%         .96%         .98%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    .35%(c)          .20%           .24%        (.04%)       (.13%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                4%              14%            12%          10%          16%
------------------------------------------------------------------------------------------------------------
Total return(e)                              (4.46%)(f)       18.33%         15.42%       46.89%      (19.06%)
------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.92% for the six months ended July 31, 2006 and 0.93% for the year ended Jan. 31, 2006.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

32   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

CLASS B

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                2006(g)          2006           2005         2004         2003
Net asset value, beginning of period         $8.17           $7.59          $7.07        $4.85        $6.04
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.02)           (.02)          (.01)        (.05)        (.04)
Net gains (losses) (both realized
and unrealized)                               (.37)           1.29           1.04         2.27        (1.15)
-----------------------------------------------------------------------------------------------------------
Total from investment operations              (.39)           1.27           1.03         2.22        (1.19)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --            (.69)          (.51)          --           --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period               $7.78           $8.17          $7.59        $7.07        $4.85
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $232            $353           $434         $482         $370
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           1.58%(c),(d)    1.68%(d)       1.67%        1.73%        1.75%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   (.42%)(c)       (.57%)         (.53%)       (.81%)       (.90%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                4%             14%            12%          10%          16%
-----------------------------------------------------------------------------------------------------------
Total return(e)                              (4.77%)(f)      17.45%         14.48%       45.77%      (19.70%)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.67% for the six months ended July 31, 2006 and 1.70% for the year ended Jan. 31, 2006.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   33

CLASS Y

-----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,               2006(g)         2006          2005        2004       2003
Net asset value, beginning of period        $9.12          $8.32         $7.63       $5.19      $6.40
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .01            .01            --         .01         --
Net gains (losses) (both realized
and unrealized)                              (.40)          1.48          1.20        2.43      (1.21)
-----------------------------------------------------------------------------------------------------
Total from investment operations             (.39)          1.49          1.20        2.44      (1.21)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains              --           (.69)         (.51)         --         --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.73          $9.12         $8.32       $7.63      $5.19
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $11            $11           $20         $15        $10
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           .64%(c),(d)    .75%(d)       .74%        .79%       .82%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   .52%(c)        .36%          .42%        .13%       .04%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               4%            14%           12%         10%        16%
-----------------------------------------------------------------------------------------------------
Total return(e)                             (4.28%)(f)     18.57%        15.65%      47.01%    (18.91%)
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.74% for the six months ended July 31, 2006 and 0.76% for the year ended Jan. 31, 2006.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended July 31, 2006 (Unaudited).


------------------------------------------------------------------------------

34   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   35

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  FEB. 1, 2006      JULY 31, 2006    THE PERIOD(a)   EXPENSE RATIO
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(b)                           $1,000            $955.40          $3.93            .81%
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.78          $4.06            .81%
--------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------
  Actual(b)                           $1,000            $952.30          $7.65           1.58%
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,016.96          $7.90           1.58%
--------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------
  Actual(b)                           $1,000            $957.20          $3.11            .64%
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.62          $3.21            .64%
--------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended July 31, 2006:
      -4.46% for Class A, -4.77% for Class B and -4.28% for Class Y.


------------------------------------------------------------------------------

36   RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE SMALL COMPANY INDEX FUND - 2006 SEMIANNUAL REPORT   37

RIVERSOURCE(SM) SMALL COMPANY INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


RIVERSOURCE [LOGO](SM)   This report must be accompanied or preceded by the
      INVESTMENTS        Fund's current prospectus. RiverSource(SM) mutual
                         funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc.,
                         Member NASD. Both companies are part of Ameriprise
                         Financial, Inc.
                                                               S-6361 L (9/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Market Advantage Series, Inc.


By                        /s/ William F. Truscott
                          ------------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 4, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 4, 2006


By                        /s/ Jeffrey P. Fox
                          -----------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 4, 2006